UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Australia — 1.5%
AGL Energy	19,548	$285
Alumina	70,920	85
Amcor	36,009	403
AMP	93,981	327
APA Group	32,284	196
Aristocrat Leisure	15,690	183
ASX	5,609	201
Aurizon Holdings	60,649	225
AusNet Services	51,246	58
Australia & New Zealand Banking Group	88,491	1,875
Bank of Queensland	10,898	87
Bendigo & Adelaide Bank	13,682	116
BHP Billiton	97,536	1,712
Boral	21,544	103
Brambles	48,758	428
Caltex Australia	7,822	183
Challenger	16,532	135
CIMIC Group	2,912	66
Coca-Cola Amatil	16,592	120
Cochlear	1,657	161
Commonwealth Bank of Australia	50,885	2,842
Computershare	13,507	108
Crown Resorts	10,552	87
CSL	13,801	1,056
Dexus Property Group ††	28,043	191
Domino’s Pizza Enterprises	1,778	87
DUET Group	80,943	147
Flight Centre Travel Group	1,608	41
Fortescue Metals Group	45,106	189
Goodman Group ††	51,521	266
GPT Group ††	52,060	185
Harvey Norman Holdings	16,099	62
Healthscope	50,269	84
Incitec Pivot	48,881	110
Insurance Australia Group	70,442	295
Lend Lease Group	15,997	165
Macquarie Group	9,337	567
Medibank	79,789	157
Mirvac Group ††	107,231	171
National Australia Bank	80,319	1,711
Newcrest Mining	23,896	410
Oil Search	39,704	201
Orica	10,819	134

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Origin Energy	50,698	$206
Platinum Asset Management	6,799	26
Qantas Airways	14,938	35
QBE Insurance Group	39,728	302
Ramsay Health Care	4,098	229
REA Group	1,526	59
Rio Tinto	13,024	537
Santos	46,056	125
Scentre Group ††	161,974	519
Seek	9,480	106
Sonic Healthcare	11,377	177
South32	154,240	302
Stockland ††	70,469	237
Suncorp Group	40,867	372
Sydney Airport	32,104	153
Tabcorp Holdings	24,089	89
Tatts Group	42,430	131
Teekay Tankers, Cl A	12,174	26
Telstra	130,856	496
TPG Telecom	9,833	57
Transurban Group	62,173	492
Treasury Wine Estates	21,385	175
Tronox, Cl A	6,765	55
Vicinity Centres ††	97,487	213
Vocus Communications	14,268	62
Wesfarmers	33,634	1,050
Westfield ††	60,616	410
Westpac Banking	100,192	2,323
Woodside Petroleum	22,878	494
Woolworths	38,308	689

		26,362

Austria — 0.0%
ANDRITZ	2,109	110
Erste Group Bank	9,299	292
OMV	4,267	133
Raiffeisen Bank International	3,395	56
voestalpine	3,295	116

		707

Belgium — 0.3%
Ageas	5,835	213
Anheuser-Busch InBev	24,099	2,762
Colruyt	1,951	105

Adviser Managed Trust / Quarterly Report / October 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Groupe Bruxelles Lambert	2,337	$201
KBC Group	7,777	473
Proximus	4,407	126
Solvay	2,147	246
Telenet Group Holding *	1,528	81
UCB	3,663	248
Umicore	2,758	167

		4,622

Brazil — 0.5%
AES Tiete Energia	10,010	52
Ambev	211,691	1,259
Banco Bradesco	38,210	383
Banco do Brasil	38,200	354
Banco Santander Brasil	19,200	160
BB Seguridade Participacoes	32,100	324
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	79,100	468
BR Malls Participacoes *	26,490	107
BRF	27,900	470
CCR	39,200	215
CETIP - Mercados Organizados	10,100	143
Cia de Saneamento Basico do Estado de Sao Paulo	15,500	165
Cia Siderurgica Nacional *	38,000	129
Cielo	46,700	479
Cosan Industria e Comercio	6,000	81
CPFL Energia	9,970	76
Duratex	16,300	44
EDP - Energias do Brasil	14,847	72
Embraer	29,900	162
Engie Brasil Energia	9,500	123
Equatorial Energia	9,000	161
Fibria Celulose	11,800	96
Hypermarcas	15,900	134
JBS	33,100	102
Klabin	25,365	132
Kroton Educacional	63,400	318
Localiza Rent a Car	9,900	124
Lojas Americanas	10,300	51
Lojas Renner	28,400	242
M Dias Branco	1,700	73
Multiplan Empreendimentos Imobiliarios	4,000	81
Natura Cosmeticos	8,400	82
Odontoprev	13,300	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Petroleo Brasileiro *	136,500	$805
Porto Seguro	5,800	56
Qualicorp	10,700	70
Raia Drogasil	10,300	231
Rumo Logistica Operadora Multimodal *	39,659	90
Sul America	9,200	57
TIM Participacoes	42,200	117
TOTVS	6,100	56
Transmissora Alianca de Energia Eletrica	5,400	35
Ultrapar Participacoes	16,600	381
Vale	59,000	412
WEG	26,000	145

		9,367

Canada — 0.1%
Atlantic Power	12,789	29
IMAX *	6,432	195
Lions Gate Entertainment	4,700	96
Masonite International *	3,254	185
MDC Partners, Cl A	5,579	47
Tahoe Resources	15,200	183
Teekay	5,810	38
Thomson Reuters	16,100	635

		1,408

Chile — 0.1%
AES Gener	139,105	47
Aguas Andinas, Cl A	110,966	73
Banco de Chile	841,211	100
Banco de Credito e Inversiones	1,728	89
Banco Santander Chile	3,038,891	170
Cencosud	57,162	186
Cia Cervecerias Unidas	7,031	75
Colbun	369,931	81
Empresa Nacional de Electricidad	148,748	103
Empresa Nacional de Telecomunicaciones *	7,975	86
Empresas CMPC	57,207	124
Empresas COPEC	20,357	205
Endesa Americas	157,817	73
Enersis	885,239	150
Enersis Chile	697,667	70
Itau CorpBanca	2,192,200	20
Latam Airlines Group *	14,011	134

2	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SACI Falabella	27,315	$214

		2,000

China — 1.6%
AAC Technologies Holdings	33,500	320
Agricultural Bank of China, Cl H	1,110,000	468
Air China, Cl H	92,000	60
Aluminum Corp of China, Cl H *	228,000	85
Anhui Conch Cement, Cl H	57,500	159
ANTA Sports Products	57,000	165
AviChina Industry & Technology, Cl H	108,000	73
Baidu ADR *	11,800	2,087
Bank of China, Cl H	3,638,000	1,633
Bank of Communications, Cl H	398,000	303
Beijing Capital International Airport, Cl H	70,000	73
Byd, Cl H *	29,000	191
CGN Power, Cl H (A)	501,000	147
China Cinda Asset Management, Cl H	408,000	147
China CITIC Bank, Cl H	409,000	264
China Coal Energy, Cl H	109,000	62
China Communications Construction, Cl H	203,000	224
China Communications Services, Cl H	148,000	88
China Construction Bank, Cl H	3,880,000	2,842
China COSCO Holdings, Cl H *	37,000	13
China Everbright Bank, Cl H	174,000	79
China Galaxy Securities, Cl H	152,500	145
China Longyuan Power Group, Cl H	163,000	125
China Merchants Bank, Cl H	172,500	421
China National Building Material, Cl H	162,000	74
China Oilfield Services, Cl H	90,000	87
China Pacific Insurance Group, Cl H	118,400	428
China Petroleum & Chemical, Cl H	1,132,000	825
China Railway Construction, Cl H	103,000	129
China Railway Group, Cl H	187,000	145
China Shipping Container Lines, Cl H *	54,000	11
China Telecom, Cl H	628,000	325
China Vanke, Cl H	61,900	162
Chongqing Changan Automobile, Cl B	45,400	69
Chongqing Rural Commercial Bank, Cl H	151,000	90
CITIC Securities, Cl H	99,000	220
Country Garden Holdings	295,000	154
CRRC	192,000	174
ENN Energy Holdings	34,000	160
Fosun International	121,000	176

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Great Wall Motor, Cl H	167,000	$163
Guangzhou R&F Properties	59,200	84
Huadian Power International, Cl H	112,000	48
Huaneng Power International, Cl H	198,000	122
Industrial & Commercial Bank of China, Cl H	3,357,000	2,022
Jiangsu Expressway, Cl H	70,000	95
Jiangxi Copper, Cl H	78,000	92
Kingsoft	50,000	112
NetEase ADR	3,600	925
New Oriental Education & Technology Group ADR *	6,100	306
PetroChina, Cl H	940,000	647
PICC Property & Casualty, Cl H	208,000	337
Ping An Insurance Group of China, Cl H	240,500	1,270
Qunar Cayman Islands ADR *	2,300	68
Semiconductor Manufacturing International *	1,222,000	148
Shandong Weigao Group Medical Polymer, Cl H	100,000	65
Shanghai Electric Group, Cl H	144,000	67
Shanghai Fosun Pharmaceutical Group, Cl H	22,000	68
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	46,340	72
Shanghai Pharmaceuticals Holding, Cl H	33,100	85
Shenzhou International Group Holdings	26,000	172
Shimao Property Holdings	58,500	78
Sino-Ocean Group Holding	157,000	65
Sinopec Engineering Group, Cl H	81,500	72
Sinopec Shanghai Petrochemical, Cl H	190,000	97
Sinopharm Group, Cl H	54,400	265
Sinotrans, Cl H	113,000	53
SOHO China	113,000	58
Sun Art Retail Group	109,000	77
Tencent Holdings	250,200	6,640
Tingyi Cayman Islands Holding	108,000	117
Travelsky Technology, Cl H	56,000	120
Tsingtao Brewery, Cl H	20,000	80
Vipshop Holdings ADR *	18,600	254
Want Want China Holdings	264,000	161
Weichai Power, Cl H	62,000	94
Yanzhou Coal Mining, Cl H	98,000	73
YY ADR *	1,800	86
Zhuzhou CSR Times Electric	25,500	124

Adviser Managed Trust / Quarterly Report / October 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zijin Mining Group, Cl H	288,000	$91
ZTE, Cl H	41,400	57

		29,033

Colombia — 0.0%
Cementos Argos	18,351	73
Ecopetrol	173,833	76
Financiera Colombiana	4,870	61
Grupo Argos	12,098	79
Grupo de Inversiones Suramericana	8,928	115
Interconexion Electrica ESP	18,670	62

		466

Czech Republic — 0.0%
Central European Media Enterprises, Cl A *	8,376	21
CEZ	6,044	114
Komercni banka	2,771	101
O2 Czech Republic	5,020	46

		282

Denmark — 0.3%
AP Moller - Maersk, Cl A	111	162
AP Moller - Maersk, Cl B	185	284
Carlsberg, Cl B	3,099	279
Chr Hansen Holding	2,865	171
Coloplast, Cl B	3,511	245
Danske Bank	20,455	631
DSV	5,577	270
Genmab *	1,643	271
ISS	4,841	190
Novo Nordisk, Cl B	57,354	2,049
Novozymes, Cl B	6,760	251
Pandora	3,366	437
TDC	23,500	129
Tryg	3,356	65
Vestas Wind Systems	6,916	554
William Demant Holding *	3,548	66

		6,054

Finland — 0.2%
Elisa	4,121	139
Fortum	12,869	214
Kone, Cl B	10,407	478
Metso	3,267	86

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Neste	3,714	$160
Nokia	172,753	770
Nokian Renkaat	3,317	111
Orion, Cl B	2,965	126
Sampo, Cl A	13,734	629
Stora Enso, Cl R	15,961	151
UPM-Kymmene	17,043	396
Wartsila	4,286	185

		3,445

France — 1.9%
Accor	5,114	194
Aeroports de Paris	860	87
Air Liquide	11,569	1,175
Alstom	4,444	119
Arkema	1,942	184
Atos	2,549	264
AXA	57,934	1,304
BNP Paribas	31,373	1,817
Bollore	25,286	83
Bouygues	6,000	195
Bureau Veritas	7,674	145
Capital Gemini	5,060	419
Carrefour	17,213	451
Casino Guichard Perrachon	1,640	82
Christian Dior	1,579	304
Cie de Saint-Gobain	14,968	664
Cie Generale des Etablissements Michelin	5,595	605
CNP Assurances	4,973	86
Credit Agricole	30,587	330
Danone	17,547	1,213
Dassault Systemes	4,111	325
Edenred	6,005	139
Eiffage	1,659	123
Electricite de France	7,232	81
Engie	44,057	634
Essilor International	6,182	694
Eurazeo	1,174	67
Eutelsat Communications	5,058	106
Fonciere Des Regions ††	966	84
Gecina ††	1,191	173
Groupe Eurotunnel	13,544	127
Hermes International	765	310
ICADE ††	1,074	77

4	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iliad	765	$160
Imerys	1,037	72
Ingenico Group	1,590	126
JCDecaux	2,153	66
Kering	2,352	521
Klepierre ††	6,375	260
Lagardere	3,419	87
Legrand	8,260	466
L’Oreal	7,483	1,338
LVMH Moet Hennessy Louis Vuitton	8,248	1,497
Natixis	27,188	137
Orange	59,522	936
Pernod Ricard	6,396	760
Peugeot *	14,056	210
Publicis Groupe	5,892	404
Remy Cointreau	649	53
Renault	5,947	516
Rexel	8,746	121
Safran	9,574	657
Sanofi	34,742	2,702
Schneider Electric	16,671	1,117
SCOR	4,728	153
SFR Group	3,174	85
Societe BIC	833	115
Societe Generale	23,019	897
Sodexo	2,621	304
Suez	9,433	149
Technip	2,954	196
Thales	3,056	287
TOTAL	66,389	3,182
Unibail-Rodamco ††	2,963	705
Valeo	7,442	428
Veolia Environnement	13,057	285
Vinci	14,768	1,068
Vivendi	35,102	709
Wendel	834	96
Zodiac Aerospace	5,869	143

		33,669

Germany — 1.7%
adidas	5,641	924
Allianz	13,557	2,110
Axel Springer	1,250	62
BASF	27,586	2,428

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bayer	24,809	$2,455
Bayerische Motoren Werke	9,933	864
Beiersdorf	2,920	257
Brenntag	4,476	239
Commerzbank	30,841	209
Continental	3,318	635
Covestro (A)	2,053	121
Daimler	28,560	2,032
Deutsche Bank	42,338	611
Deutsche Boerse *	5,966	446
Deutsche Lufthansa	6,729	86
Deutsche Post	29,083	900
Deutsche Telekom	94,085	1,531
Deutsche Wohnen	10,535	343
E.ON	61,596	450
Evonik Industries	5,173	161
Fraport Frankfurt Airport Services Worldwide	1,204	71
Fresenius & KGaA	12,263	904
Fresenius Medical Care & KGaA	6,731	548
GEA Group	5,298	205
Hannover Rueck	1,747	194
HeidelbergCement	3,820	361
Henkel & KGaA	2,771	305
HOCHTIEF	602	82
HUGO BOSS	1,938	122
Infineon Technologies	31,712	569
Innogy *(A)	3,814	151
K+S	5,545	112
LANXESS	2,652	170
Linde	5,577	919
MAN	1,021	104
Merck KGaA	4,023	413
METRO	5,165	155
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	4,797	929
OSRAM Licht	2,578	146
ProSiebenSat.1 Media	6,339	273
RWE	14,178	225
SAP	29,481	2,593
Siemens	22,941	2,602
Symrise	3,573	245
Telefonica Deutschland Holding	21,545	83
ThyssenKrupp	10,658	246
TUI	14,450	183

Adviser Managed Trust / Quarterly Report / October 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Internet	3,564	$146
Volkswagen	940	140
Vonovia	14,361	505
Zalando *(A)	2,505	110

		30,675

Greece — 0.0%
Alpha Bank AE *	65,706	112
Costamare	2,869	19
Eurobank Ergasias *	68,356	40
FF Group *	1,785	43
Hellenic Telecommunications Organization	8,266	76
JUMBO	4,857	69
National Bank of Greece *	222,352	45
OPAP	9,582	82
Piraeus Bank *	243,852	40
Titan Cement	2,299	53

		579

Hong Kong — 1.4%
3SBio *(A)	60,300	60
AIA Group	361,800	2,284
Alibaba Health Information Technology *	166,000	87
Alibaba Pictures Group *	530,000	105
ASM Pacific Technology	7,000	68
Bank of East Asia	34,707	140
Beijing Enterprises Holdings	24,000	120
Beijing Enterprises Water Group	204,000	148
Belle International Holdings	297,000	180
BOC Hong Kong Holdings	114,500	409
Brilliance China Automotive Holdings	140,000	166
Cathay Pacific Airways	34,000	45
Cheung Kong Infrastructure Holdings	19,000	156
Cheung Kong Property Holdings	81,776	606
China Conch Venture Holdings	63,500	119
China Everbright	50,000	98
China Everbright International	116,000	139
China Evergrande Group	193,000	128
China Gas Holdings	82,000	125
China Huishan Dairy Holdings	228,000	85
China Life Insurance, Cl H	330,000	820
China Medical System Holdings	57,000	89
China Mengniu Dairy	125,000	237
China Merchants Port Holdings	61,048	158

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Minsheng Banking, Cl H	268,000	$306
China Mobile	283,500	3,248
China Overseas Land & Investment	174,000	537
China Power International Development	164,000	60
China Resources Enterprise	88,000	187
China Resources Gas Group	40,000	126
China Resources Land	124,000	309
China Resources Power Holdings	90,000	153
China Shenhua Energy, Cl H	154,500	322
China Southern Airlines, Cl H	98,000	55
China State Construction International Holdings	96,000	140
China Taiping Insurance Holdings *	75,800	146
China Unicom	272,000	319
CITIC	198,000	284
CK Hutchison Holdings	81,000	1,002
CLP Holdings	50,000	509
CNOOC	824,000	1,049
COSCO SHIPPING Ports	26,000	26
CSPC Pharmaceutical Group	190,000	197
Dongfeng Motor Group, Cl H	126,000	131
Far East Horizon	99,000	90
First Pacific	62,000	47
Franshion Properties China	200,000	55
Galaxy Entertainment Group	68,000	279
GCL-Poly Energy Holdings	626,000	85
Geely Automobile Holdings	245,000	253
Genting Singapore	175,000	94
GF Securities, Cl H	63,600	142
GOME Electrical Appliances Holding	606,000	77
Guangdong Investment	128,000	193
Guangzhou Automobile Group, Cl H	110,000	133
Haier Electronics Group	72,000	116
Haitian International Holdings	34,000	70
Haitong Securities, Cl H	139,200	247
Hang Lung Properties	65,000	144
Hang Seng Bank	24,100	435
Henderson Land Development	31,200	185
Hengan International Group	32,500	259
HK Electric Investments & HK Electric Investments (A)	76,500	76
HKT Trust & HKT	77,000	106
Hong Kong & China Gas	237,400	465
Hong Kong Exchanges & Clearing	34,895	924
Huaneng Renewables, Cl H	218,000	73

6	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huatai Securities, Cl H (A)	68,200	$144
Hysan Development	18,000	83
Kerry Properties	19,000	60
Kunlun Energy	152,000	115
Lenovo Group	332,000	213
Li & Fung	170,000	84
Link ††	68,500	488
Longfor Properties	76,500	102
Luye Pharma Group	75,000	50
Melco Crown Entertainment ADR	5,513	92
MGM China Holdings	27,600	46
MTR	42,639	236
New China Life Insurance, Cl H	42,300	183
New World Development	161,000	201
Nine Dragons Paper Holdings	104,000	85
Noble Group	254,000	30
NWS Holdings	44,000	78
PCCW	121,000	72
People’s Insurance Group of China, Cl H	328,000	131
Power Assets Holdings	43,000	405
Shanghai Industrial Holdings	25,000	77
Shangri-La Asia	36,000	40
Shui On Land	199,500	49
Sino Biopharmaceutical	210,000	147
Sino Land	88,000	150
SJM Holdings	57,000	39
Sun Hung Kai Properties	44,000	657
Sunac China Holdings	111,000	76
Swire Pacific, Cl A	15,500	161
Swire Properties	33,800	97
Techtronic Industries	40,000	151
WH Group (A)	169,500	137
Wharf Holdings	40,000	301
Wheelock	24,000	148
Wynn Macau	45,200	69
Yue Yuen Industrial Holdings	21,500	82
Zhejiang Expressway, Cl H	84,000	88

		25,593

Hungary — 0.0%
MOL Hungarian Oil & Gas	1,343	87
OTP Bank	9,779	275

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Richter Gedeon	5,643	$121

		483

India — 0.1%
Dr Reddy’s Laboratories ADR	4,000	197
ICICI Bank ADR	30,000	249
Infosys ADR	45,000	687
Reliance Industries GDR (A)	12,000	380
Tata Motors ADR	10,100	398
Wipro ADR	30,000	290

		2,201

Indonesia — 0.3%
Adaro Energy	206,000	25
AKR Corporindo	92,500	50
Astra International	938,500	592
Bank Central Asia	569,500	678
Bank Danamon Indonesia	173,000	51
Bank Mandiri Persero	434,500	382
Bank Negara Indonesia Persero	339,000	145
Bank Rakyat Indonesia Persero	517,000	483
Bumi Serpong Damai	379,000	63
Charoen Pokphand	364,000	103
Global Indemnity, Cl A *	887	27
Gudang Garam	22,000	114
Hanjaya Mandala Sampoerna	425,000	129
Indocement Tunggal Prakarsa	72,000	91
Indofood CBP Sukses Makmur	112,000	81
Indofood Sukses Makmur	202,000	132
Jasa Marga Persero	107,000	37
Kalbe Farma	982,000	131
Lippo Karawaci	353,500	24
Matahari Department Store	112,000	155
Media Nusantara Citra	261,500	42
Perusahaan Gas Negara Persero	535,500	105
Semen Indonesia Persero	138,000	104
Summarecon Agung	489,500	62
Surya Citra Media	298,000	60
Telekomunikasi Indonesia Persero	2,178,500	705
Tower Bersama Infrastructure	118,500	54
Unilever Indonesia	71,000	242
United Tractors	84,000	139
Waskita Karya Persero	244,500	49

Adviser Managed Trust / Quarterly Report / October 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XL Axiata *	188,250	$32

		5,087

Ireland — 0.6%
Accenture, Cl A	32,864	3,820
Alkermes *	7,600	383
Ardmore Shipping	3,445	20
Bank of Ireland *	796,985	170
CRH	24,771	806
Eaton	24,300	1,550
Endo International *	10,400	195
Experian	29,497	566
Fleetmatics Group *	4,332	259
Horizon Pharma *	17,693	296
Ingersoll-Rand	13,600	915
Kerry Group, Cl A	4,931	358
Mallinckrodt *	6,000	356
Paddy Power Betfair	2,304	238
Pentair	9,000	496
Perrigo	7,400	616
Prothena *	3,769	180
Ryanair Holdings ADR *	1,258	94
Weatherford International *	45,200	218

		11,536

Israel — 0.1%
Azrieli Group	1,230	52
Bank Hapoalim	30,841	178
Bank Leumi Le-Israel *	40,564	153
Bezeq The Israeli Telecommunication	60,090	109
Check Point Software Technologies *	3,800	321
Israel Chemicals	14,778	53
Mizrahi Tefahot Bank	4,031	52
Nice	1,758	117
Silicom	615	23
Stratasys *	5,308	101
Teva Pharmaceutical Industries	27,334	1,144

		2,303

Italy — 0.4%
Assicurazioni Generali	36,291	468
Atlantia	11,962	292
CNH Industrial	29,450	229
Enel	227,919	979

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eni	75,929	$1,099
EXOR	3,210	136
Ferrari	3,558	187
Fiat Chrysler Automobiles	26,059	190
Intesa Sanpaolo	408,188	940
Leonardo-Finmeccanica *	11,725	143
Luxottica Group	4,904	244
Mediobanca	16,403	120
Poste Italiane (A)	15,136	101
Prysmian	5,651	140
Saipem	176,438	72
Snam	76,283	402
Telecom Italia	467,977	378
Terna Rete Elettrica Nazionale	43,675	214
UniCredit	159,735	396
Unione di Banche Italiane	26,125	72
UnipolSai	32,793	63

		6,865

Japan — 4.9%
ABC-Mart	1,000	61
Acom *	11,600	53
Aeon	18,900	261
AEON Financial Service	3,000	53
Aeon Mall	3,300	49
Air Water	5,000	94
Aisin Seiki	6,200	272
Ajinomoto	17,600	391
Alfresa Holdings	5,400	114
Alps Electric	5,400	129
Amada Holdings	9,900	113
ANA Holdings	34,000	96
Aozora Bank	34,000	112
Asahi Glass	29,000	203
Asahi Group Holdings	12,100	432
Asahi Kasei	37,000	334
Asics	4,600	98
Astellas Pharma	63,100	936
Bandai Namco Holdings	5,800	174
Bank of Kyoto	9,000	66
Benesse Holdings	1,900	50
Bridgestone	19,600	730
Brother Industries	6,800	125
Calbee	2,300	83

8	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canon	32,000	$919
Casio Computer	6,600	92
Central Japan Railway	4,400	748
Chiba Bank	20,000	124
Chubu Electric Power	18,700	275
Chugai Pharmaceutical	6,500	221
Chugoku Bank	4,900	66
Chugoku Electric Power	8,100	95
Concordia Financial Group	34,000	158
Credit Saison	4,300	74
CYBERDYNE *	3,000	45
Dai Nippon Printing	16,000	160
Daicel	8,500	112
Dai-ichi Life Holdings	33,400	490
Daiichi Sankyo	18,700	450
Daikin Industries	7,100	681
Daito Trust Construction	2,100	351
Daiwa House Industry	17,600	483
Daiwa House REIT Investment ††	40	108
Daiwa Securities Group	48,000	287
Denso	14,800	643
Dentsu	6,300	314
Don Quijote Holdings	3,400	129
East Japan Railway	10,100	890
Eisai	7,800	497
Electric Power Development	4,200	98
FamilyMart UNY Holdings	2,400	150
FANUC	5,900	1,105
Fast Retailing	1,600	540
Fuji Electric	16,000	80
Fuji Heavy Industries	18,600	725
FUJIFILM Holdings	13,500	511
Fujitsu	54,000	320
Fukuoka Financial Group	22,000	95
GungHo Online Entertainment	12,300	31
Hachijuni Bank	11,800	64
Hakuhodo DY Holdings	6,200	75
Hamamatsu Photonics	4,100	124
Hankyu Hanshin Holdings	7,000	232
Hikari Tsushin	600	55
Hino Motors	7,500	82
Hirose Electric	900	119
Hiroshima Bank	14,000	60
Hisamitsu Pharmaceutical	1,800	96

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hitachi	146,000	$777
Hitachi Chemical	3,000	70
Hitachi Construction Machinery	3,100	65
Hitachi High-Technologies	2,000	83
Hitachi Metals	6,200	77
Hokuriku Electric Power	4,900	56
Honda Motor	47,500	1,421
Hoshizaki	1,500	135
Hoya	12,400	517
Hulic	8,600	82
Idemitsu Kosan	2,500	58
IHI	43,000	113
Iida Group Holdings	5,100	98
Inpex	27,500	258
Isetan Mitsukoshi Holdings	9,700	98
Isuzu Motors	17,200	213
ITOCHU	46,100	583
Iyo Bank	7,000	43
J Front Retailing	7,000	96
Japan Airlines	4,000	118
Japan Airport Terminal	1,300	50
Japan Exchange Group	15,100	225
Japan Post Bank	12,000	141
Japan Post Holdings	13,000	166
Japan Prime Realty Investment ††	24	103
Japan Real Estate Investment ††	38	220
Japan Retail Fund Investment ††	74	168
Japan Tobacco	32,800	1,247
JFE Holdings	15,100	216
JGC	6,000	106
JSR	5,600	85
JTEKT	6,500	96
JX Holdings	61,500	243
Kajima	26,000	175
Kakaku.com	4,100	69
Kamigumi	7,000	60
Kaneka	8,000	66
Kansai Electric Power *	20,400	195
Kansai Paint	6,300	135
Kao	15,200	782
Kawasaki Heavy Industries	41,000	120
KDDI	53,600	1,628
Keihan Electric Railway	15,000	101
Keikyu	14,000	141

Adviser Managed Trust / Quarterly Report / October 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Keio	17,000	$141
Keisei Electric Railway	4,000	97
Keyence	1,300	953
Kikkoman	5,000	159
Kintetsu Group Holdings	52,000	210
Kirin Holdings	25,600	440
Kobe Steel	9,000	74
Koito Manufacturing	3,300	172
Komatsu	28,100	627
Konami	2,700	107
Konica Minolta	13,100	117
Kose	900	82
Kubota	32,800	529
Kuraray	10,300	156
Kurita Water Industries	2,900	69
Kyocera	10,000	486
Kyowa Hakko Kirin	7,500	115
Kyushu Electric Power	12,400	112
Kyushu Financial Group	10,000	67
Lawson	1,900	144
LIXIL Group	7,700	177
M3	5,600	171
Mabuchi Motor	1,400	81
Makita	3,700	256
Marubeni	47,800	251
Marui Group	6,100	86
Maruichi Steel Tube	1,600	52
Mazda Motor	16,500	271
McDonald’s Holdings Japan	1,900	55
Mebuki Financial Group	34,660	123
Medipal Holdings	5,000	85
MEIJI Holdings	3,300	329
Minebea	9,800	100
Miraca Holdings	1,700	82
Mitsubishi	45,300	988
Mitsubishi Chemical Holdings	39,300	258
Mitsubishi Electric	58,000	785
Mitsubishi Estate	37,000	733
Mitsubishi Gas Chemical	5,500	85
Mitsubishi Heavy Industries	100,000	428
Mitsubishi Logistics	3,000	41
Mitsubishi Materials	3,200	92
Mitsubishi Motors	19,900	111
Mitsubishi Tanabe Pharma	6,500	127

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitsubishi UFJ Financial Group	373,700	$1,937
Mitsubishi UFJ Lease & Finance	13,000	63
Mitsui	51,700	717
Mitsui Chemicals	27,000	133
Mitsui Fudosan	26,000	591
Mitsui OSK Lines	33,000	83
Mixi	1,300	48
Mizuho Financial Group	726,500	1,224
MS&AD Insurance Group Holdings	15,700	466
Murata Manufacturing	5,700	796
Nabtesco	3,300	99
Nagoya Railroad	27,000	142
NEC	75,000	201
Nexon	5,000	85
NGK Insulators	7,600	139
NGK Spark Plug	5,200	103
NH Foods	5,000	120
NHK Spring	6,000	57
Nidec	7,200	697
Nikon	9,900	150
Nintendo	3,400	823
Nippon Building Fund ††	41	243
Nippon Electric Glass	12,000	65
Nippon Express	24,000	119
Nippon Paint Holdings	4,700	160
Nippon Prologis ††	45	102
Nippon Steel & Sumitomo Metal	24,700	489
Nippon Telegraph & Telephone	20,700	918
Nippon Yusen	47,000	96
Nissan Motor	74,900	762
Nisshin Seifun Group	5,700	84
Nissin Foods Holdings	1,700	98
Nitori Holdings	2,600	311
Nitto Denko	4,800	335
NOK	2,800	63
Nomura Holdings	111,000	556
Nomura Real Estate Holdings	3,600	61
Nomura Real Estate Master Fund ††	117	189
Nomura Research Institute	3,600	125
NSK	12,800	142
NTT Data	3,700	191
NTT DOCOMO	40,900	1,028
NTT Urban Development	3,300	30
Obayashi	18,800	181

10	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Obic	1,900	$99
Odakyu Electric Railway	8,500	174
Oji Holdings	25,000	106
Olympus	9,300	332
Omron	5,600	215
Ono Pharmaceutical	13,200	335
Oracle Japan	1,100	60
Oriental Land	6,800	397
ORIX	40,300	639
Osaka Gas	54,000	224
Otsuka	1,500	71
Otsuka Holdings	11,900	521
Panasonic	66,900	698
Park24	3,000	93
Pola Orbis Holdings	700	58
Rakuten	29,600	342
Recruit Holdings	10,900	438
Resona Holdings	64,000	284
Ricoh	19,400	158
Rinnai	1,000	96
Rohm	2,600	137
Ryohin Keikaku	700	149
Sankyo	1,300	46
Santen Pharmaceutical	10,800	158
SBI Holdings	6,200	74
Secom	6,500	469
Sega Sammy Holdings	5,400	80
Seibu Holdings	5,000	86
Seiko Epson	8,100	164
Sekisui Chemical	11,800	186
Sekisui House	17,500	289
Seven & i Holdings	22,600	943
Seven Bank	17,300	53
Sharp *	44,000	76
Shikoku Electric Power	4,800	45
Shimadzu	7,000	102
Shimamura	700	90
Shimano	2,300	393
Shimizu	16,000	142
Shin-Etsu Chemical	11,700	887
Shinsei Bank	52,000	84
Shionogi	9,200	453
Shiseido	11,000	283
Shizuoka Bank	15,000	127

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Showa Shell Sekiyu	5,500	$51
SMC	1,700	493
SoftBank Group	29,100	1,828
Sohgo Security Services	2,100	96
Sompo Holdings	11,300	366
Sony	37,600	1,203
Sony Financial Holdings	5,000	70
Stanley Electric	4,400	121
Start Today	5,100	89
Sumitomo	37,100	427
Sumitomo Chemical	46,000	218
Sumitomo Dainippon Pharma	4,600	80
Sumitomo Electric Industries	21,900	324
Sumitomo Heavy Industries	16,000	84
Sumitomo Metal Mining	14,000	181
Sumitomo Mitsui Financial Group	40,000	1,390
Sumitomo Mitsui Trust Holdings	9,600	324
Sumitomo Realty & Development	11,000	289
Sumitomo Rubber Industries	5,000	84
Sundrug	1,100	87
Suntory Beverage & Food	4,000	175
Suruga Bank	5,000	122
Suzuken	2,200	71
Suzuki Motor	10,600	376
Sysmex	5,000	347
T&D Holdings	16,800	203
Taiheiyo Cement	34,000	97
Taisei	31,000	232
Taisho Pharmaceutical Holdings	1,200	117
Taiyo Nippon Sanso	3,800	40
Takashimaya	9,000	73
Takeda Pharmaceutical	21,300	953
TDK	3,600	249
Teijin	5,400	104
Terumo	10,700	414
THK	3,500	74
Tobu Railway	28,000	137
Toho	3,300	99
Toho Gas	11,000	102
Tohoku Electric Power	13,100	160
Tokio Marine Holdings	20,600	813
Tokyo Electric Power *	41,900	163
Tokyo Electron	4,700	424
Tokyo Gas	59,000	267

Adviser Managed Trust / Quarterly Report / October 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tokyo Tatemono	6,000	$76
Tokyu	31,000	232
Tokyu Fudosan Holdings	14,900	84
TonenGeneral Sekiyu	8,000	79
Toppan Printing	15,000	141
Toray Industries	43,000	401
Toshiba	127,000	460
TOTO	4,100	164
Toyo Seikan Group Holdings	4,700	87
Toyo Suisan Kaisha	2,600	105
Toyoda Gosei	1,900	43
Toyota Industries	4,700	215
Toyota Motor	79,900	4,622
Toyota Tsusho	6,200	147
Trend Micro	3,300	116
Tsuruha Holdings	1,100	127
Unicharm	11,700	278
United Urban Investment ††	85	143
USS	6,400	108
West Japan Railway	4,800	296
Yahoo Japan	41,300	158
Yakult Honsha	2,500	117
Yamada Denki	18,200	94
Yamaguchi Financial Group	6,000	66
Yamaha	4,900	175
Yamaha Motor	8,100	180
Yamato Holdings	10,500	239
Yamazaki Baking	3,800	85
Yaskawa Electric	7,300	117
Yokogawa Electric	6,600	93
Yokohama Rubber	3,200	56

		88,925

Luxembourg — 0.1%
Altisource Portfolio Solutions *	1,210	31
ArcelorMittal	51,650	348
Millicom International Cellular	1,915	84
RTL Group	1,121	88
SES, Cl A	10,554	242
Tenaris	13,681	193
Trinseo	3,197	168

		1,154

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Macau — 0.0%
Sands China	77,200	$336

Malaysia — 0.3%
AirAsia	65,900	44
Alliance Financial Group	51,000	48
AMMB Holdings	89,500	90
Astro Malaysia Holdings	77,700	53
Axiata Group	118,667	139
Berjaya Sports Toto	39,500	30
British American Tobacco	6,700	79
CIMB Group Holdings	164,206	197
Dialog Group	154,400	57
DiGi.Com	156,100	187
Felda Global Ventures Holdings	75,900	36
Gamuda	78,600	92
Genting	99,800	187
Genting Malaysia	134,000	152
Genting Plantations	16,000	42
HAP Seng Consolidated	28,200	52
Hartalega Holdings	35,500	41
Hong Leong Bank	32,900	104
Hong Leong Financial Group	12,000	45
IHH Healthcare	127,800	195
IJM	131,600	104
IOI	106,700	114
IOI Properties Group	79,800	47
Kuala Lumpur Kepong	28,100	160
Lafarge Malaysia	18,600	36
Malayan Banking	153,212	289
Malaysia Airports Holdings	43,700	69
Maxis	85,600	122
MISC	52,000	93
Petronas Chemicals Group	107,400	179
Petronas Dagangan	9,900	55
Petronas Gas	31,000	163
PPB Group	23,300	90
Public Bank	117,700	557
RHB Bank	40,407	47
SapuraKencana Petroleum *	162,700	63
Sime Darby	112,300	219
Telekom	51,300	80
Tenaga Nasional	146,900	502
UMW Holdings	25,600	36

12	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westports Holdings	51,400	$54
YTL	184,500	70
YTL Power International	109,400	40

		5,059

Mexico — 0.4%
Alfa, Cl A	134,900	206
America Movil	1,389,400	925
Arca Continental	19,000	119
Cemex *	646,204	562
Coca-Cola Femsa	24,200	183
El Puerto de Liverpool	8,800	93
Fibra Uno Administracion ††	119,500	229
Fomento Economico Mexicano	81,300	783
Gentera	50,100	99
Gruma, Cl B	9,800	137
Grupo Aeroportuario del Pacifico, Cl B	16,100	156
Grupo Aeroportuario del Sureste, Cl B	9,400	150
Grupo Bimbo, Ser A	77,900	211
Grupo Carso	26,100	115
Grupo Comercial Chedraui	17,600	39
Grupo Financiero Banorte, Cl O	111,500	661
Grupo Financiero Inbursa, Cl O	104,300	171
Grupo Financiero Santander Mexico, Cl B	82,500	150
Grupo Lala, Cl B	30,100	56
Grupo Mexico	176,000	434
Grupo Televisa	112,800	557
Industrias Penoles	6,310	153
Kimberly-Clark de Mexico, Cl A	68,700	149
Mexichem	48,700	117
OHL Mexico *	39,900	47
Promotora y Operadora de Infraestructura	12,000	134
Wal-Mart de Mexico	241,700	514

		7,150

Netherlands — 1.2%
ABN AMRO Group (A)	6,930	160
Aegon	54,761	236
AerCap Holdings *	4,934	203
Airbus Group	17,618	1,046
Akzo Nobel	7,050	455
Altice, Cl A *	10,706	197
Altice, Cl B *	3,165	59
ASML Holding	10,983	1,162

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boskalis Westminster	2,548	$82
Chicago Bridge & Iron	5,300	170
Cimpress *	2,772	231
Coca-Cola European Partners	6,274	242
Frank’s International	1,200	14
Gemalto	2,321	126
Heineken	7,068	581
Heineken Holding	2,921	224
ING Groep	114,029	1,499
James Hardie Industries	12,907	193
Koninklijke Ahold Delhaize	38,394	875
Koninklijke DSM	5,663	364
Koninklijke KPN	98,974	322
Koninklijke Philips	28,021	843
Koninklijke Vopak	2,037	103
LyondellBasell Industries, Cl A	18,300	1,456
NN Group	9,387	282
NXP Semiconductor *	8,853	885
OCI *	2,747	38
QIAGEN *	17,906	437
Randstad Holding	3,447	177
RELX	30,652	517
Royal Dutch Shell, Cl A	128,091	3,188
Royal Dutch Shell, Cl B	112,275	2,899
STMicroelectronics	18,467	176
Unilever	48,913	2,047
Wolters Kluwer	8,447	326

		21,815

New Zealand — 0.0%
Auckland International Airport	27,599	130
Contact Energy	20,872	71
Fletcher Building	20,008	149
Mercury NZ	20,281	44
Meridian Energy	37,128	68
Ryman Healthcare	10,865	69
Spark New Zealand	53,009	139

		670

Norway — 0.1%
DNB	30,876	447
Gjensidige Forsikring	5,794	104
Marine Harvest	11,084	201
Nordic American Tankers	9,329	76

Adviser Managed Trust / Quarterly Report / October 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norsk Hydro	38,963	$175
Orkla	23,616	224
Schibsted, Cl A	2,190	53
Schibsted, Cl B	2,581	58
Statoil	34,736	570
Telenor	23,415	373
Yara International	5,180	183

		2,464

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	3,411	92
Copa Holdings, Cl A	1,766	163

		255

Peru — 0.0%
Cia de Minas Buenaventura ADR	7,800	104
Credicorp	2,700	401

		505

Philippines — 0.1%
Aboitiz Equity Ventures	87,890	142
Aboitiz Power	71,000	67
Alliance Global Group	113,100	33
Ayala	11,040	190
Ayala Land	323,500	242
Bank of the Philippine Islands	67,110	140
BDO Unibank	73,450	171
DMCI Holdings	242,100	63
Energy Development	265,600	32
Globe Telecom	1,535	56
GT Capital Holdings	3,650	99
International Container Terminal Services	27,800	45
JG Summit Holdings	126,700	199
Jollibee Foods	29,850	147
Megaworld	162,000	14
Metro Pacific Investments	586,000	87
Metropolitan Bank & Trust	31,300	53
PLDT	4,370	138
Robinsons Land	82,700	53
Security Bank	11,600	53
SM Investments	10,905	151
SM Prime Holdings	367,800	204

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal Robina	39,080	$147

		2,526

Poland — 0.1%
Alior Bank *	4,438	53
Bank Handlowy w Warszawie	911	18
Bank Millennium	16,894	25
Bank Pekao	7,005	215
Bank Zachodni	1,651	133
CCC	1,316	67
Cyfrowy Polsat *	9,600	59
Enea	17,824	46
Energa	12,200	25
Eurocash	1,992	20
Grupa Azoty	2,400	38
Grupa Lotos *	6,419	55
KGHM Polska Miedz	6,427	116
LPP *	139	208
mBank	771	69
Orange Polska	19,851	28
PGE Polska Grupa Energetyczna	38,568	101
Polski Koncern Naftowy Orlen	14,192	281
Polskie Gornictwo Naftowe i Gazownictwo	81,102	103
Powszechna Kasa Oszczednosci Bank Polski	38,691	270
Powszechny Zaklad Ubezpieczen	25,043	173
Synthos	31,400	38
Tauron Polska Energia	56,049	38

		2,179

Portugal — 0.0%
Energias de Portugal	67,094	221
Galp Energia	13,405	182
Jeronimo Martins	7,293	125

		528

Qatar — 0.1%
Barwa Real Estate	5,000	44
Commercial Bank	7,957	78
Doha Bank	6,273	63
Ezdan Holding Group	35,630	154
Industries Qatar	6,707	188
Masraf Al Rayan	16,583	157
Ooredoo	5,348	142

14	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qatar Electricity & Water	1,272	$73
Qatar Gas Transport	12,817	80
Qatar Insurance SAQ	6,161	148
Qatar Islamic Bank SAQ	2,676	75
Qatar National Bank SAQ	9,200	404
Vodafone Qatar *	17,228	50

		1,656

Russia — 0.3%
Gazprom ADR	8,500	37
Gazprom PJSC ADR	258,445	1,116
Magnit PJSC GDR	14,303	568
MegaFon GDR	3,000	29
MegaFon OAO GDR	5,861	56
Mobile TeleSystems ADR	31,000	239
Novatek GDR	4,269	456
PhosAgro PJSC GDR	4,500	56
Rostelecom *	13,408	99
Sberbank of Russia ADR	120,158	1,140
Severstal PJSC GDR	13,231	187
Sistema GDR	17,410	130
Surgutneftegas ADR	40,953	176
Tatneft PJSC ADR	11,874	397

		4,686

Singapore — 0.3%
Ascendas ††	63,000	107
CapitaLand	74,000	164
CapitaLand Commercial Trust ††	60,000	68
CapitaLand Mall Trust ††	72,000	107
City Developments	12,000	73
ComfortDelGro	62,000	113
DBS Group Holdings	54,000	582
Global Logistic Properties	77,000	98
Golden Agri-Resources	205,000	57
Hongkong Land Holdings	34,000	228
Hutchison Port Holdings Trust, Cl U	151,000	67
Jardine Cycle & Carriage	3,000	91
Jardine Matheson Holdings	7,600	463
Keppel	42,000	159
Oversea-Chinese Banking	94,665	577
Sembcorp Industries	28,000	51
Sembcorp Marine	24,000	22
Singapore Airlines	16,000	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Singapore Exchange	23,000	$117
Singapore Press Holdings	46,000	123
Singapore Technologies Engineering	45,000	101
Singapore Telecommunications	240,000	669
StarHub	18,000	44
Suntec Real Estate Investment Trust ††	69,000	83
United Overseas Bank	38,000	513
UOL Group	14,000	57
Wilmar International	56,000	133
Yangzijiang Shipbuilding Holdings	56,000	30

		5,014

Slovak Republic — 0.0%
Celltrion	3,459	321

South Africa — 0.7%
Anglo American Platinum *	3,100	73
AngloGold Ashanti *	17,749	238
Aspen Pharmacare Holdings	14,897	325
Barclays Africa Group	18,952	220
Bid	14,000	247
Bidvest Group	14,500	180
Brait *	16,702	111
Capitec Bank Holdings	2,300	117
Coronation Fund Managers	14,000	75
Discovery	16,115	138
Exxaro Resources	7,900	58
FirstRand	155,873	559
Fortress Income Fund, Cl A ††	60,100	73
Fortress Income Fund, Cl B ††	37,346	89
Foschini Group	10,432	107
Gold Fields	34,899	142
Growthpoint Properties ††	92,030	172
Hyprop Investments ††	11,891	106
Impala Platinum Holdings *	29,171	117
Imperial Holdings	8,264	104
Investec	14,855	92
Liberty Holdings	7,400	64
Life Healthcare Group Holdings	44,328	118
Massmart Holdings	6,800	59
MMI Holdings	56,800	95
Mondi	6,157	120
Mr Price Group	10,891	124
MTN Group	76,710	662

Adviser Managed Trust / Quarterly Report / October 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Naspers, Cl N	19,315	$3,237
Nedbank Group	9,117	149
Netcare	44,348	114
New Europe Property Investments	12,579	155
Pick n Pay Stores	13,480	66
Pioneer Foods Group	6,425	78
PSG Group	6,000	94
Rand Merchant Investment Holdings	40,188	120
Redefine Properties ††	196,740	169
Remgro	23,098	384
Resilient ††	13,185	109
RMB Holdings	32,236	142
Sanlam	62,081	301
Sappi *	24,823	138
Sasol	25,651	712
Shoprite Holdings	19,037	281
Sibanye Gold	33,585	91
SPAR Group	8,534	121
Standard Bank Group	58,972	626
Steinhoff International Holdings	134,399	726
Telkom	17,000	78
Tiger Brands	7,259	207
Truworths International	20,773	110
Tsogo Sun Holdings	30,131	68
Vodacom Group	16,584	179
Woolworths Holdings	44,375	257

		13,297

South Korea — 1.4%
Amorepacific	1,435	450
AMOREPACIFIC Group	1,207	156
BGF retail	570	87
BNK Financial Group	12,800	104
Cheil Worldwide	3,600	53
CJ	671	102
CJ CheilJedang	387	118
CJ E&M	900	55
CJ Korea Express *	450	79
Coway	2,360	185
Daelim Industrial	1,424	102
Daewoo Engineering & Construction *	7,140	39
Daewoo International	2,400	52
Daum Kakao	1,377	92
DGB Financial Group	8,630	72

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dongbu Insurance	2,220	$138
Dongsuh	1,777	42
Doosan Heavy Industries & Construction	2,600	60
E-Mart	878	125
GS Engineering & Construction	2,600	61
GS Holdings	2,397	107
GS Retail	1,330	57
Hana Financial Group	13,230	379
Hankook Tire	3,460	167
Hanmi Pharm	299	95
Hanmi Science ltd	600	40
Hanon Systems	10,980	103
Hanssem	470	73
Hanwha	2,090	68
Hanwha Chemical	4,930	117
Hanwha Life Insurance	11,300	62
Hotel Shilla	1,620	81
Hyosung	991	116
Hyundai Department Store	824	85
Hyundai Development - Engineering & Construction	2,700	114
Hyundai Engineering & Construction	3,328	121
Hyundai Glovis	813	123
Hyundai Heavy Industries	1,842	234
Hyundai Marine & Fire Insurance	3,730	115
Hyundai Mobis	2,899	694
Hyundai Motor	6,289	769
Hyundai Steel	3,755	162
Hyundai Wia	800	55
Industrial Bank of Korea	11,650	134
Kangwon Land	5,400	179
KB Financial Group	17,021	629
KCC	344	122
KEPCO Plant Service & Engineering	1,090	52
Kia Motors	11,620	413
Korea Aerospace Industries	2,660	151
Korea Electric Power	11,370	489
Korea Gas	1,500	61
Korea Investment Holdings	1,970	71
Korea Zinc	409	163
Korean Air Lines *	2,000	56
KT	1,650	47
KT&G	5,142	508
Kumho Petrochemical	900	55

16	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LG	4,286	$230
LG Chemical	2,007	432
LG Display	10,500	251
LG Electronics	4,861	203
LG Household & Health Care	399	286
LG Innotek	700	48
LG Uplus	10,120	104
Lotte Chemical	662	167
Lotte Chilsung Beverage	116	156
Lotte Confectionery	340	57
Lotte Shopping	550	110
Mirae Asset Daewoo	9,200	62
Mirae Asset Securities	3,640	72
NAVER	1,240	929
NCSoft	847	196
NH Investment & Securities	7,300	64
OCI	1,108	88
Orion	200	125
Ottogi	124	71
Paradise	2,686	31
POSCO	3,156	654
S-1, Cl 1	888	72
Samsung C&T	3,460	488
Samsung Card	1,800	76
Samsung Electro-Mechanics	2,553	105
Samsung Electronics	4,458	6,386
Samsung Fire & Marine Insurance	1,411	359
Samsung Heavy Industries	12,481	106
Samsung Life Insurance	3,073	297
Samsung SDI	2,402	198
Samsung SDS	1,540	208
Samsung Securities	2,882	87
Shinhan Financial Group	18,810	721
Shinsegae	400	65
SK C&C	1,994	389
SK Hynix	25,530	915
SK Innovation	2,789	369
SK Networks	7,030	40
SK Telecom	927	181
S-Oil	2,014	138
Woori Bank	14,080	154
Yuhan	431	79

		25,008

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Spain — 0.6%
Abertis Infraestructuras	18,651	$277
ACS Actividades de Construccion y Servicios	5,713	175
Aena (A)	1,956	287
Amadeus IT Group, Cl A	13,464	635
Banco Bilbao Vizcaya Argentaria	197,196	1,422
Banco de Sabadell	154,110	206
Banco Popular Espanol	96,690	106
Banco Santander	425,260	2,087
Bankia	133,472	117
Bankinter	19,531	149
CaixaBank	105,650	319
Distribuidora Internacional de Alimentacion	18,034	96
Enagas	6,571	188
Endesa	9,202	195
Ferrovial	14,027	273
Gas Natural	10,147	200
Grifols	8,642	171
Iberdrola	163,982	1,116
Industria de Diseno Textil	32,546	1,136
International Consolidated Airlines Group	23,444	124
Mapfre	31,227	93
Red Electrica	12,540	261
Repsol	34,058	477
Telefonica	133,359	1,354
Zardoya Otis	5,451	46

		11,510

Sweden — 0.5%
Alfa Laval	8,507	122
Assa Abloy, Cl B	30,761	560
Atlas Copco, Cl A	19,364	569
Atlas Copco, Cl B	11,305	296
Boliden	7,924	184
Electrolux	6,970	165
Getinge, Cl B	5,799	95
Hennes & Mauritz, Cl B	28,488	802
Hexagon, Cl B	7,216	253
Husqvarna, Cl B	12,063	91
ICA Gruppen	2,331	73
Industrivarden, Cl C	4,756	85
Investor, Cl B	14,088	502
Kinnevik	6,820	173

Adviser Managed Trust / Quarterly Report / October 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lundin Petroleum *	5,407	$97
Nordea Bank	91,229	960
Sandvik	29,941	341
Securitas, Cl B	9,072	140
Skandinaviska Enskilda Banken, Cl A	43,299	438
Skanska, Cl B	9,852	214
SKF, Cl B	11,534	196
Svenska Cellulosa, Cl B	18,500	525
Svenska Handelsbanken, Cl A	46,113	630
Swedbank, Cl A	27,514	645
Swedish Match	5,693	198
Tele2, Cl B	9,320	77
Telefonaktiebolaget LM Ericsson, Cl B	92,071	446
TeliaSonera	72,735	291
Volvo, Cl B	47,589	512

		9,680

Switzerland — 1.7%
ABB	58,634	1,210
Actelion	3,169	458
Adecco Group	4,802	286
Aryzta	2,527	111
Baloise Holding	1,449	178
Barry Callebaut	64	80
Chocoladefabriken Lindt & Spruengli	32	337
Cie Financiere Richemont	15,635	1,006
Coca-Cola	5,240	113
Credit Suisse Group	56,781	794
Dufry *	1,327	162
EMS-Chemie Holding	237	119
Galenica	113	113
Geberit	1,168	495
Givaudan	284	550
Julius Baer Group	6,484	263
Kuehne + Nagel International	1,564	212
LafargeHolcim	13,726	734
Lonza Group	1,533	290
Nestle	95,293	6,914
Novartis	66,683	4,747
Pargesa Holding	1,007	68
Partners Group Holding	503	255
Roche Holding	20,978	4,826
Schindler Holding	1,874	348
SGS	174	353

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sika	69	$332
Sonova Holding	1,544	207
Swatch Group	2,331	352
Swiss Life Holding	929	246
Swiss Prime Site	2,018	167
Swiss Re	10,012	930
Swisscom	824	377
Syngenta *	2,779	1,112
Transocean	17,500	168
UBS Group	111,257	1,575
Zurich Insurance Group	4,493	1,176

		31,664

Taiwan — 1.1%
Advanced Semiconductor Engineering	129,000	152
Advanced Semiconductor Engineering ADR	29,600	173
Advantech	7,000	57
Asia Cement	63,000	55
Asustek Computer	31,000	272
AU Optronics	363,000	138
Catcher Technology	29,000	227
Cathay Financial Holding	356,000	462
Chailease Holding	32,000	55
Chang Hwa Commercial Bank	126,140	65
Cheng Shin Rubber Industry	87,000	177
Chicony Electronics	22,110	57
China Development Financial Holding	324,000	81
China Life Insurance	86,320	80
China Steel	516,000	373
Chunghwa Telecom	165,000	565
Compal Electronics	94,000	56
CTBC Financial Holding	765,720	412
Delta Electronics	85,000	448
E.Sun Financial Holding	350,900	200
Eclat Textile	6,000	68
Far Eastern New Century	77,000	60
Far EasTone Telecommunications	71,000	168
First Financial Holding	425,315	223
Formosa Chemicals & Fibre	141,000	420
Formosa Petrochemical	52,000	174
Formosa Plastics	180,000	487
Foxconn Technology	25,250	73
Fubon Financial Holding	291,000	413
Giant Manufacturing	9,000	64

18	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hermes Microvision	2,000	$88
Hon Hai Precision Industry	664,400	1,796
Hotai Motor	6,000	70
HTC	27,000	79
Hua Nan Financial Holdings	331,344	169
Innolux	406,000	137
Inotera Memories *	56,000	52
Inventec	80,000	63
Largan Precision	4,000	473
Lite-On Technology	45,224	65
MediaTek	65,000	494
Mega Financial Holding	475,000	325
Nan Ya Plastics	207,000	431
Nien Made Enterprise *	6,000	70
Novatek Microelectronics	15,000	56
OBI Pharma *	5,000	52
Pegatron	87,000	234
Pou Chen	50,000	68
Powertech Technology	25,000	71
President Chain Store	25,000	187
Quanta Computer	120,000	243
Realtek Semiconductor	19,000	64
Shin Kong Financial Holding	261,000	57
Siliconware Precision Industries ADR	16,675	125
SinoPac Financial Holdings	247,800	72
Synnex Technology International	56,700	61
Taishin Financial Holding	211,255	77
Taiwan Business Bank	211,050	53
Taiwan Cement	150,000	180
Taiwan Cooperative Financial Holding	208,650	92
Taiwan Mobile	74,000	259
Taiwan Semiconductor Manufacturing	756,000	4,516
Taiwan Semiconductor Manufacturing ADR	57,200	1,779
Teco Electric and Machinery	65,000	58
Uni-President Enterprises	210,000	407
United Microelectronics	538,000	200
Vanguard International Semiconductor	32,000	65
Wistron	97,842	74
WPG Holdings	48,000	56
Yuanta Financial Holding	236,000	88

		19,761

Thailand — 0.2%
Advanced Info Service NVDR	46,200	203

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Airports of Thailand NVDR	19,000	$207
Bangkok Bank NVDR	12,600	57
Bangkok Dusit Medical Services NVDR	216,600	141
Bangkok Expressway & Metro NVDR	334,400	71
Banpu NVDR	85,300	45
BEC World NVDR	14,000	8
BTS Group Holdings NVDR	276,100	67
Bumrungrad Hospital NVDR	14,900	78
Central Pattana NVDR	51,300	82
Charoen Pokphand Foods NVDR	120,200	108
CP ALL NVDR	244,400	424
Delta Electronics Thailand NVDR	25,400	57
Electricity Generating NVDR	7,100	40
Energy Absolute NVDR	27,000	22
Fabrinet *	3,784	144
Glow Energy NVDR	25,100	55
Home Product Center NVDR	196,900	57
Indorama Ventures NVDR	79,100	66
IRPC NVDR	496,500	68
Kasikornbank	51,700	254
Kasikornbank NVDR	55,000	270
Krung Thai Bank NVDR	166,400	82
Minor International NVDR	99,100	109
PTT NVDR	43,600	431
PTT Exploration & Production NVDR	62,700	149
PTT Global Chemical NVDR	93,300	160
Robinson Department Store NVDR	25,500	42
Siam Cement	13,400	193
Siam Cement NVDR	5,800	83
Siam Commercial Bank NVDR	68,700	282
Thai Oil NVDR	39,100	78
Thai Union Frozen Products NVDR	94,300	58
TMB Bank NVDR	278,100	17
True NVDR	434,932	84

		4,292

Turkey — 0.1%
Akbank	96,778	259
Anadolu Efes Biracilik Ve Malt Sanayii	10,784	66
Arcelik	11,123	73
BIM Birlesik Magazalar	9,509	155
Coca-Cola Icecek	3,923	44
Emlak Konut Gayrimenkul Yatirim Ortakligi ††	80,676	82

Adviser Managed Trust / Quarterly Report / October 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eregli Demir ve Celik Fabrikalari	65,474	$89
Ford Otomotiv Sanayi	3,700	38
Haci Omer Sabanci Holding	41,698	126
KOC Holding	28,835	120
Petkim Petrokimya Holding	34,800	47
TAV Havalimanlari Holding	8,800	36
Tofas Turk Otomobil Fabrikasi	6,300	47
Tupras Turkiye Petrol Rafinerileri	5,735	117
Turk Hava Yollari *	27,600	49
Turk Telekomunikasyon	23,200	43
Turkcell Iletisim Hizmetleri	39,779	128
Turkiye Garanti Bankasi	101,672	276
Turkiye Halk Bankasi	29,352	89
Turkiye Is Bankasi, Cl C	72,297	117
Turkiye Sise ve Cam Fabrikalari	10,248	11
Turkiye Vakiflar Bankasi, Cl D	37,100	55
Ulker Biskuvi Sanayi	7,649	48
Yapi ve Kredi Bankasi	42,900	51

		2,166

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	85,164	142
Aldar Properties PJSC	125,248	90
Arabtec Holding PJSC *	112,794	41
DP World *	7,288	131
Dubai Financial Market PJSC	51,960	16
Dubai Islamic Bank PJSC	56,144	80
Emaar Malls PJSC	101,378	71
Emaar Properties PJSC	148,944	283
Emirates Telecommunications Group PJSC	92,644	475
First Gulf Bank PJSC	39,258	123
National Bank of Abu Dhabi PJSC	34,357	83

		1,535

United Kingdom — 3.4%
3i Group	28,179	231
Aberdeen Asset Management	26,728	104
Admiral Group	6,119	143
Aggreko	7,421	73
Anglo American	43,479	600
Antofagasta	11,425	76
Aon	14,000	1,552
Ashtead Group	14,583	228
Associated British Foods	11,055	332

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AstraZeneca	37,953	$2,126
Auto Trader Group (A)	29,002	133
Aviva	124,060	671
Babcock International Group	7,304	88
BAE Systems	97,024	643
Barclays	502,687	1,168
Barratt Developments	29,038	161
Berkeley Group Holdings	3,761	108
BHP Billiton	63,388	955
BP	543,936	3,212
British American Tobacco	55,821	3,197
British Land ††	28,329	202
BT Group, Cl A	252,100	1,157
Bunzl	9,711	261
Burberry Group	12,893	232
Capita	19,254	138
Carnival	5,492	264
Centrica	167,500	438
Cobham	49,480	86
Compass Group	49,229	890
Croda International	3,803	162
DCC	2,565	209
Delphi Automotive	14,400	937
Diageo	75,634	2,013
Direct Line Insurance Group	39,837	168
Dixons Carphone	28,356	109
easyJet	4,603	53
Ensco, Cl A	15,300	120
Fresnillo	6,405	128
G4S	44,953	121
GKN	49,657	194
GlaxoSmithKline	145,957	2,884
Glencore	366,533	1,119
Hammerson ††	22,727	153
Hargreaves Lansdown	7,558	107
Hikma Pharmaceuticals	4,161	89
HSBC Holdings	583,264	4,388
ICAP	16,045	95
IMI	7,879	96
Imperial Tobacco Group	28,208	1,362
Inmarsat	13,035	112
InterContinental Hotels Group	5,416	210
Intertek Group	4,676	195
Intu Properties ††	27,270	92

20	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Investec	17,888	$111
ITV	105,131	219
J Sainsbury	53,946	165
Johnson Matthey	5,607	233
Kingfisher	66,082	291
Land Securities Group ††	22,907	279
Larsen & Toubro GDR	12,000	264
Legal & General Group	183,666	470
Lloyds Banking Group	1,912,649	1,337
London Stock Exchange Group	10,028	344
LUKOIL PJSC ADR	19,182	935
Marks & Spencer Group	46,998	195
Mediclinic International	10,680	118
Meggitt	22,459	119
Merlin Entertainments (A)	20,559	116
MMC Norilsk Nickel PJSC ADR	26,901	406
Mondi	10,640	207
National Grid	109,537	1,424
Next	4,147	244
Old Mutual	153,828	378
Pearson	23,804	220
Persimmon	8,911	184
Petrofac	7,516	74
Provident Financial	4,265	154
Prudential	76,561	1,247
Randgold Resources	2,708	239
Reckitt Benckiser Group	18,726	1,672
RELX	34,021	607
Rio Tinto	36,876	1,278
Rolls-Royce Holdings	56,549	502
Rosneft PJSC GDR	59,343	323
Rowan, Cl A	6,400	85
Royal Bank of Scotland Group *	101,042	233
Royal Mail	26,075	156
RSA Insurance Group	29,467	199
Sage Group	31,270	275
Schroders	3,929	135
Segro ††	28,691	153
Severn Trent	6,814	194
Shire	26,308	1,494
Sky	29,913	299
Smith & Nephew	27,782	401
Smiths Group	11,447	198
SSE	30,352	590

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
St. James’s Place	15,201	$175
Standard Chartered	98,433	856
Standard Life	57,075	235
State Bank of India GDR	6,500	248
Tata Steel GDR	20,000	120
Tate & Lyle	13,513	129
Taylor Wimpey	94,427	163
Tesco	251,701	648
Travis Perkins	7,240	118
Unilever	37,595	1,569
United Utilities Group	19,756	227
Vodafone Group	797,302	2,188
VTB Bank GDR	135,518	284
Weir Group	6,199	129
Whitbread	5,287	233
William Hill	25,627	93
WM Morrison Supermarkets	64,271	178
Wolseley	7,395	384
Worldpay Group (A)	53,605	186
WPP	38,815	843

		62,358

United States — 68.5%

Consumer Discretionary — 8.7%
1-800-Flowers.com, Cl A *	2,752	26
Aaron’s	7,220	178
Abercrombie & Fitch, Cl A	7,302	107
Adient *	4,815	219
Advance Auto Parts	3,800	532
Amazon.com *	20,473	16,170
AMC Entertainment Holdings, Cl A	2,298	72
AMC Networks, Cl A *	3,000	147
American Axle & Manufacturing Holdings *	8,282	148
American Eagle Outfitters	18,263	311
American Public Education *	1,612	32
America’s Car-Mart *	853	35
Apollo Education Group, Cl A *	9,733	86
Aramark	13,200	491
Arctic Cat	1,385	21
Asbury Automotive Group *	2,161	110
Ascena Retail Group *	18,592	91
Ascent Capital Group, Cl A *	1,119	23
At Home Group *	901	10
AutoNation *	3,300	145

Adviser Managed Trust / Quarterly Report / October 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AutoZone *	1,500	$1,113
Barnes & Noble	6,527	67
Barnes & Noble Education *	4,172	39
Bassett Furniture Industries	1,085	25
Beazer Homes USA *	3,320	34
Bed Bath & Beyond	7,500	303
Belmond, Cl A *	9,233	120
Best Buy	15,000	584
Big 5 Sporting Goods	1,942	30
Big Lots	4,905	213
Biglari Holdings *	107	47
BJ’s Restaurants *	2,527	91
Bloomin’ Brands	12,203	211
Blue Nile	1,158	40
Bob Evans Farms	2,246	93
Bojangles’ *	1,050	16
Boot Barn Holdings *	1,483	19
BorgWarner	11,000	394
Boyd Gaming *	9,064	162
Bridgepoint Education *	1,977	13
Bright Horizons Family Solutions *	4,815	322
Brinker International	2,800	138
Brunswick	4,600	200
Buckle	2,956	62
Buffalo Wild Wings *	2,075	302
Build-A-Bear Workshop, Cl A *	1,447	20
Burlington Stores *	3,600	270
Cabela’s *	2,500	154
Cable One	200	115
Caesars Acquisition, Cl A *	5,416	63
Caesars Entertainment *	5,883	42
CalAtlantic Group	3,800	123
Caleres	4,633	116
Callaway Golf	10,183	104
Cambium Learning Group *	1,588	8
Capella Education	1,201	88
Career Education *	6,965	50
CarMax *	10,400	519
Carmike Cinemas *	2,735	89
Carnival	21,600	1,061
Carriage Services, Cl A	1,546	37
Carrols Restaurant Group *	3,576	45
Carter’s	2,500	216
Cato, Cl A	2,782	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cavco Industries *	953	$88
CBS, Cl B	21,300	1,206
Century Casinos *	2,308	15
Century Communities *	1,602	32
Charter Communications, Cl A *	10,553	2,637
Cheesecake Factory	5,020	267
Chegg *	8,388	56
Chico’s FAS	14,440	169
Children’s Place	2,075	158
Chipotle Mexican Grill, Cl A *	1,457	526
Choice Hotels International	1,400	68
Churchill Downs	1,471	200
Chuy’s Holdings *	1,865	53
Cinemark Holdings	5,400	215
Citi Trends	1,554	31
Clear Channel Outdoor Holdings, Cl A	1,200	7
ClubCorp Holdings	7,139	82
Coach	15,200	546
Collectors Universe	822	15
Columbia Sportswear	2,989	169
Comcast, Cl A	126,972	7,849
Conn’s *	2,229	21
Container Store Group *	1,817	9
Cooper Tire & Rubber	6,000	221
Cooper-Standard Holding *	1,625	148
Core-Mark Holding	4,894	173
Cracker Barrel Old Country Store	2,106	291
Crocs *	7,826	60
CSS Industries	923	23
CST Brands	3,800	182
Ctrip.com International ADR *	16,700	737
Culp	1,130	32
Daily Journal *	117	25
Dana	16,229	251
Darden Restaurants	5,900	382
Dave & Buster’s Entertainment *	4,169	172
Deckers Outdoor *	3,477	181
Del Frisco’s Restaurant Group *	2,475	35
Del Taco Restaurants *	2,504	34
Delta Apparel *	780	13
Denny’s *	8,566	89
Destination XL Group *	3,954	16
DeVry Education Group	6,735	153
Dick’s Sporting Goods	4,400	245

22	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dillard’s, Cl A	1,100	$67
DineEquity	1,945	154
Discovery Communications, Cl C *	11,900	299
Discovery Communications, Cl A *	7,600	198
DISH Network, Cl A *	11,800	691
Dollar General	15,300	1,057
Dollar Tree *	11,900	899
Domino’s Pizza	2,700	457
Dorman Products *	2,910	187
DR Horton	18,400	530
Drew Industries	2,625	235
DSW, Cl A	7,454	155
Duluth Holdings, Cl B *	1,015	28
Dunkin’ Brands Group	4,600	222
El Pollo Loco Holdings *	2,135	26
Eldorado Resorts *	2,981	36
Empire Resorts *	235	5
Entercom Communications, Cl A	2,712	36
Entravision Communications, Cl A	6,766	45
Eros International *	3,073	55
Escalade	1,183	14
Ethan Allen Interiors	2,788	86
Etsy *	11,312	147
EW Scripps, Cl A *	6,734	89
Expedia	6,400	827
Express *	8,054	97
Extended Stay America	4,411	63
Federal-Mogul Holdings *	3,233	30
Fiesta Restaurant Group *	2,827	75
Finish Line, Cl A	4,611	91
Five Below *	5,731	215
Flexsteel Industries	684	29
Fogo De Chao *	583	7
Foot Locker	7,400	494
Ford Motor	205,300	2,410
Fossil Group *	4,514	123
Fox Factory Holding *	2,334	51
Francesca’s Holdings *	4,195	67
Fred’s, Cl A	3,661	33
FTD *	1,814	37
Gaia, Cl A *	1,484	11
GameStop, Cl A	5,200	125
Gannett	13,055	101
Gap	11,300	312

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Garmin	5,600	$271
General Motors	74,100	2,342
Genesco *	2,211	119
Gentex	14,300	242
Gentherm *	3,949	111
Genuine Parts	7,700	698
G-III Apparel Group *	4,700	123
Global Eagle Entertainment *	4,904	39
GNC Holdings, Cl A	7,620	102
Golden Entertainment	1,124	13
Goodyear Tire & Rubber	13,500	392
GoPro, Cl A *	10,895	139
Graham Holdings, Cl B	200	95
Grand Canyon Education *	4,822	210
Gray Television *	6,628	59
Green Brick Partners *	2,540	19
Group 1 Automotive	2,250	136
Groupon, Cl A *	21,800	87
Guess?	6,656	90
H&R Block	11,400	262
Habit Restaurants, Cl A *	1,427	20
Hanesbrands	20,600	529
Harley-Davidson	9,900	565
Harman International Industries	3,600	287
Hasbro	6,100	509
Haverty Furniture	2,053	36
Helen of Troy *	3,096	252
Hemisphere Media Group, Cl A *	691	8
Hibbett Sports *	2,572	100
Hilton Worldwide Holdings	27,800	628
Home Depot	65,600	8,004
Hooker Furniture	1,197	31
Horizon Global *	1,934	39
Houghton Mifflin Harcourt *	13,306	168
Hovnanian Enterprises, Cl A *	12,938	20
HSN	3,480	131
Hyatt Hotels, Cl A *	1,100	56
Iconix Brand Group *	4,498	35
ILG	12,135	199
Installed Building Products *	2,136	71
International Game Technology	5,309	152
International Speedway, Cl A	2,869	94
Interpublic Group	21,900	490
Intrawest Resorts Holdings *	1,707	28

Adviser Managed Trust / Quarterly Report / October 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
iRobot *	2,920	$148
Isle of Capri Casinos *	2,600	55
J Alexander’s Holdings *	1,477	13
Jack in the Box	3,576	335
JAKKS Pacific *	1,703	11
Jamba *	1,410	15
JC Penney *	15,600	134
JD.com ADR *	30,800	799
John Wiley & Sons, Cl A	2,200	114
Johnson Outdoors, Cl A	543	20
K12 *	3,519	38
Kate Spade *	6,500	109
KB Home	8,977	131
Kirkland’s *	1,593	19
Kohl’s	10,100	442
Kona Grill *	947	10
L Brands	12,800	924
La Quinta Holdings *	9,175	92
Lands’ End *	1,574	25
Las Vegas Sands	19,200	1,111
La-Z-Boy, Cl Z	5,246	123
Lear	4,000	491
Leggett & Platt	6,700	307
Lennar, Cl A	9,200	384
Lennar, Cl B	300	10
LGI Homes *	1,603	48
Libbey	2,294	37
Liberty Broadband, Cl A *	1,300	84
Liberty Broadband, Cl C *	5,200	347
Liberty Interactive QVC Group, Cl A *	22,500	416
Liberty Media -Liberty Braves, Cl A *	990	17
Liberty Media -Liberty Braves, Cl C *	3,783	63
Liberty Media -Liberty Media, Cl A *	2,381	66
Liberty Media -Liberty Media, Cl C *	4,993	137
Liberty Media -Liberty SiriusXM, Cl A *	4,600	153
Liberty Media -Liberty SiriusXM, Cl C *	9,300	309
Liberty Tax	772	9
Liberty TripAdvisor Holdings, Cl A *	8,048	179
Liberty Ventures, Ser A *	6,700	267
LifeLock *	9,088	146
Lifetime Brands	1,210	17
Lindblad Expeditions Holdings *	1,589	13
Lithia Motors, Cl A	2,625	225
Live Nation Entertainment *	6,600	183

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LKQ *	16,500	$533
Loral Space & Communications *	1,338	52
Lowe’s	47,200	3,146
Luby’s *	2,155	9
lululemon athletica *	4,900	281
Lumber Liquidators Holdings *	2,742	43
M/I Homes *	2,462	53
Macy’s	16,400	598
Madison Square Garden *	1,000	165
Malibu Boats, Cl A *	1,912	28
Marcus	1,939	51
Marine Products	1,225	11
MarineMax *	2,572	51
Marriott International, Cl A	16,680	1,146
Marriott Vacations Worldwide	2,448	156
Mattel	18,500	583
MCBC Holdings	880	10
McDonald’s	46,300	5,212
MDC Holdings	4,278	101
Media General *	11,699	197
Meredith	4,024	182
Meritage Homes *	4,250	132
Metaldyne Performance Group	1,596	25
MGM Resorts International *	25,500	667
Michael Kors Holdings *	8,700	442
Michaels *	4,700	109
Modine Manufacturing *	4,905	54
Mohawk Industries *	3,300	608
Monarch Casino & Resort *	1,123	27
Monro Muffler Brake	3,367	185
Motorcar Parts of America *	1,900	50
Movado Group	1,609	35
MSG Networks *	6,470	124
Murphy USA *	1,900	131
NACCO Industries, Cl A	419	31
Nathan’s Famous *	329	18
National CineMedia	6,692	93
Nautilus *	3,255	57
Netflix *	21,600	2,697
New Home *	1,409	14
New Media Investment Group	4,125	59
New York Times, Cl A	13,671	149
Newell Rubbermaid	25,000	1,201
News	6,400	79

24	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News, Cl A	19,200	$233
Nexstar Broadcasting Group, Cl A	3,304	161
NIKE, Cl B	69,900	3,508
Noodles, Cl A *	1,238	6
Nordstrom	6,200	322
Norwegian Cruise Line Holdings *	8,100	315
Nutrisystem	3,290	104
NVR *	200	305
Office Depot	59,341	187
Ollie’s Bargain Outlet Holdings *	2,299	63
Omnicom Group	12,500	998
O’Reilly Automotive *	5,000	1,322
Overstock.com *	1,401	21
Oxford Industries	1,667	105
Panera Bread, Cl A *	1,181	225
Papa John’s International	2,914	220
Party City Holdco *	2,810	46
Penn National Gaming *	8,047	104
Penske Automotive Group	2,300	103
Performance Sports Group *	4,263	15
Perry Ellis International *	1,325	25
PetMed Express	2,069	41
Pier 1 Imports	8,424	36
Pinnacle Entertainment *	6,174	73
Planet Fitness, Cl A *	2,270	48
Polaris Industries	3,000	230
Pool	2,000	185
Popeyes Louisiana Kitchen *	2,328	124
Potbelly *	2,501	33
Priceline Group *	2,560	3,774
PulteGroup	17,400	324
PVH	4,100	439
Radio One, Cl D *	2,779	7
Ralph Lauren, Cl A	2,900	285
Reading International, Cl A *	1,787	24
Red Lion Hotels *	1,568	13
Red Robin Gourmet Burgers *	1,508	69
Red Rock Resorts, Cl A	3,192	70
Regal Entertainment Group, Cl A	4,560	98
Regis *	3,860	49
Rent-A-Center, Cl A	5,509	56
Restoration Hardware Holdings *	4,181	121
Ross Stores	21,000	1,313
Royal Caribbean Cruises	9,000	692

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ruby Tuesday *	6,295	$19
Ruth’s Hospitality Group	3,305	52
Saga Communications, Cl A	403	17
Salem Media Group, Cl A	1,242	7
Sally Beauty Holdings *	7,400	192
Scholastic	2,928	112
Scientific Games, Cl A *	5,393	67
Scripps Networks Interactive, Cl A	4,200	270
Sears Holdings *	1,235	14
Sears Hometown and Outlet Stores *	1,278	6
SeaWorld Entertainment	7,448	104
Select Comfort *	5,018	96
Sequential Brands Group *	4,116	30
Service International	9,500	243
ServiceMaster Global Holdings *	6,900	247
Shake Shack, Cl A *	1,667	53
Shoe Carnival	1,494	38
Shutterfly *	3,819	187
Signet Jewelers	4,000	325
Sinclair Broadcast Group, Cl A	7,093	178
Sirius XM Holdings	90,100	376
Six Flags Entertainment	3,600	200
Skechers, Cl A *	6,600	139
Smith & Wesson Holding *	6,018	159
Sonic	5,038	115
Sonic Automotive, Cl A	2,905	52
Sotheby’s	5,695	204
Spartan Motors	3,601	31
Speedway Motorsports	1,247	23
Sportsman’s Warehouse Holdings *	2,737	25
Stage Stores	2,837	14
Standard Motor Products	2,415	118
Staples	32,600	241
Starbucks	75,300	3,996
Starz *	4,300	135
Stein Mart	3,291	20
Steven Madden *	6,600	220
Stoneridge *	2,796	41
Strattec Security	383	14
Strayer Education *	1,094	64
Sturm Ruger	2,008	124
Superior Industries International	2,867	70
Superior Uniform Group	883	16
Tailored Brands	5,190	82

Adviser Managed Trust / Quarterly Report / October 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TAL Education Group ADR *	1,900	$155
Target	31,200	2,144
Taylor Morrison Home, Cl A *	3,160	54
TEGNA	11,000	216
Tempur Sealy International *	2,700	146
Tenneco *	6,178	340
Tesla Motors *	6,187	1,223
Texas Roadhouse, Cl A	7,266	294
Thor Industries	2,400	190
Tiffany	6,000	441
Tile Shop Holdings *	3,459	59
Tilly’s, Cl A *	1,360	13
Time	11,403	148
Time Warner	41,500	3,693
TJX	34,900	2,574
Toll Brothers *	7,800	214
TopBuild *	4,160	125
Tower International	2,134	46
Townsquare Media, Cl A *	1,006	8
Tractor Supply	6,800	426
TRI Pointe Group *	15,966	173
Tribune Media, Cl A	3,900	127
TripAdvisor *	5,800	374
tronc	2,786	34
Tuesday Morning *	4,702	23
Tupperware Brands	2,500	149
Twenty-First Century Fox	26,300	694
Twenty-First Century Fox, Cl A	57,800	1,518
UCP, Cl A *	931	8
Ulta Salon Cosmetics & Fragrance *	3,000	730
Under Armour, Cl A *	9,300	289
Under Armour, Cl C *	9,343	242
Unifi *	1,630	47
Unique Fabricating	737	9
Universal Electronics *	1,535	108
Urban Outfitters *	4,500	151
Vail Resorts	1,900	303
Vera Bradley *	2,130	28
VF	18,300	992
Viacom, Cl A	400	17
Viacom, Cl B	18,200	684
Vince Holding *	2,411	13
Vista Outdoor *	3,100	120
Visteon	1,700	120

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vitamin Shoppe *	2,566	$64
Walt Disney	85,500	7,925
Wayfair, Cl A *	3,344	111
WCI Communities *	2,261	52
Weight Watchers International *	2,905	30
Wendy’s	10,600	115
West Marine *	2,021	16
Weyco Group	709	18
Whirlpool	4,000	599
William Lyon Homes, Cl A *	2,494	45
Williams-Sonoma	4,500	208
Wingstop, Cl A	1,637	44
Winmark	239	26
Winnebago Industries	2,846	80
Wolverine World Wide	10,722	229
Workhorse Group *	1,294	9
World Wrestling Entertainment, Cl A	4,120	73
Wyndham Worldwide	5,600	369
Wynn Resorts	4,400	416
Yum! Brands	20,500	1,769
ZAGG *	3,037	20
Zoe’s Kitchen *	2,028	46
Zumiez *	1,900	42

		158,761

Consumer Staples — 5.9%
AdvancePierre Foods Holdings	2,335	65
Alico	360	9
Alliance One International *	904	13
Altria Group	103,000	6,810
Amplify Snack Brands *	3,044	44
Andersons	2,922	111
Archer-Daniels-Midland	30,300	1,320
Avon Products	48,577	318
B&G Foods, Cl A	7,236	307
Blue Buffalo Pet Products *	3,000	75
Boston Beer, Cl A *	976	152
Brown-Forman, Cl A	2,800	136
Brown-Forman, Cl B	10,600	489
Bunge	7,600	471
Calavo Growers	1,678	99
Cal-Maine Foods	3,279	127
Campbell Soup	9,900	538
Casey’s General Stores	2,000	226

26	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Central Garden & Pet *	1,092	$27
Central Garden & Pet, Cl A *	3,779	88
Chefs’ Warehouse *	2,029	23
Church & Dwight	13,800	666
Clorox	6,900	828
Coca-Cola	205,230	8,702
Coca-Cola Bottling Consolidated	520	74
Colgate-Palmolive	45,800	3,268
ConAgra Foods	23,100	1,113
Constellation Brands, Cl A	8,700	1,454
Costco Wholesale	23,000	3,401
Coty, Cl A	23,878	549
Craft Brew Alliance *	1,395	22
CVS Health	56,600	4,760
Darling Ingredients *	18,167	247
Dean Foods	10,148	185
Dr Pepper Snapple Group	9,800	860
Edgewell Personal Care	3,000	226
Energizer Holdings	3,100	144
Estee Lauder, Cl A	11,400	993
Farmer Bros *	853	28
Flowers Foods	8,700	135
Fresh Del Monte Produce	3,525	213
Freshpet *	2,367	20
General Mills	31,000	1,921
Hain Celestial Group *	5,100	186
Herbalife *	3,700	225
Hershey	7,400	758
Hormel Foods	14,700	566
HRG Group *	12,940	195
Ingles Markets, Cl A	1,450	57
Ingredion	3,800	498
Inter Parfums	1,979	65
Inventure Foods *	2,085	18
J&J Snack Foods	1,672	204
JM Smucker	6,100	801
John B Sanfilippo & Son	890	45
Kellogg	13,100	984
Kimberly-Clark	19,000	2,174
Kraft Heinz	31,487	2,801
Kroger	49,500	1,534
Lancaster Colony	2,073	271
Landec *	2,810	37
Lifevantage *	1,494	12

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lifeway Foods *	366	$7
Limoneira	1,244	25
McCormick	6,300	604
Mead Johnson Nutrition, Cl A	9,900	740
Medifast	1,093	45
MGP Ingredients	1,303	46
Molson Coors Brewing, Cl B	9,100	945
Mondelez International, Cl A	78,900	3,546
Monster Beverage *	7,405	1,069
National Beverage *	1,243	59
Natural Grocers by Vitamin Cottage *	1,014	12
Natural Health Trends	788	18
Nature’s Sunshine Products	724	9
Nu Skin Enterprises, Cl A	2,800	173
Nutraceutical International	897	26
Oil-Dri Corp of America	545	18
Omega Protein *	2,276	51
Orchids Paper Products	947	24
PepsiCo	76,064	8,154
Performance Food Group *	4,051	97
Philip Morris International	81,600	7,870
Pilgrim’s Pride	2,400	52
Pinnacle Foods	5,800	298
Post Holdings *	3,200	244
PriceSmart	2,197	200
Primo Water *	2,275	30
Procter & Gamble	134,576	11,681
Revlon, Cl A *	1,225	42
Reynolds American	43,700	2,407
Rite Aid *	52,100	350
Sanderson Farms	2,182	196
Seaboard *	29	98
Seneca Foods, Cl A *	706	21
Smart & Final Stores *	2,418	29
Snyder’s-Lance	8,833	314
SpartanNash	3,994	112
Spectrum Brands Holdings	1,200	162
Sprouts Farmers Market *	7,100	157
SUPERVALU *	28,542	122
Synutra International *	2,428	10
Sysco	27,900	1,343
Tootsie Roll Industries	1,828	65
TreeHouse Foods *	2,800	245
Turning Point Brands *	706	9

Adviser Managed Trust / Quarterly Report / October 31, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods, Cl A	15,400	$1,091
United Natural Foods *	5,492	229
Universal	2,381	129
US Foods Holding *	2,700	61
USANA Health Sciences *	584	75
Vector Group	9,955	209
Village Super Market, Cl A	776	23
Walgreens Boots Alliance	45,392	3,755
Wal-Mart Stores	79,600	5,574
WD-40	1,575	168
Weis Markets	996	55
WhiteWave Foods, Cl A *	9,500	518
Whole Foods Market	17,400	492

		106,792

Energy — 4.4%
Abraxas Petroleum *	13,336	22
Adams Resources & Energy	241	9
Alon USA Energy	3,351	27
Anadarko Petroleum	29,100	1,730
Antero Resources *	10,100	267
Apache	20,100	1,196
Archrock	7,869	91
Atwood Oceanics	6,467	49
Baker Hughes	23,100	1,280
Bill Barrett *	5,135	27
Bristow Group	3,501	35
Cabot Oil & Gas	24,800	518
California Resources	3,302	34
Callon Petroleum *	15,678	204
CARBO Ceramics	2,047	12
Carrizo Oil & Gas *	5,986	202
Cheniere Energy *	10,100	381
Chesapeake Energy *	30,800	170
Chevron	99,103	10,381
Cimarex Energy	5,000	646
Clayton Williams Energy *	639	56
Clean Energy Fuels *	9,190	38
Cobalt International Energy *	46,475	44
Concho Resources *	7,500	952
ConocoPhillips	65,500	2,846
CONSOL Energy	11,500	195
Contango Oil & Gas *	2,784	22
Continental Resources *	4,400	215

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CVR Energy	1,669	$22
Dawson Geophysical *	2,162	14
Delek US Holdings	6,960	118
Denbury Resources *	37,859	90
Devon Energy	27,600	1,046
DHT Holdings	9,540	39
Diamond Offshore Drilling	3,662	60
Diamondback Energy *	4,300	393
Dorian LPG *	2,638	15
Dril-Quip *	1,900	90
Earthstone Energy *	292	2
Eclipse Resources *	5,339	15
Energen	4,900	246
EOG Resources	29,000	2,622
EP Energy, Cl A *	4,198	15
EQT	9,200	607
Era Group *	2,125	16
Erin Energy *	1,500	3
Evolution Petroleum	2,696	21
EXCO Resources *	14,937	16
Exterran *	3,298	52
Exxon Mobil	219,435	18,283
Fairmount Santrol Holdings *	8,893	76
FMC Technologies *	11,400	368
Forum Energy Technologies *	6,492	117
Frontline	6,743	48
GasLog	4,641	71
Gener8 Maritime *	4,143	17
Geospace Technologies *	1,380	25
Golar LNG	9,706	212
Green Plains	4,075	106
Gulfport Energy *	6,300	152
Halliburton	45,400	2,088
Helix Energy Solutions Group *	11,357	99
Helmerich & Payne	4,900	309
Hess	14,900	715
HollyFrontier	8,200	205
Hornbeck Offshore Services *	3,415	14
Independence Contract Drilling *	3,276	13
Isramco *	61	6
Jones Energy, Cl A *	7,064	29
Kinder Morgan	101,800	2,080
Kosmos Energy *	9,900	52
Laredo Petroleum *	7,728	92

28	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil	45,000	$593
Marathon Petroleum	27,700	1,207
Matador Resources *	9,046	197
Matrix Service *	2,766	49
McDermott International *	25,963	133
Murphy Oil	8,300	215
Nabors Industries	13,900	165
National Oilwell Varco	20,000	642
Natural Gas Services Group *	1,295	28
Navios Maritime Acquisition	8,951	11
Newfield Exploration *	10,900	442
Newpark Resources *	9,364	59
Noble	12,200	60
Noble Energy	22,500	776
Northern Oil and Gas *	5,052	11
Oasis Petroleum *	25,338	266
Occidental Petroleum	40,300	2,938
Oceaneering International	5,000	119
Oil States International *	5,662	166
ONEOK	11,400	552
Overseas Shipholding Group, Cl A	5,249	46
Pacific Ethanol *	3,133	23
Panhandle Oil and Gas, Cl A	1,616	29
Par Pacific Holdings *	3,199	41
Parker Drilling *	12,702	25
Parsley Energy, Cl A *	9,000	296
Patterson-UTI Energy	7,300	164
PBF Energy, Cl A	4,900	107
PDC Energy *	6,040	370
PHI *	1,270	20
Phillips 66	23,900	1,939
Pioneer Energy Services *	6,691	24
Pioneer Natural Resources	8,519	1,525
QEP Resources	13,500	217
Range Resources	11,212	379
Renewable Energy Group *	4,517	39
REX American Resources *	592	47
Rice Energy *	6,000	133
RigNet *	1,379	21
Ring Energy *	3,744	35
RPC	3,700	64
RSP Permian *	10,676	385
Sanchez Energy *	5,823	37
Schlumberger	73,228	5,729

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scorpio Tankers	18,494	$71
SEACOR Holdings *	1,737	86
Seadrill *	40,671	87
SemGroup, Cl A	7,189	232
Ship Finance International	6,579	83
SM Energy	4,900	165
Southwestern Energy *	26,900	279
Spectra Energy	36,800	1,539
Superior Energy Services	7,600	108
Surgutneftegas ADR	38,837	180
Synergy Resources *	20,008	137
Targa Resources	7,900	347
Tesco	5,418	37
Tesoro	6,500	552
TETRA Technologies *	9,496	52
Tidewater	5,009	9
Unit *	5,633	96
US Silica Holdings	7,051	326
Valero Energy	24,700	1,463
W&T Offshore *	4,080	6
Western Refining	8,922	257
Westmoreland Coal *	1,965	17
Whiting Petroleum *	10,200	84
Willbros Group *	4,741	7
Williams	36,500	1,066
World Fuel Services	3,500	141
WPX Energy *	19,400	211

		80,290

Financials — 9.7%
1st Source	1,783	62
Access National	877	21
ACNB	642	17
Affiliated Managers Group *	3,000	398
Aflac	21,300	1,467
AGNC Investment ††	16,800	337
Alleghany *	800	413
Allegiance Bancshares *	1,157	30
Allied World Assurance Holdings	4,400	189
Allstate	19,700	1,338
Ally Financial	24,300	439
Altisource Residential ††	5,436	55
Ambac Financial Group *	5,090	94
American Equity Investment Life Holding	9,425	169

Adviser Managed Trust / Quarterly Report / October 31, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Express	42,300	$2,810
American Financial Group	3,500	261
American International Group	58,600	3,616
American National Bankshares	889	24
American National Insurance	400	47
Ameriprise Financial	8,300	734
Ameris Bancorp	3,673	133
AMERISAFE	2,049	114
Ames National	925	25
AmTrust Financial Services	4,500	119
Annaly Capital Management ††	54,600	566
Anworth Mortgage Asset ††	9,958	49
Apollo Commercial Real Estate Finance ††	7,787	132
Arch Capital Group *	6,300	491
Ares Commercial Real Estate ††	2,813	37
Argo Group International Holdings	3,166	176
Arlington Asset Investment, Cl A	2,368	34
ARMOUR Residential ††	4,151	94
Arrow Financial	1,184	37
Arthur J Gallagher	9,600	463
Artisan Partners Asset Management, Cl A	2,000	52
Aspen Insurance Holdings	3,000	145
Associated Banc-Corp	7,500	152
Associated Capital Group	432	15
Assurant	3,100	250
Assured Guaranty	6,700	200
Astoria Financial	9,861	144
Atlantic Capital Bancshares *	1,827	28
Atlas Financial Holdings *	1,157	20
Axis Capital Holdings	4,600	262
B. Riley Financial	1,039	13
Baldwin & Lyons, Cl B	954	23
Banc of California	5,268	70
BancFirst	814	58
Bancorp *	3,721	23
BancorpSouth	9,280	218
Bank Mutual	4,279	33
Bank of America	541,630	8,937
Bank of Hawaii	2,100	158
Bank of Marin Bancorp	627	32
Bank of New York Mellon	55,400	2,397
Bank of the Ozarks	9,709	359
BankFinancial	1,654	21
BankUnited	5,000	146

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bankwell Financial Group	622	$15
Banner	3,187	144
Bar Harbor Bankshares	631	23
BB&T	43,100	1,690
BBX Capital, Cl A *	213	4
Bear State Financial	1,924	17
Beneficial Bancorp	7,591	110
Berkshire Hathaway, Cl B *	99,443	14,350
Berkshire Hills Bancorp	3,470	103
BGC Partners, Cl A	23,343	201
BlackRock, Cl A	6,574	2,243
Blue Capital Reinsurance Holdings	649	11
Blue Hills Bancorp	2,575	40
BNC Bancorp	4,405	110
BofI Holding *	6,491	121
BOK Financial	1,400	99
Boston Private Financial Holdings	8,851	116
Bridge Bancorp	1,738	48
Brookline Bancorp	7,814	100
Brown & Brown	5,900	217
Bryn Mawr Bank	1,730	54
BSB Bancorp *	878	22
C&F Financial	348	15
Calamos Asset Management, Cl A	1,876	12
California First National Bancorp	303	4
Camden National	1,590	53
Capital Bank Financial, Cl A	2,105	69
Capital City Bank Group	1,209	18
Capital One Financial	27,000	1,999
Capitol Federal Financial	13,920	204
Capstead Mortgage ††	10,397	99
Cardinal Financial	3,548	93
Carolina Financial	1,112	25
Cascade Bancorp *	3,425	21
Cathay General Bancorp	8,209	246
CBOE Holdings	4,100	259
CenterState Banks	5,234	98
Central Pacific Financial	3,447	88
Central Valley Community Bancorp	953	14
Century Bancorp, Cl A	330	15
Charles Schwab	61,700	1,956
Charter Financial	1,484	19
Chemical Financial	7,199	309
Chemung Financial	349	10

30	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chimera Investment ††	9,500	$149
Chubb	24,400	3,099
Cincinnati Financial	8,100	573
CIT Group	10,100	367
Citigroup	154,700	7,604
Citizens, Cl A *	4,856	38
Citizens & Northern	1,238	26
Citizens Financial Group	28,100	740
City Holding	1,609	84
Clifton Bancorp	2,292	35
CME Group, Cl A	18,000	1,802
CNA Financial	1,700	62
CNB Financial	1,462	29
CNO Financial Group	19,655	296
CoBiz Financial	3,870	49
Codorus Valley Bancorp	888	19
Cohen & Steers	2,324	86
Colony Capital ††	12,064	229
Columbia Banking System	6,335	209
Comerica	9,500	495
Commerce Bancshares	4,200	209
Community Bank System	4,693	221
Community Trust Bancorp	1,733	63
ConnectOne Bancorp	2,956	54
County Bancorp	531	10
Cowen Group, Cl A *	10,713	35
Crawford, Cl B	1,946	22
Credit Acceptance *	400	74
CU Bancorp *	1,695	40
Cullen	2,700	205
Customers Bancorp *	2,585	70
CVB Financial	11,196	188
CYS Investments ††	16,281	140
Diamond Hill Investment Group	322	59
Dime Community Bancshares	3,564	58
Discover Financial Services	21,600	1,217
Donegal Group, Cl A	920	14
Donnelley Financial Solutions *	1,312	28
Dynex Capital ††	4,707	32
E*TRADE Financial *	15,300	431
Eagle Bancorp *	3,387	166
East West Bancorp	7,300	288
Eaton Vance	5,500	193
eHealth *	1,904	15

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EMC Insurance Group	883	$22
Employers Holdings	3,507	110
Encore Capital Group *	2,468	49
Endurance Specialty Holdings	3,200	294
Enova International *	2,821	27
Enstar Group *	1,242	209
Enterprise Bancorp	892	23
Enterprise Financial Services	2,179	72
Equity Bancshares, Cl A *	554	14
Erie Indemnity, Cl A	1,200	123
ESSA Bancorp	896	12
Essent Group *	8,143	215
EverBank Financial	11,224	217
Evercore Partners, Cl A	4,186	225
Everest Re Group	2,300	468
Ezcorp, Cl A *	5,282	52
FactSet Research Systems	2,000	309
Farmers Capital Bank	798	25
Farmers National Banc	2,687	28
FBL Financial Group, Cl A	1,044	66
FBR	696	10
FCB Financial Holdings, Cl A *	3,248	121
Federal Agricultural Mortgage, Cl C	901	37
Federated Investors, Cl B	4,700	127
Federated National Holding	1,355	24
Fidelity & Guaranty Life	1,253	28
Fidelity Southern	2,173	40
Fifth Street Asset Management, Cl A	932	5
Fifth Third Bancorp	40,700	886
Financial Engines	5,697	158
Financial Institutions	1,449	39
First American Financial	5,400	211
First Bancorp	3,159	67
First BanCorp *	12,352	63
First Busey	3,202	74
First Business Financial Services	878	17
First Citizens BancShares, Cl A	839	244
First Commonwealth Financial	9,860	100
First Community Bancshares	1,634	37
First Community Financial Partners *	1,485	14
First Connecticut Bancorp	1,508	27
First Defiance Financial	921	36
First Financial	1,045	42
First Financial Bancorp	6,604	142

Adviser Managed Trust / Quarterly Report / October 31, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Financial Bankshares	7,054	$255
First Financial Northwest	992	16
First Foundation *	1,387	34
First Hawaiian	1,900	52
First Horizon National	11,700	180
First Internet Bancorp	565	15
First Interstate BancSystem, Cl A	2,243	72
First Merchants	4,399	124
First Mid-Illinois Bancshares	999	26
First Midwest Bancorp	8,671	167
First NBC Bank Holding *	1,648	9
First Northwest Bancorp *	1,198	16
First of Long Island	1,484	47
First Republic Bank	7,900	588
FirstCash	5,263	248
Flagstar Bancorp *	2,375	65
Flushing Financial	2,950	63
FNB	23,197	303
FNF Group	14,300	514
FNFV Group *	7,431	90
Franklin Financial Network *	984	32
Franklin Resources	19,400	653
Fulton Financial	18,995	283
GAIN Capital Holdings	3,940	18
GAMCO Investors, Cl A	432	12
Genworth Financial, Cl A *	54,145	224
German American Bancorp	1,476	57
Glacier Bancorp	8,168	231
Goldman Sachs Group	20,400	3,636
Great Ajax ††	1,383	19
Great Southern Bancorp	1,119	46
Great Western Bancorp	6,333	204
Green Bancorp *	2,210	23
Green Dot, Cl A *	4,612	102
Greene County Bancorp	367	6
Greenhill	3,146	74
Greenlight Capital Re, Cl A *	3,120	62
Guaranty Bancorp	1,584	30
Hallmark Financial Services *	1,528	16
Hancock Holding	8,547	287
Hanmi Financial	3,541	89
Hannon Armstrong Sustainable
Infrastructure Capital ††	4,274	98
Hanover Insurance Group	2,100	160

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HarborOne Bancorp *	1,578	$27
Hartford Financial Services Group	20,800	917
HCI Group	913	25
Heartland Financial	2,481	93
Hennessy Advisors	319	9
Heritage Commerce	2,745	30
Heritage Financial	3,060	56
Heritage Insurance Holdings	2,785	33
Heritage Oaks Bancorp	2,556	20
Hilltop Holdings	8,261	204
Hingham Institution	147	21
Home Bancorp	630	18
Home BancShares	13,367	288
HomeStreet *	2,456	68
HomeTrust Bancshares *	1,735	32
Hope Bancorp	14,123	228
Horace Mann Educators	4,366	157
Horizon Bancorp	1,480	43
Houlihan Lokey, Cl A	1,284	31
Huntington Bancshares	58,100	616
IBERIABANK	4,516	296
Impac Mortgage Holdings *	879	14
Independence Holding	787	14
Independent Bank	4,899	188
Independent Bank Group	1,156	56
Infinity Property & Casualty	1,201	98
Interactive Brokers Group, Cl A	3,200	106
Intercontinental Exchange	6,200	1,676
International Bancshares	6,087	188
International. FCStone *	1,569	56
Invesco	21,900	615
Invesco Mortgage Capital ††	12,397	185
Investment Technology Group	3,754	57
Investors Bancorp	32,557	399
Investors Title	155	15
James River Group Holdings	1,482	56
Janus Capital Group	15,477	198
JPMorgan Chase	191,506	13,264
KCG Holdings, Cl A *	5,956	76
Kearny Financial	9,892	138
Kemper	4,279	161
KeyCorp	57,204	808
Kinsale Capital Group	722	17
Ladder Capital, Cl A ††	3,983	51

32	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ladenburg Thalmann Financial Services *	10,681	$22
Lake Sunapee Bank Group	849	15
Lakeland Bancorp	4,038	57
Lakeland Financial	2,717	100
Lazard, Cl A	6,400	233
LCNB	952	16
LegacyTexas Financial Group	4,763	163
Legg Mason	5,300	152
LendingClub *	36,276	179
LendingTree *	675	54
Leucadia National	16,600	310
Lincoln National	12,900	633
Live Oak Bancshares	2,058	33
Loews	15,100	650
LPL Financial Holdings	4,300	133
M&T Bank	7,900	970
Macatawa Bank	2,871	23
Maiden Holdings	6,683	91
MainSource Financial Group	2,395	60
Manning & Napier, Cl A	1,617	11
Markel *	700	614
MarketAxess Holdings	1,900	286
Marlin Business Services	915	16
Marsh & McLennan	27,800	1,762
MB Financial	8,178	298
MBIA *	14,201	109
MBT Financial	1,920	17
Medley Management, Cl A	508	4
Mercantile Bank	1,659	46
Merchants Bancshares	615	26
Mercury General	1,573	86
Meridian Bancorp	5,491	88
Meta Financial Group	858	63
MetLife	49,200	2,310
MFA Financial ††	18,700	137
MGIC Investment *	37,635	307
Middleburg Financial	511	15
Midland States Bancorp	415	11
MidWestOne Financial Group	873	25
Moelis, Cl A	1,935	49
Moody’s	9,000	905
Morgan Stanley	74,600	2,504
Morningstar	1,033	73
Mortgage Investment Trust ††	2,927	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI, Cl A	4,600	$369
MTGE Investment ††	5,203	89
MutualFirst Financial	586	16
NASDAQ OMX Group	5,700	365
National Bank Holdings, Cl A	2,917	71
National Bankshares	720	25
National Commerce *	900	25
National General Holdings	5,231	108
National Interstate	793	26
National Western Life Group, Cl A *	235	51
Nationstar Mortgage Holdings *	3,564	54
Navient	16,600	212
Navigators Group	1,213	113
NBT Bancorp	4,562	154
Nelnet, Cl A	2,290	90
New Residential Investment ††	26,605	371
New York Community Bancorp	24,000	345
New York Mortgage Trust ††	12,147	72
NewStar Financial *	2,604	25
Nicolet Bankshares *	798	31
NMI Holdings, Cl A *	5,196	40
Northern Trust	11,000	797
Northfield Bancorp	4,469	74
Northrim BanCorp	733	18
NorthStar Asset Management Group	10,352	142
Northwest Bancshares	10,655	168
OceanFirst Financial	2,140	44
Ocwen Financial *	10,977	47
OFG Bancorp	4,519	48
Old Line Bancshares	900	18
Old National Bancorp	14,499	213
Old Republic International	12,200	206
Old Second Bancorp	3,119	24
OM Asset Management	4,570	64
On Deck Capital *	5,163	25
OneBeacon Insurance Group, Cl A	2,098	29
OneMain Holdings, Cl A *	2,800	79
Oppenheimer Holdings, Cl A	1,086	15
Opus Bank	1,977	40
Orchid Island Capital, Cl A ††	2,969	31
Oritani Financial	4,097	64
Orrstown Financial Services	802	17
Owens Realty Mortgage ††	1,097	20
Pacific Continental	2,479	43

Adviser Managed Trust / Quarterly Report / October 31, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pacific Mercantile Bancorp *	1,689	$9
Pacific Premier Bancorp *	3,004	78
PacWest Bancorp	6,000	260
Park National	1,468	142
Park Sterling	5,382	46
Patriot National *	1,238	8
Peapack Gladstone Financial	1,650	35
Penns Woods Bancorp	503	21
PennyMac Financial Services, Cl A *	1,488	25
PennyMac Mortgage Investment Trust ††	7,366	112
Peoples Bancorp	1,680	42
Peoples Financial Services	724	29
People’s United Financial	15,600	253
People’s Utah Bancorp	1,405	28
PHH *	5,986	87
PICO Holdings *	2,366	29
Pinnacle Financial Partners	4,763	246
Piper Jaffray *	1,627	92
PJT Partners	1,847	51
PNC Financial Services Group	26,400	2,524
Popular	5,900	214
PRA Group *	4,977	159
Preferred Bank	1,268	48
Premier Financial Bancorp	918	15
Primerica	5,187	284
Principal Financial Group	14,400	786
PrivateBancorp	8,495	384
ProAssurance	2,700	144
Progressive	30,700	967
Prosperity Bancshares	7,322	406
Provident Bancorp *	505	8
Provident Financial Holdings	720	14
Provident Financial Services	6,582	149
Prudential Financial	23,400	1,984
Pzena Investment Management, Cl A	1,636	12
QCR Holdings	1,247	41
Radian Group	23,609	321
Raymond James Financial	6,400	385
Redwood Trust ††	8,259	116
Regional Management *	1,159	26
Regions Financial	68,200	730
Reinsurance Group of America, Cl A	3,500	378
RenaissanceRe Holdings	2,100	261
Renasant	4,399	148

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Republic Bancorp, Cl A	1,018	$32
Republic First Bancorp *	3,629	14
Resource Capital ††	3,160	39
RLI	4,197	234
S&P Global	13,800	1,682
S&T Bancorp	3,795	119
Safeguard Scientifics *	2,123	25
Safety Insurance Group	1,583	107
Sandy Spring Bancorp	2,687	85
Santander Consumer USA Holdings *	6,312	77
Seacoast Banking Corp of Florida *	3,077	54
SEI Investments †	6,500	288
Selective Insurance Group	6,283	232
ServisFirst Bancshares	2,491	135
Shore Bancshares	1,351	17
SI Financial Group	1,225	16
Sierra Bancorp	1,265	23
Signature Bank *	2,700	326
Silvercrest Asset Management Group, Cl A	787	9
Simmons First National, Cl A	3,267	161
SLM *	21,600	152
South State	2,577	189
Southern First Bancshares *	619	16
Southern Missouri Bancorp	631	16
Southern National Bancorp of Virginia	1,212	16
Southside Bancshares	2,771	90
Southwest Bancorp	1,894	35
Starwood Property Trust	11,700	260
State Auto Financial	1,618	37
State Bank Financial	3,953	87
State National	3,197	33
State Street	20,700	1,453
Sterling Bancorp	14,022	252
Stewart Information Services	2,471	111
Stifel Financial *	7,084	277
Stock Yards Bancorp	2,256	77
Stonegate Bank	1,435	50
Suffolk Bancorp	1,196	43
Summit Financial Group	900	18
Sun Bancorp	1,137	26
SunTrust Banks	26,500	1,199
SVB Financial Group *	2,600	318
Synchrony Financial	44,100	1,261
Synovus Financial	6,300	208

34	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
T Rowe Price Group	12,900	$826
TCF Financial	8,779	126
TD Ameritrade Holding	13,600	465
Territorial Bancorp	821	23
Texas Capital Bancshares *	5,097	302
TFS Financial	2,200	39
Third Point Reinsurance *	7,457	88
Tiptree Financial	2,995	17
Tompkins Financial	1,568	124
Torchmark	6,000	380
Towne Bank	6,048	150
Travelers	15,500	1,677
TriCo Bancshares	2,307	61
TriState Capital Holdings *	2,302	41
Triumph Bancorp *	1,632	30
Trupanion *	1,563	25
TrustCo Bank	9,696	68
Trustmark	7,359	204
Two Harbors Investment ††	17,500	146
UMB Financial	4,952	307
Umpqua Holdings	24,184	370
Union Bankshares	5,114	145
United Bankshares	7,255	274
United Community Banks	7,516	162
United Community Financial	4,890	36
United Financial Bancorp	5,325	78
United Fire Group	2,427	96
United Insurance Holdings	1,805	26
Universal Insurance Holdings	3,472	74
Univest Corp of Pennsylvania	2,928	70
Unum Group	13,000	460
US Bancorp	85,700	3,836
Validus Holdings	3,800	194
Valley National Bancorp	27,370	270
Veritex Holdings *	895	16
Virtu Financial, Cl A	2,621	34
Virtus Investment Partners	651	70
Voya Financial	10,300	315
Waddell & Reed Financial, Cl A	8,561	135
Walker & Dunlop *	2,848	69
Walter Investment Management *	2,434	12
Washington Federal	10,042	274
Washington Trust Bancorp	1,643	75
WashingtonFirst Bankshares	881	22

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waterstone Financial	2,654	$45
Webster Financial	10,045	406
Wells Fargo	240,860	11,082
WesBanco	4,348	143
West Bancorporation	1,667	32
Westamerica Bancorporation	2,639	131
Western Alliance Bancorp *	4,700	176
Western Asset Mortgage Capital ††	4,271	43
Western New England Bancorp	1,734	14
Westwood Holdings Group	831	43
White Mountains Insurance Group	250	207
Wintrust Financial	5,648	305
WisdomTree Investments	12,414	107
WMIH *	21,113	44
World Acceptance *	648	31
WR Berkley	4,800	274
WSFS Financial	3,095	108
Xenith Bankshares *	8,838	21
XL Group	15,100	524
Yadkin Financial	5,330	148
Zions Bancorporation	10,200	329

		177,037

Health Care — 9.1%
AAC Holdings *	1,050	17
Abaxis	2,371	113
Abbott Laboratories	77,500	3,041
AbbVie	85,154	4,750
ABIOMED *	2,000	210
Acadia Healthcare *	3,700	133
ACADIA Pharmaceuticals *	4,600	107
Accelerate Diagnostics *	2,405	51
Acceleron Pharma *	2,981	84
Accuray *	8,306	41
AcelRx Pharmaceuticals *	3,926	11
Aceto	3,009	55
Achillion Pharmaceuticals *	12,655	79
Aclaris Therapeutics *	964	20
Acorda Therapeutics *	4,653	82
Adamas Pharmaceuticals *	1,759	24
Addus HomeCare *	819	21
Adeptus Health, Cl A *	1,480	45
Aduro Biotech *	3,691	40
Advaxis *	4,212	34

Adviser Managed Trust / Quarterly Report / October 31, 2016	35

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adverum Biotechnologies *	2,654	$8
Aerie Pharmaceuticals *	2,721	90
Aetna	17,833	1,914
Agenus *	7,664	30
Agile Therapeutics *	1,495	11
Agilent Technologies	17,200	749
Agios Pharmaceuticals *	1,400	67
Aimmune Therapeutics *	2,761	45
Air Methods *	3,858	102
Akebia Therapeutics *	3,780	28
Akorn *	4,200	101
Albany Molecular Research *	2,716	42
Alder Biopharmaceuticals *	5,017	122
Alere *	4,400	197
Alexion Pharmaceuticals *	11,500	1,501
Align Technology *	3,700	318
Allergan *	20,900	4,367
Allscripts Healthcare Solutions *	9,400	113
Almost Family *	848	33
Alnylam Pharmaceuticals *	3,800	135
AMAG Pharmaceuticals *	3,879	100
Amedisys *	3,106	134
American Renal Associates Holdings *	940	17
AmerisourceBergen, Cl A	9,400	661
Amgen	39,526	5,579
Amicus Therapeutics *	15,873	110
AMN Healthcare Services *	5,254	172
Amphastar Pharmaceuticals *	3,987	72
Ampio Pharmaceuticals *	3,100	2
Amsurg *	2,700	161
Analogic	1,344	110
Anavex Life Sciences *	3,885	11
AngioDynamics *	2,815	45
ANI Pharmaceuticals *	824	49
Anika Therapeutics *	1,496	66
Anthem	13,800	1,682
Anthera Pharmaceuticals *	4,367	10
Applied Genetic Technologies *	1,352	10
Aptevo Therapeutics *	1,673	4
Aratana Therapeutics *	3,536	29
Ardelyx *	3,719	46
Arena Pharmaceuticals *	25,548	38
Argos Therapeutics *	1,219	5
ARIAD Pharmaceuticals *	18,984	166

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Array BioPharma *	15,335	$87
Arrowhead Pharmaceuticals *	6,334	37
Asterias Biotherapeutics *	2,695	9
Atara Biotherapeutics *	2,409	31
athenahealth *	2,000	207
Athersys *	8,319	15
AtriCure *	3,268	60
Atrion	145	64
Audentes Therapeutics *	819	13
Avexis *	515	24
Avinger *	2,764	10
AxoGen *	2,637	23
Axovant Sciences *	2,559	31
Axsome Therapeutics *	1,248	8
Baxter International	26,300	1,252
Becton Dickinson and	11,100	1,864
Bellicum Pharmaceuticals *	2,202	36
BioCryst Pharmaceuticals *	7,787	32
Biogen *	11,600	3,250
BioMarin Pharmaceutical *	9,100	733
Bio-Path Holdings *	9,090	9
Bio-Rad Laboratories, Cl A *	1,123	178
BioScrip *	11,796	32
BioSpecifics Technologies *	572	25
Bio-Techne	1,900	198
BioTelemetry *	2,808	50
BioTime *	6,837	22
Bluebird Bio *	3,969	189
Blueprint Medicines *	2,085	62
Boston Scientific *	71,400	1,571
Bristol-Myers Squibb	88,000	4,480
Brookdale Senior Living, Cl A *	9,300	134
Bruker	5,300	109
Cambrex *	3,540	143
Cantel Medical	3,950	281
Capital Senior Living *	2,921	47
Cara Therapeutics *	2,356	16
Cardinal Health	17,300	1,188
Cardiovascular Systems *	3,383	79
Castlight Health, Cl B *	4,333	19
Catalent *	11,007	251
Celgene *	40,500	4,138
Celldex Therapeutics *	9,944	31
Cellular Biomedicine Group *	1,311	16

36	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cempra *	4,966	$90
Centene *	9,100	569
Cepheid *	7,988	423
Cerner *	15,500	908
Cerus *	11,279	54
Charles River Laboratories International *	2,400	182
Chemed	1,788	253
ChemoCentryx *	1,914	11
Chimerix *	4,659	19
ChromaDex *	3,127	9
Cidara Therapeutics *	1,176	11
Cigna	13,500	1,604
Civitas Solutions *	1,582	27
Clearside Biomedical *	891	19
Clovis Oncology *	3,576	104
Coherus Biosciences *	3,318	91
Collegium Pharmaceutical *	1,450	22
Community Health Systems *	11,845	63
Computer Programs & Systems	1,165	30
Concert Pharmaceuticals *	1,759	14
ConforMIS *	3,767	29
CONMED	2,934	117
Cooper	2,600	458
Corcept Therapeutics *	7,780	54
Corindus Vascular Robotics *	6,347	5
CorVel *	1,030	36
Corvus Pharmaceuticals *	405	5
Cotiviti Holdings *	1,892	58
CR Bard	3,967	860
Cross Country Healthcare *	3,333	37
CryoLife	3,289	56
Curis *	12,173	32
Cutera *	1,299	17
Cynosure, Cl A *	2,539	108
Cytokinetics *	3,545	34
CytomX Therapeutics *	2,167	24
CytRx *	7,338	3
Danaher	32,000	2,514
DaVita *	9,100	533
DENTSPLY SIRONA	12,200	702
Depomed *	6,578	147
Dermira *	2,572	81
DexCom *	4,200	329
Dimension Therapeutics *	1,411	7

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Diplomat Pharmacy *	5,073	$118
Durect *	13,835	15
Dynavax Technologies *	4,126	38
Eagle Pharmaceuticals *	926	52
Edge Therapeutics *	1,738	18
Editas Medicine *	750	11
Edwards Lifesciences *	11,100	1,057
Egalet *	2,476	14
Eiger BioPharmaceuticals *	396	5
Eli Lilly	51,500	3,803
Emergent BioSolutions *	3,514	94
Enanta Pharmaceuticals *	1,632	38
Endocyte *	4,224	12
Endologix *	8,762	92
Ensign Group	5,317	98
Entellus Medical *	807	16
Envision Healthcare Holdings *	9,400	186
Enzo Biochem *	4,279	26
Epizyme *	4,191	38
Esperion Therapeutics *	1,574	16
Evolent Health, Cl A *	1,600	34
Exact Sciences *	11,570	180
Exactech *	1,096	26
Exelixis *	25,080	266
Express Scripts Holding *	33,500	2,258
FibroGen *	5,658	94
Five Prime Therapeutics *	2,911	141
Flex Pharma *	1,167	6
Flexion Therapeutics *	2,645	50
Fluidigm *	3,060	14
Fortress Biotech *	3,790	9
Foundation Medicine *	1,419	32
Galena Biopharma *	20,494	5
Genesis Healthcare, Cl A *	4,394	11
GenMark Diagnostics *	4,192	45
Genomic Health *	1,939	58
Geron *	15,725	29
Gilead Sciences	69,717	5,133
Glaukos *	1,736	58
Global Blood Therapeutics *	1,985	35
Globus Medical, Cl A *	7,692	170
GlycoMimetics *	1,158	7
Haemonetics *	5,584	187
Halozyme Therapeutics *	11,764	101

Adviser Managed Trust / Quarterly Report / October 31, 2016	37

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Halyard Health *	5,204	$168
HCA Holdings *	16,200	1,240
HealthEquity *	4,635	154
HealthSouth	9,706	390
HealthStream *	2,732	74
Healthways *	3,327	82
Henry Schein *	4,207	628
Heron Therapeutics *	3,373	50
Heska *	644	32
Hill-Rom Holdings	3,300	183
HMS Holdings *	9,195	194
Hologic *	15,100	544
Humana	7,800	1,338
ICU Medical *	1,605	224
Idera Pharmaceuticals *	9,802	15
IDEXX Laboratories *	4,800	514
Ignyta *	3,221	16
Illumina *	7,700	1,048
Immune Design *	1,270	7
ImmunoGen *	8,864	16
Immunomedics *	9,456	22
Impax Laboratories *	7,844	158
INC Research Holdings, Cl A *	4,517	206
Incyte *	8,700	757
Infinity Pharmaceuticals *	5,743	7
Innoviva *	8,797	91
Inogen *	1,783	96
Inotek Pharmaceuticals *	1,930	13
Inovalon Holdings, Cl A *	3,000	41
Inovio Pharmaceuticals *	7,045	46
Insmed *	6,993	91
Insulet *	6,376	237
Insys Therapeutics *	2,462	27
Integer Holdings *	3,441	76
Integra LifeSciences Holdings *	3,338	265
Intellia Therapeutics *	993	14
Intercept Pharmaceuticals *	800	99
Intersect ENT *	2,670	39
Intra-Cellular Therapies, Cl A *	3,726	46
Intrexon *	3,193	83
Intuitive Surgical *	1,931	1,298
Invacare	3,306	30
Invitae *	2,483	19
InVivo Therapeutics Holdings *	3,501	15

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ionis Pharmaceuticals *	6,100	$158
iRadimed *	462	4
IRIDEX *	841	11
Ironwood Pharmaceuticals, Cl A *	14,247	182
Johnson & Johnson	144,579	16,770
Juno Therapeutics *	3,200	78
K2M Group Holdings *	2,682	46
Kadmon Holdings *	1,447	7
Karyopharm Therapeutics *	2,581	19
Keryx Biopharmaceuticals *	8,187	37
Kindred Healthcare	9,111	90
Kite Pharma *	4,196	186
La Jolla Pharmaceutical *	1,474	26
Laboratory Corp of America Holdings *	5,500	689
Landauer	997	43
Lannett *	3,121	68
LeMaitre Vascular	1,440	30
Lexicon Pharmaceuticals *	4,487	67
LHC Group *	1,654	57
LifePoint Health *	2,000	120
Ligand Pharmaceuticals *	2,040	195
Lion Biotechnologies *	5,549	35
Lipocine *	1,200	4
Loxo Oncology *	1,398	29
Luminex *	4,482	93
MacroGenics *	3,447	82
Magellan Health *	2,761	142
MannKind *	33,831	14
Masimo *	4,513	248
McKesson	12,000	1,526
Medgenics *	2,688	13
Medicines *	7,436	245
MediciNova *	3,202	22
Medidata Solutions *	6,027	289
MEDNAX *	4,600	282
Medpace Holdings *	879	25
Medtronic	73,800	6,053
Merck	146,018	8,574
Meridian Bioscience	4,712	77
Merit Medical Systems *	4,653	102
Merrimack Pharmaceuticals *	12,956	68
Mettler-Toledo International *	1,358	549
MiMedx Group *	11,575	103
Minerva Neurosciences *	2,349	26

38	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mirati Therapeutics *	1,476	$7
Molina Healthcare *	4,778	260
Momenta Pharmaceuticals *	7,349	82
Mylan *	24,100	880
MyoKardia *	1,214	16
Myriad Genetics *	7,236	143
NanoString Technologies *	1,579	31
NantHealth *	1,007	13
NantKwest *	1,830	11
Natera *	2,732	23
National HealthCare	1,274	82
National Research, Cl A	936	14
Natus Medical *	3,544	139
Nektar Therapeutics, Cl A *	15,458	192
Neogen *	3,906	206
NeoGenomics *	5,519	44
Neos Therapeutics *	1,490	9
Neurocrine Biosciences *	4,300	188
Nevro *	2,654	244
NewLink Genetics *	2,282	28
Nobilis Health *	6,051	20
Novavax *	28,940	44
Novocure *	5,242	32
NuVasive *	5,426	324
NxStage Medical *	7,062	161
Ocular Therapeutix *	2,040	12
Omeros *	4,695	38
Omnicell *	3,859	126
OncoMed Pharmaceuticals *	2,672	24
Ophthotech *	3,349	120
OPKO Health *	16,300	154
OraSure Technologies *	5,671	43
Organovo Holdings *	9,013	22
Orthofix International *	1,980	73
Osiris Therapeutics *	2,241	9
Otonomy *	2,507	38
OvaScience *	3,356	17
Owens & Minor	6,690	217
Oxford Immunotec Global *	2,360	30
Pacific Biosciences of California *	9,084	77
Pacira Pharmaceuticals *	3,947	125
Paratek Pharmaceuticals *	2,233	24
PAREXEL International *	5,746	335
Patheon *	2,300	58

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Patterson	4,200	$179
PDL BioPharma	17,136	55
Penumbra *	2,776	183
PerkinElmer	5,500	280
Pfenex *	1,997	16
Pfizer	316,756	10,044
PharmAthene *	6,845	19
PharMerica *	3,350	80
Phibro Animal Health, Cl A	1,958	51
Portola Pharmaceuticals, Cl A *	5,266	96
PRA Health Sciences *	2,609	139
Premier, Cl A *	2,300	73
Prestige Brands Holdings *	5,874	266
Progenics Pharmaceuticals *	7,299	37
Protagonist Therapeutics *	820	15
Proteostasis Therapeutics *	733	5
Providence Service *	1,375	56
PTC Therapeutics *	3,514	22
Puma Biotechnology *	2,662	102
Quality Systems	5,425	70
Quest Diagnostics	7,700	627
Quidel *	3,049	59
Quintiles IMS Holdings *	7,656	549
Quorum Health *	3,106	13
Radius Health *	3,486	150
RadNet *	3,949	27
Reata Pharmaceuticals, Cl A *	635	14
Regeneron Pharmaceuticals *	4,066	1,403
REGENXBIO *	2,218	35
Regulus Therapeutics *	4,308	12
Repligen *	3,678	105
ResMed	7,500	448
Retrophin *	3,845	72
Revance Therapeutics *	2,150	29
Rigel Pharmaceuticals *	9,893	26
Rockwell Medical *	4,999	29
RTI Surgical *	6,102	16
Sage Therapeutics *	3,251	142
Sangamo BioSciences *	7,231	26
Sarepta Therapeutics *	5,448	214
SciClone Pharmaceuticals *	5,682	51
Seattle Genetics *	4,900	253
Second Sight Medical Products *	2,343	6
Select Medical Holdings *	11,525	150

Adviser Managed Trust / Quarterly Report / October 31, 2016	39

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Selecta Biosciences *	777	$14
Senseonics Holdings *	3,964	9
Seres Therapeutics *	1,849	20
Sorrento Therapeutics *	3,134	18
Spark Therapeutics *	2,066	97
Spectranetics *	4,621	100
Spectrum Pharmaceuticals *	9,036	32
St. Jude Medical	14,700	1,144
STAAR Surgical *	4,233	36
Stemline Therapeutics *	1,883	21
Stryker	17,900	2,065
Sucampo Pharmaceuticals, Cl A *	2,518	29
Supernus Pharmaceuticals *	5,066	100
Surgery Partners *	1,947	31
Surgical Care Affiliates *	2,859	122
Surmodics *	1,359	34
Syndax Pharmaceuticals *	577	7
Synergy Pharmaceuticals *	20,136	92
Synthetic Biologics *	8,359	12
Syros Pharmaceuticals *	789	11
T2 Biosystems *	1,631	10
Tactile Systems Technology *	646	11
Tandem Diabetes Care *	2,048	12
Taro Pharmaceutical Industries *	434	44
Team Health Holdings *	7,489	321
Teladoc *	2,171	35
Teleflex	2,200	315
Teligent *	4,341	28
Tenet Healthcare *	5,200	102
TESARO *	2,953	357
Tetraphase Pharmaceuticals *	3,983	14
TG Therapeutics *	3,893	21
TherapeuticsMD *	16,126	93
Theravance Biopharma *	4,041	102
Thermo Fisher Scientific	20,700	3,043
Titan Pharmaceuticals *	2,117	10
Tobira Therapeutics *	970	41
Tokai Pharmaceuticals *	1,183	1
TransEnterix *	7,930	12
Trevena *	4,699	23
Triple-S Management, Cl B *	2,659	55
Trovagene *	3,685	13
Ultragenyx Pharmaceutical *	3,984	235
United Therapeutics *	2,200	264

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UnitedHealth Group	49,400	$6,982
Universal American *	6,026	45
Universal Health Services, Cl B	4,600	555
US Physical Therapy	1,371	78
Utah Medical Products	372	23
Vanda Pharmaceuticals *	3,816	57
Varian Medical Systems *	5,200	472
Vascular Solutions *	1,903	87
VCA *	3,900	240
Veeva Systems, Cl A *	4,900	190
Veracyte *	1,630	12
Versartis *	2,868	32
Vertex Pharmaceuticals *	13,000	986
ViewRay *	902	2
Vital Therapies *	2,600	14
Vocera Communications *	2,592	48
Voyager Therapeutics *	1,274	15
vTv Therapeutics, Cl A *	501	3
VWR *	3,900	107
Waters *	4,100	570
WaVe Life Sciences *	814	26
WellCare Health Plans *	2,200	250
West Pharmaceutical Services	3,600	274
Wright Medical Group *	11,393	250
XBiotech *	1,820	24
Xencor *	3,616	77
Zafgen *	2,468	7
Zeltiq Aesthetics *	3,821	126
Zimmer Biomet Holdings	9,700	1,022
ZIOPHARM Oncology *	12,903	73
Zoetis, Cl A	24,000	1,147
Zogenix *	2,637	21

		166,836

Industrials — 7.2%
3M	31,000	5,124
AAON	4,368	131
AAR	3,712	119
ABM Industries	5,977	234
Acacia Research	5,293	31
ACCO Brands *	11,490	128
Actuant, Cl A	6,340	141
Acuity Brands	2,300	514
Advanced Drainage Systems	3,776	72

40	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Advisory Board *	4,493	$179
AECOM *	7,700	214
Aegion, Cl A *	3,711	69
Aerojet Rocketdyne Holdings *	6,448	113
Aerovironment *	2,173	52
AGCO	3,500	179
Air Lease, Cl A	4,900	148
Air Transport Services Group *	5,362	71
Aircastle	5,161	106
Alamo Group	1,002	65
Alaska Air Group	6,100	441
Albany International, Cl A	3,092	126
Alcoa	23,266	668
Allegiant Travel, Cl A	1,443	199
Allegion	4,900	313
Allied Motion Technologies	683	13
Allison Transmission Holdings	7,200	211
Altra Industrial Motion	2,871	85
AMERCO	300	97
Ameresco, Cl A *	2,406	12
American Airlines Group	27,900	1,133
American Railcar Industries	813	30
American Superconductor *	1,297	8
American Woodmark *	1,494	112
AMETEK	12,500	551
AO Smith	7,400	334
Apogee Enterprises	3,019	123
Applied Industrial Technologies	4,004	203
Aqua Metals *	1,166	10
ARC Document Solutions *	4,499	15
ArcBest	2,564	51
Argan	1,420	81
Armstrong Flooring *	2,440	39
Armstrong World Industries *	2,300	86
Astec Industries	2,093	116
Astronics *	2,176	81
Astronics, Cl B *	326	12
Atkore International Group *	1,310	25
Atlas Air Worldwide Holdings *	2,725	114
Avis Budget Group *	4,200	136
AZZ	2,814	150
Babcock & Wilcox Enterprises *	4,855	76
Barnes Group	5,389	215
Barrett Business Services	742	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BE Aerospace	5,200	$309
Beacon Roofing Supply *	6,600	277
Blue Bird *	635	9
BMC Stock Holdings *	5,973	99
Boeing	31,500	4,487
Brady, Cl A	4,901	162
Briggs & Stratton	4,622	86
Brink’s	4,832	191
Builders FirstSource *	9,082	88
BWX Technologies, Cl W	4,700	184
Caesarstone *	2,577	91
CAI International *	1,744	13
Carlisle	3,200	336
Casella Waste Systems, Cl A *	4,055	45
Caterpillar	29,500	2,462
CBIZ *	5,610	62
CEB	3,446	168
CECO Environmental	3,085	31
Celadon Group	2,886	19
CH Robinson Worldwide	7,700	525
Chart Industries *	3,394	94
Cintas	4,800	512
CIRCOR International	1,784	96
CLARCOR	5,218	325
Clean Harbors *	2,600	123
Cogint *	1,727	7
Colfax *	5,000	159
Columbus McKinnon	2,041	40
Comfort Systems	4,015	116
Continental Building Products *	3,989	82
Copart *	4,900	257
Covanta Holding	5,900	88
Covenant Transportation Group, Cl A *	1,257	20
CRA International	925	29
Crane	2,500	170
CSW Industrials *	1,498	46
CSX	50,200	1,532
Cubic	2,721	116
Cummins	8,300	1,061
Curtiss-Wright	4,786	429
Deere	16,600	1,466
Delta Air Lines	40,900	1,708
Deluxe	5,354	328
DigitalGlobe *	6,789	170

Adviser Managed Trust / Quarterly Report / October 31, 2016	41

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Donaldson	6,400	$234
Douglas Dynamics	2,349	75
Dover	8,300	555
Ducommun *	1,127	21
Dun & Bradstreet	1,800	225
DXP Enterprises *	1,377	30
Dycom Industries *	3,373	259
Dynamic Materials	1,508	16
Echo Global Logistics *	2,973	63
EMCOR Group	6,630	401
Emerson Electric	34,000	1,723
Encore Wire	2,288	78
Energous *	1,615	22
Energy Recovery *	3,611	44
EnerSys	4,775	311
Engility Holdings *	1,880	54
Ennis	2,657	39
EnPro Industries	2,332	126
Equifax	6,300	781
ESCO Technologies	2,753	123
Essendant	4,026	62
Esterline Technologies *	3,170	233
ExOne *	1,220	15
Expeditors International of Washington	9,900	510
Exponent	2,846	163
Fastenal	15,500	604
Federal Signal	6,787	83
FedEx	13,200	2,301
Flowserve	6,600	280
Fluor	7,100	369
Fortive	16,372	836
Fortune Brands Home & Security	8,400	459
Forward Air	3,160	131
Franklin Covey *	1,126	21
Franklin Electric	5,126	187
FreightCar America	1,322	17
FTI Consulting *	4,532	177
FuelCell Energy *	2,721	9
G&K Services, Cl A	2,136	202
GATX	4,464	195
Gencor Industries *	871	11
Generac Holdings *	7,221	275
General Cable	5,019	70
General Dynamics	12,900	1,945

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Electric	484,057	$14,086
Genesee & Wyoming, Cl A *	2,900	197
Gibraltar Industries *	3,412	133
Global Brass & Copper Holdings	2,243	64
GMS *	780	16
Gorman-Rupp	1,831	44
GP Strategies *	1,340	35
Graco	2,800	210
Graham	1,041	19
Granite Construction	4,237	208
Great Lakes Dredge & Dock *	6,228	22
Greenbrier	3,015	95
Griffon	3,139	52
H&E Equipment Services	3,352	47
Hardinge	1,277	12
Harsco	9,163	89
Hawaiian Holdings *	5,820	262
HC2 Holdings *	3,606	14
HD Supply Holdings *	10,200	337
Healthcare Services Group	7,721	285
Heartland Express	5,128	94
HEICO, Cl A	1,900	114
HEICO	1,000	68
Heidrick & Struggles International	1,920	36
Herc Holdings *	846	25
Heritage-Crystal Clean *	1,400	18
Herman Miller	6,420	178
Hertz Global Holdings *	3,640	121
Hexcel	4,700	214
Hill International *	3,575	14
Hillenbrand	6,382	194
HNI	4,853	197
Honeywell International	40,138	4,402
Hub Group, Cl A *	3,646	133
Hubbell, Cl B	2,800	293
Huntington Ingalls Industries	2,400	387
Hurco	692	18
Huron Consulting Group *	2,322	130
Hyster-Yale Materials Handling, Cl A	1,001	58
ICF International *	2,044	95
IDEX	4,200	363
IES Holdings *	864	13
Illinois Tool Works	15,700	1,783
InnerWorkings *	4,025	35

42	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insperity	1,714	$129
Insteel Industries	2,019	54
Interface, Cl A	6,985	111
ITT	4,600	162
Jacobs Engineering Group *	6,100	315
JB Hunt Transport Services	4,500	367
JetBlue Airways *	16,300	285
John Bean Technologies	3,124	249
Johnson Controls International	48,145	1,941
Joy Global	10,872	303
Kadant	1,211	63
Kaman	2,899	127
Kansas City Southern	5,500	483
KAR Auction Services	7,000	298
KBR	7,200	107
Kelly Services, Cl A	3,117	58
Kennametal	8,735	247
KEYW Holding *	3,744	39
Kforce	2,554	44
Kimball International, Cl B	3,845	48
Kirby *	2,700	159
KLX *	5,762	198
Knight Transportation	7,180	210
Knoll	5,144	111
Korn	6,193	126
Kratos Defense & Security Solutions *	4,938	28
L-3 Communications Holdings, Cl 3	3,900	534
Landstar System	2,100	149
Lawson Products *	701	13
Layne Christensen *	1,952	17
Lennox International	2,000	292
Lincoln Electric Holdings	3,100	204
Lindsay	1,202	94
Lockheed Martin	13,452	3,314
LSC Communications	1,312	32
LSI Industries	2,505	22
Lydall *	1,877	88
Macquarie Infrastructure	3,800	311
Manitowoc	14,343	58
Manitowoc Foodservice *	6,400	97
ManpowerGroup	3,600	276
Marten Transport	2,389	49
Masco	17,900	553
MasTec *	7,212	206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Matson	4,742	$189
Matthews International, Cl A	3,484	209
McGrath RentCorp	2,677	81
Mercury Systems *	4,314	120
Meritor *	8,973	92
Middleby *	2,900	325
Milacron Holdings *	1,541	22
Miller Industries	1,166	26
Mistras Group *	1,787	37
Mobile Mini	4,925	125
Moog, Cl A *	3,485	202
MRC Global *	10,037	148
MSA Safety	3,454	201
MSC Industrial Direct, Cl A	2,400	175
Mueller Industries	6,077	184
Mueller Water Products, Cl A	17,000	209
Multi-Color	1,512	98
MYR Group *	1,771	53
National Presto Industries	512	45
Navigant Consulting *	5,209	122
Navistar International *	5,257	117
NCI Building Systems *	2,830	41
Neff, Cl A *	1,074	10
Nielsen Holdings	19,100	860
NL Industries *	1,180	4
NN	2,739	48
Nordson	2,900	290
Norfolk Southern	15,500	1,441
Northrop Grumman	8,693	1,991
NOW *	11,825	255
NV5 Holdings *	797	23
Old Dominion Freight Line *	3,400	254
Omega Flex	327	12
On Assignment *	5,525	190
Orbital ATK	3,000	223
Orion Group Holdings *	2,964	24
Oshkosh	3,700	198
Owens Corning	5,800	283
PACCAR	18,100	994
PAM Transportation Services *	184	4
Parker-Hannifin	7,100	872
Park-Ohio Holdings	898	29
Patrick Industries *	1,579	91
PGT *	4,961	49

Adviser Managed Trust / Quarterly Report / October 31, 2016	43

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pitney Bowes	9,500	$169
Plug Power *	18,899	29
Ply Gem Holdings *	2,305	32
Powell Industries	910	32
Power Solutions International *	546	5
Preformed Line Products	283	12
Primoris Services	4,274	86
Proto Labs *	2,741	123
Quad	3,306	79
Quanex Building Products	3,635	59
Quanta Services *	7,300	210
Radiant Logistics *	4,219	11
Raven Industries	4,085	88
Raytheon	15,800	2,158
RBC Bearings *	2,476	177
Regal Beloit	2,300	136
Republic Services, Cl A	12,500	658
Resources Connection	4,060	60
Rexnord *	9,185	183
Roadrunner Transportation Systems *	3,232	25
Robert Half International	6,400	239
Rockwell Automation	6,900	826
Rockwell Collins	7,100	599
Rollins	4,900	151
Roper Technologies	5,300	919
RPX *	5,163	50
RR Donnelley & Sons	3,500	62
Rush Enterprises, Cl B *	713	18
Rush Enterprises, Cl A *	3,129	82
Ryder System	2,700	187
Saia *	2,871	102
Scorpio Bulkers *	6,960	27
Simpson Manufacturing	4,548	195
SiteOne Landscape Supply *	1,212	38
SkyWest	5,363	162
Snap-on	3,100	478
SolarCity *	3,300	65
Southwest Airlines	33,700	1,350
SP Plus *	1,801	45
Sparton *	1,015	24
Spirit AeroSystems Holdings, Cl A	6,700	337
Spirit Airlines *	3,600	173
SPX *	4,693	89
SPX FLOW *	3,841	96

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Standex International	1,375	$105
Stanley Black & Decker	7,900	899
Steelcase, Cl A	9,255	124
Stericycle *	4,200	336
Sun Hydraulics	2,470	73
Sunrun *	6,614	34
Supreme Industries, Cl A	1,411	17
Swift Transportation, Cl A *	8,084	181
TASER International *	5,567	125
Team *	3,185	98
Teledyne Technologies *	3,762	405
Tennant	1,890	119
Terex	5,400	129
Tetra Tech	6,199	238
Textainer Group Holdings	2,392	18
Textron	14,700	589
Thermon Group Holdings *	3,396	62
Timken	3,600	119
Titan International	4,651	47
Titan Machinery *	1,882	17
Toro	5,400	259
TPI Composites *	649	10
TransDigm Group	2,678	730
TransUnion *	2,990	93
TRC *	2,071	17
Trex *	3,275	176
TriMas *	5,078	91
TriNet Group *	4,689	88
Trinity Industries	7,600	162
Triton International	4,252	51
Triumph Group	5,418	128
TrueBlue *	4,646	81
Tutor Perini *	4,110	78
UniFirst	1,648	202
Union Pacific	44,500	3,924
United Continental Holdings *	16,400	922
United Parcel Service, Cl B	36,500	3,933
United Rentals *	4,500	340
United Technologies	40,900	4,180
Univar *	4,839	108
Universal Forest Products	2,124	183
Universal Truckload Services	934	12
US Ecology	2,361	100
USA Truck *	981	8

44	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
USG *	4,400	$111
Valmont Industries	1,100	141
Vectrus *	1,120	19
Verisk Analytics, Cl A *	8,200	669
Veritiv *	863	47
Viad	2,295	95
Vicor *	1,803	23
Virgin America *	2,095	114
VSE	904	26
Wabash National *	7,187	81
WABCO Holdings *	2,700	266
Wabtec	4,400	340
WageWorks *	3,911	231
Waste Management	23,500	1,543
Watsco	1,300	178
Watts Water Technologies, Cl A	3,114	187
Werner Enterprises	4,841	116
Wesco Aircraft Holdings *	6,351	82
WESCO International *	2,100	114
West	4,671	92
Willis Lease Finance *	471	13
Woodward	5,797	342
WW Grainger	2,900	604
XPO Logistics *	10,719	353
Xylem	9,100	440
YRC Worldwide *	3,418	30

		131,803

Information Technology — 14.4%
2U *	3,959	138
3D Systems *	11,846	164
58.com ADR *	3,600	151
8x8 *	9,470	135
A10 Networks *	4,629	35
Acacia Communications *	566	39
ACI Worldwide *	12,755	231
Activision Blizzard	29,500	1,274
Actua *	3,767	44
Acxiom *	8,453	199
Adobe Systems *	25,568	2,749
ADTRAN	5,346	97
Advanced Energy Industries *	4,340	207
Advanced Micro Devices *	82,497	596
Aerohive Networks *	2,621	14

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Agilysys *	1,661	$16
Akamai Technologies *	8,800	611
Alarm.com Holdings *	1,085	32
Alibaba Group Holding ADR *	50,800	5,166
ALJ Regional Holdings *	2,059	8
Alliance Data Systems	3,100	634
Alpha & Omega Semiconductor *	1,916	40
Alphabet, Cl A *	15,429	12,496
Alphabet, Cl C *	15,600	12,239
Ambarella *	3,487	214
Amber Road *	1,954	19
Amdocs	8,100	473
American Software, Cl A	2,714	28
Amkor Technology *	11,258	104
Amphenol, Cl A	15,900	1,048
Analog Devices	16,200	1,038
Angie’s List *	4,189	32
Anixter International *	3,164	208
ANSYS *	4,500	411
Apigee *	1,639	28
Appfolio, Cl A *	851	16
Apple	288,454	32,751
Applied Materials	57,200	1,663
Applied Micro Circuits *	7,885	58
Applied Optoelectronics *	1,795	35
Arista Networks *	2,000	169
ARRIS International *	9,500	264
Arrow Electronics *	4,600	281
Aspen Technology *	9,044	445
Atlassian, Cl A *	900	24
Autobytel *	951	16
Autodesk *	11,200	810
Automatic Data Processing	24,100	2,098
Avid Technology *	3,498	23
Avnet	6,500	273
AVX	4,941	69
Axcelis Technologies *	3,053	42
Badger Meter	3,036	98
Bankrate *	5,052	39
Barracuda Networks *	2,303	54
Bazaarvoice *	8,597	42
Bel Fuse, Cl B	1,012	24
Belden	4,594	298
Benchmark Electronics *	5,358	135

Adviser Managed Trust / Quarterly Report / October 31, 2016	45

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Benefitfocus *	1,337	$43
Black Box	1,629	19
Black Knight Financial Services, Cl A *	1,500	59
Blackbaud	5,170	317
Blackhawk Network Holdings, Cl A *	5,950	205
Blucora *	4,083	54
Booz Allen Hamilton Holding, Cl A	5,700	174
Bottomline Technologies *	4,512	102
Box, Cl A *	5,467	79
Brightcove *	3,154	35
Broadcom	19,707	3,356
Broadridge Financial Solutions	6,000	388
BroadSoft *	3,124	130
Brocade Communications Systems	23,600	250
Brooks Automation	7,657	100
CA	15,900	489
Cabot Microelectronics	2,551	141
CACI International, Cl A *	2,687	263
Cadence Design Systems *	16,400	420
CalAmp *	3,715	48
Calix *	4,334	27
Callidus Software *	6,840	125
Carbonite *	1,940	33
Cardtronics *	4,984	249
Care.com *	1,743	16
Cass Information Systems	1,164	63
Cavium *	7,056	398
CDK Global	7,900	431
CDW	8,200	368
CEVA *	2,092	63
ChannelAdvisor *	2,428	27
Ciena *	15,048	292
Cirrus Logic *	6,864	371
Cisco Systems	265,159	8,135
Citrix Systems *	8,300	704
Clearfield *	1,217	20
Cognex	4,100	212
Cognizant Technology Solutions, Cl A *	32,200	1,653
Coherent *	2,672	278
Cohu	2,773	31
CommerceHub *	2,010	30
CommScope Holding *	6,500	199
CommVault Systems *	4,151	222
Computer Sciences	7,000	381

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
comScore *	5,111	$147
Comtech Telecommunications	2,597	27
Control4 *	2,200	25
Convergys	9,814	287
CoreLogic *	4,500	192
Cornerstone OnDemand *	5,393	223
Corning	56,700	1,288
CoStar Group *	1,800	337
CPI Card Group	2,359	13
Cray *	4,340	90
Cree *	5,000	111
CSG Systems International	3,585	136
CSRA	8,300	208
CTS	3,326	61
Cvent *	3,268	102
Cypress Semiconductor	15,800	158
Daktronics	3,879	32
Datalink *	2,211	21
Dell Technologies - VMware Inc, Cl V *	11,268	553
DHI Group *	5,258	30
Diebold	7,549	165
Digi International *	2,728	25
Digimarc *	1,144	36
Diodes *	4,044	84
Dolby Laboratories, Cl A	2,600	124
DSP Group *	2,286	25
DST Systems	1,700	163
DTS	1,979	84
EarthLink Holdings	11,766	67
Eastman Kodak *	1,792	27
eBay *	56,600	1,614
Ebix	2,693	151
EchoStar, Cl A *	2,300	107
Electro Scientific Industries *	3,007	16
Electronic Arts *	15,500	1,217
Electronics For Imaging *	5,040	214
Ellie Mae *	3,607	382
EMCORE	2,813	18
Endurance International Group Holdings *	6,222	46
EnerNOC *	2,922	15
Entegris *	15,631	249
Envestnet *	4,547	161
EPAM Systems *	5,278	340
ePlus *	656	60

46	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Euronet Worldwide *	2,500	$199
EVERTEC	6,860	104
Everyday Health *	2,998	31
Exa *	1,504	21
Exar *	4,278	39
ExlService Holdings *	3,608	159
Extreme Networks *	10,800	45
F5 Networks *	3,400	470
Facebook, Cl A *	118,088	15,468
Fair Isaac	3,405	411
Fang Holdings ADR *	17,700	59
FARO Technologies *	1,894	64
Fidelity National Information Services	16,800	1,242
Finisar *	11,839	324
FireEye *	7,700	89
First Data, Cl A *	15,800	221
First Solar *	3,800	154
Fiserv *	11,646	1,147
Fitbit, Cl A *	7,209	96
Five9 *	3,444	49
FleetCor Technologies *	4,913	861
FLIR Systems	6,900	227
FormFactor *	7,845	70
Forrester Research	1,037	39
Fortinet *	7,300	234
Gartner *	4,400	379
Genpact *	7,600	175
Gigamon *	3,542	196
GigPeak *	5,164	12
Global Payments	8,300	602
Global Sources *	929	8
Globant *	2,775	121
Glu Mobile *	11,101	22
GoDaddy, Cl A *	2,500	89
Gogo *	6,344	64
GrubHub *	8,844	337
GTT Communications *	2,741	62
Guidance Software *	2,492	13
Guidewire Software *	3,700	213
Hackett Group	2,354	38
Harmonic *	8,090	41
Harris	6,600	589
Hewlett Packard Enterprise	91,400	2,054
Hortonworks *	4,199	32

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HP	91,100	$1,320
HubSpot *	3,215	169
IAC	3,600	232
II-VI *	6,433	179
Immersion *	3,071	25
Imperva *	3,049	113
Impinj *	603	15
inContact *	6,637	92
Infinera *	15,655	122
Infoblox *	6,097	162
Information Services Group *	3,397	13
Ingram Micro, Cl A	7,300	272
Inphi *	4,330	161
Insight Enterprises *	3,989	115
Instructure *	1,117	28
Integrated Device Technology *	14,865	308
Intel	249,005	8,683
Interactive Intelligence Group *	1,942	117
InterDigital	3,821	270
International Business Machines	46,330	7,120
Intersil, Cl A	14,797	327
Intralinks Holdings *	4,353	40
Intuit	12,800	1,392
InvenSense, Cl A *	9,189	70
IPG Photonics *	1,800	175
Itron *	3,669	198
Ixia *	7,294	87
IXYS	2,647	28
j2 Global	5,158	367
Jabil Circuit	9,500	203
Jack Henry & Associates	4,000	324
Jive Software *	6,117	24
Juniper Networks	20,400	537
Keysight Technologies *	8,700	285
Kimball Electronics *	2,938	41
KLA-Tencor	8,500	638
Knowles *	9,481	142
Kopin *	6,804	14
KVH Industries *	1,684	13
Lam Research	8,400	814
Lattice Semiconductor *	13,669	83
Leidos Holdings	7,001	291
Lexmark International, Cl A	3,100	123
Limelight Networks *	7,942	14

Adviser Managed Trust / Quarterly Report / October 31, 2016	47

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Linear Technology	12,800	$769
LinkedIn, Cl A *	6,200	1,176
Lionbridge Technologies *	6,157	30
Liquidity Services *	2,654	23
Littelfuse	2,440	340
LivePerson *	5,573	47
LogMeIn	2,784	264
Lumentum Holdings *	5,594	188
MACOM Technology Solutions Holdings *	2,588	95
Majesco *	770	4
Manhattan Associates *	3,600	182
ManTech International, Cl A	2,688	104
Marchex, Cl B	3,755	9
Marvell Technology Group	20,400	266
Mastercard, Cl A	50,700	5,426
Match Group *	1,200	22
Maxim Integrated Products	15,200	602
MAXIMUS	7,006	365
MaxLinear, Cl A *	6,039	113
Maxwell Technologies *	3,445	17
MeetMe *	4,457	22
Mentor Graphics	11,802	341
Mesa Laboratories	313	40
Methode Electronics	3,951	123
Microchip Technology	11,200	678
Micron Technology *	54,700	939
Microsemi *	12,503	527
Microsoft	398,593	23,884
MicroStrategy, Cl A *	1,051	205
MINDBODY, Cl A *	1,523	32
Mitek Systems *	3,186	22
MKS Instruments	5,875	296
MobileIron *	5,121	19
Mobileye *	5,081	189
Model N *	2,332	24
MoneyGram International *	3,142	22
Monolithic Power Systems	4,270	337
Monotype Imaging Holdings	4,479	86
Monster Worldwide *	9,489	32
Motorola Solutions	9,300	675
MTS Systems	1,838	87
Nanometrics *	2,458	51
National Instruments	5,200	146
NCI, Cl A	677	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NCR *	6,200	$217
NeoPhotonics *	3,238	45
NetApp	15,800	536
NETGEAR *	3,593	181
NetScout Systems *	10,047	276
NetSuite *	2,000	186
NeuStar, Cl A *	5,766	129
New Relic *	2,480	90
NIC	6,824	157
Nimble Storage *	6,537	50
Novanta *	3,286	57
Nuance Communications *	11,300	158
Numerex, Cl A *	1,525	11
NVE	502	28
NVIDIA	26,700	1,900
Oclaro *	12,654	92
ON Semiconductor *	20,900	244
Oracle	155,688	5,982
OSI Systems *	1,891	133
Palo Alto Networks *	4,700	723
Pandora Media *	11,100	126
Park City Group *	1,440	19
Park Electrochemical	2,032	31
Paychex	17,100	944
Paycom Software *	4,867	252
Paylocity Holding *	2,344	102
PayPal Holdings *	59,900	2,495
PC Connection	1,195	28
PDF Solutions *	2,820	56
Pegasystems	3,904	121
Perficient *	3,744	70
PFSweb *	1,620	12
Photronics *	6,931	67
Planet Payment *	4,605	16
Plantronics	3,642	188
Plexus *	3,695	169
Power Integrations	3,046	196
Progress Software	5,347	144
Proofpoint *	4,471	350
PROS Holdings *	2,620	57
PTC *	5,800	275
Pure Storage, Cl A *	7,212	89
Q2 Holdings *	2,841	80
QAD, Cl A	1,026	25

48	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qorvo *	6,900	$384
QUALCOMM	77,500	5,326
Qualys *	3,021	113
QuinStreet *	4,054	12
Quotient Technology *	7,135	76
Rackspace Hosting *	5,400	172
Radisys *	3,900	16
Rambus *	11,680	142
Rapid7 *	2,141	31
RealNetworks *	2,647	12
RealPage *	5,859	159
Red Hat *	9,700	751
Reis	927	18
RetailMeNot *	4,046	37
Rightside Group *	1,266	11
RingCentral, Cl A *	6,317	131
Rofin-Sinar Technologies *	3,011	98
Rogers *	1,948	106
Rosetta Stone *	2,078	15
Rubicon Project *	3,863	30
Rudolph Technologies *	3,113	56
Sabre	10,500	271
salesforce.com *	33,800	2,540
Sanmina *	7,881	218
Sapiens International	2,552	35
ScanSource *	2,731	96
Science Applications International	4,662	321
SecureWorks, Cl A *	679	8
Semtech *	7,174	174
ServiceNow *	8,500	747
ServiceSource International *	6,439	31
ShoreTel *	6,997	47
Shutterstock *	2,048	121
Sigma Designs *	3,795	28
Silicon Graphics International *	3,866	30
Silicon Laboratories *	4,562	273
Silver Springs Network *	3,939	55
Skyworks Solutions	10,100	777
Sonus Networks *	4,970	29
Splunk *	7,200	433
SPS Commerce *	1,789	112
Square, Cl A *	4,600	52
SS&C Technologies Holdings	8,500	271
Stamps.com *	1,791	175

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SunPower, Cl A *	3,700	$27
Super Micro Computer *	4,312	102
Sykes Enterprises *	4,181	112
Symantec	32,500	813
Synaptics *	3,979	207
Synchronoss Technologies *	4,443	163
SYNNEX	3,204	329
Synopsys *	7,700	457
Syntel	3,585	72
Systemax	1,298	10
Tableau Software, Cl A *	2,800	135
Take-Two Interactive Software *	9,104	404
Tangoe *	2,669	23
Tech Data *	3,858	297
TechTarget *	2,056	17
Telenav *	3,493	19
TeleTech Holdings	1,708	48
Teradata *	6,600	178
Teradyne	10,300	240
Tessera Technologies	5,406	201
Texas Instruments	53,000	3,755
TiVo *	12,655	251
Total System Services	8,400	419
Travelport Worldwide	12,694	179
Trimble *	12,700	351
TrueCar *	5,656	55
TTM Technologies *	8,224	108
TubeMogul *	2,320	17
Twilio, Cl A *	1,000	34
Twitter *	33,600	603
Tyler Technologies *	1,700	273
Ubiquiti Networks *	2,795	147
Ultimate Software Group *	1,400	295
Ultra Clean Holdings *	3,496	30
Ultratech *	2,245	48
Unisys *	5,248	55
Universal Display *	4,593	237
USA Technologies *	3,864	17
Vantiv, Cl A *	8,500	496
Varonis Systems *	1,127	32
VASCO Data Security International *	3,132	43
Veeco Instruments *	4,500	98
VeriFone Systems *	6,097	94
Verint Systems *	6,867	247

Adviser Managed Trust / Quarterly Report / October 31, 2016	49

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VeriSign *	4,800	$403
Versum Materials *	5,200	118
ViaSat *	4,868	344
Viavi Solutions *	25,602	182
VirnetX Holding *	5,261	16
Virtusa *	3,154	60
Visa, Cl A	100,440	8,287
Vishay Intertechnology	14,882	210
Vishay Precision Group *	1,325	21
VMware, Cl A *	4,100	322
Web.com Group *	4,859	78
WebMD Health, Cl A *	3,999	196
Western Digital	15,135	884
Western Union	26,600	534
WEX *	2,000	218
Workday, Cl A *	6,300	546
Workiva, Cl A *	2,306	38
Xactly *	2,400	31
Xcerra *	5,551	31
Xerox	54,800	535
Xilinx	13,600	692
XO Group *	2,644	49
Yahoo! *	45,900	1,907
Yelp, Cl A *	3,400	111
Zebra Technologies, Cl A *	2,600	171
Zendesk *	8,981	236
Zillow Group, Cl A *	2,600	86
Zillow Group, Cl C *	5,200	173
Zix *	5,773	23
Zynga, Cl A *	36,700	103

		262,509

Materials — 2.2%
A Schulman	3,271	94
AdvanSix *	1,605	26
AEP Industries	422	46
AgroFresh Solutions *	2,402	11
Air Products & Chemicals	10,400	1,388
AK Steel Holding *	25,505	133
Albemarle	5,700	476
Allegheny Technologies	11,836	161
American Vanguard	2,937	45
Ampco-Pittsburgh	947	10
AptarGroup	3,100	221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ashland Global Holdings	3,400	$380
Avery Dennison	4,500	314
Axalta Coating Systems *	8,300	209
Balchem	3,476	264
Ball	9,200	709
Bemis	4,800	234
Berry Plastics Group *	6,100	267
Boise Cascade *	4,216	81
Cabot	3,100	162
Calgon Carbon	5,349	85
Carpenter Technology	5,145	163
Celanese, Cl A	8,000	583
Century Aluminum *	5,218	38
CF Industries Holdings	11,800	283
Chase	736	50
Chemours	19,928	327
Chemtura *	6,943	228
Clearwater Paper *	1,834	97
Cliffs Natural Resources *	23,645	131
Codexis *	3,706	19
Coeur Mining *	17,340	194
Commercial Metals	12,324	194
Compass Minerals International	1,700	122
Crown Holdings *	6,800	369
Deltic Timber	1,097	62
Domtar	3,200	115
Dow Chemical	59,300	3,191
E.I. du Pont de Nemours	46,200	3,178
Eagle Materials	2,400	194
Eastman Chemical	7,500	539
Ecolab	13,800	1,576
Ferro *	8,987	116
Ferroglobe	6,943	64
Flotek Industries *	6,131	72
FMC	6,800	319
Freeport-McMoRan	71,200	796
FutureFuel	2,626	29
GCP Applied Technologies *	7,605	197
Gold Resource	5,430	31
Graphic Packaging Holding	16,100	201
Greif, Cl A	2,766	130
Greif, Cl B	600	35
Handy & Harman *	338	6
Hawkins	1,001	40

50	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Haynes International	1,295	$42
HB Fuller	5,545	233
Headwaters *	7,778	128
Hecla Mining	42,227	253
Huntsman	10,000	170
Ingevity *	4,664	193
Innophos Holdings	2,185	100
Innospec	2,554	154
International Flavors & Fragrances	4,300	562
International Paper	21,700	977
Kaiser Aluminum	1,963	142
KapStone Paper and Packaging	9,332	169
KMG Chemicals	953	26
Koppers Holdings *	2,160	71
Kraton *	3,285	84
Kronos Worldwide	2,454	19
Louisiana-Pacific *	15,816	290
LSB Industries *	2,173	12
Martin Marietta Materials	3,400	630
Materion	2,259	68
Minerals Technologies	3,830	257
Monsanto	23,100	2,328
Mosaic	19,200	452
Multi Packaging Solutions International *	2,227	30
Myers Industries	2,274	27
Neenah Paper	1,807	144
NewMarket	398	160
Newmont Mining	28,000	1,037
Nucor	16,900	826
Olin	17,923	393
Olympic Steel	967	22
OMNOVA Solutions *	4,451	34
Owens-Illinois *	8,200	158
Packaging Corp of America	5,100	421
PH Glatfelter	4,783	106
Platform Specialty Products *	8,300	61
PolyOne	9,204	269
PPG Industries	13,956	1,300
Praxair	15,100	1,768
Quaker Chemical	1,396	150
Rayonier Advanced Materials	4,915	64
Real Industry *	2,782	15
Reliance Steel & Aluminum	3,500	241
Royal Gold	3,300	227

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RPM International	6,600	$314
Ryerson Holding *	1,184	12
Schnitzer Steel Industries, Cl A	2,714	66
Schweitzer-Mauduit International	3,278	121
Scotts Miracle-Gro, Cl A	2,300	203
Sealed Air	10,700	488
Sensient Technologies	4,876	363
Sherwin-Williams	4,200	1,028
Silgan Holdings	2,100	107
Sonoco Products	5,000	251
Southern Copper	8,500	241
Steel Dynamics	11,900	327
Stepan	2,121	151
Stillwater Mining *	13,539	180
Summit Materials, Cl A *	8,447	158
SunCoke Energy	6,723	69
TerraVia Holdings *	8,538	20
TimkenSteel	4,110	42
Trecora Resources *	2,105	22
Tredegar	2,648	49
UFP Technologies *	692	18
United States Lime & Minerals	219	14
United States Steel	8,900	172
US Concrete *	1,633	81
Valhi	1,555	3
Valspar	4,000	398
Vedanta ADR	15,000	181
Vulcan Materials	7,000	792
Westlake Chemical	2,000	104
WestRock	13,500	624
Worthington Industries	4,831	227
WR Grace	3,600	241

		40,885

Real Estate — 3.1%
Acadia Realty Trust ††	8,813	297
Agree Realty ††	2,460	119
Alexander & Baldwin	5,083	212
Alexander’s ††	232	89
Alexandria Real Estate Equities ††	4,200	453
American Assets Trust ††	4,297	171
American Campus Communities ††	6,600	344
American Homes 4 Rent, Cl A ††	8,400	177
American Tower, Cl A ††	22,300	2,613

Adviser Managed Trust / Quarterly Report / October 31, 2016	51

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management, Cl A	7,900	$348
Apple Hospitality ††	8,300	150
Armada Hoffler Properties ††	3,849	52
Ashford Hospitality Prime ††	2,682	35
Ashford Hospitality Trust ††	8,136	47
AV Homes *	1,346	21
AvalonBay Communities ††	7,209	1,234
Bluerock Residential Growth, Cl A ††	1,982	25
Boston Properties ††	8,100	976
Brandywine Realty Trust ††	8,700	135
Brixmor Property Group ††	9,700	247
Camden Property Trust ††	4,300	350
Care Capital Properties ††	4,200	112
CareTrust	6,486	91
CatchMark Timber Trust, Cl A ††	4,037	43
CBL & Associates Properties ††	18,095	194
CBRE Group, Cl A *	15,200	392
Cedar Realty Trust ††	8,764	59
Chatham Lodging Trust ††	4,253	75
Chesapeake Lodging Trust ††	6,591	143
City Office ††	2,484	31
Colony Starwood Homes ††	6,968	202
Columbia Property Trust ††	6,300	133
Communications Sales & Leasing ††	6,200	176
Community Healthcare Trust ††	1,353	30
Consolidated-Tomoka Land	444	23
CorEnergy Infrastructure Trust ††	1,250	34
CoreSite Realty ††	3,700	273
Corporate Office Properties Trust ††	4,800	128
Corrections Corp of America ††	5,900	85
Cousins Properties ††	37,337	290
Crown Castle International ††	17,900	1,629
CubeSmart ††	9,000	235
CyrusOne ††	3,600	161
DCT Industrial Trust	4,600	215
DDR ††	15,600	239
DiamondRock Hospitality ††	21,530	197
Digital Realty Trust	7,800	729
Douglas Emmett ††	7,100	259
Duke Realty ††	18,900	494
DuPont Fabros Technology ††	8,075	330
Easterly Government Properties ††	3,454	66
EastGroup Properties ††	3,495	237
Education Realty Trust ††	8,096	345

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Empire State Realty Trust, Cl A ††	6,100	$119
EPR Properties ††	3,200	233
Equinix ††	3,700	1,322
Equity Commonwealth *††	6,200	187
Equity LifeStyle Properties ††	3,900	296
Equity One ††	4,600	131
Equity Residential ††	18,800	1,161
Essex Property Trust ††	3,500	749
Extra Space Storage ††	6,600	483
Farmland Partners ††	1,262	13
Federal Realty Investment Trust ††	3,800	552
FelCor Lodging Trust ††	15,172	97
First Industrial Realty Trust ††	12,719	336
First Potomac Realty Trust ††	6,593	59
Forest City Realty Trust, Cl A ††	11,600	250
Forestar Group *	3,562	39
Four Corners Property Trust ††	6,513	131
Franklin Street Properties ††	11,526	133
FRP Holdings *	680	22
Gaming and Leisure Properties ††	9,500	312
General Growth Properties ††	30,500	761
GEO Group ††	7,952	191
Getty Realty ††	2,782	63
Gladstone Commercial ††	2,332	42
Global Medical REIT ††	1,641	16
Global Net Lease ††	18,332	136
Government Properties Income Trust ††	7,745	148
Gramercy Property Trust ††	45,640	421
Griffin Industrial Realty	101	3
HCP ††	24,800	849
Healthcare Realty Trust ††	12,335	393
Healthcare Trust of America, Cl A ††	6,800	208
Hersha Hospitality Trust, Cl A ††	4,685	84
HFF, Cl A	3,879	103
Highwoods Properties ††	4,800	238
Hospitality Properties Trust ††	9,000	246
Host Hotels & Resorts ††	39,000	604
Howard Hughes *	1,800	198
Hudson Pacific Properties ††	10,251	345
Independence Realty Trust ††	4,222	35
InfraREIT ††	4,230	70
Investors Real Estate Trust ††	13,702	83
Iron Mountain ††	14,200	479
iStar Financial *††	7,512	84

52	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jones Lang LaSalle	2,300	$223
Kennedy-Wilson Holdings ††	9,144	188
Kilroy Realty ††	4,600	330
Kimco Realty ††	21,500	572
Kite Realty Group Trust ††	9,147	228
Lamar Advertising, Cl A ††	4,100	260
LaSalle Hotel Properties ††	11,707	278
Lexington Realty Trust	25,415	258
Liberty Property Trust ††	7,400	299
Life Storage	2,300	186
LTC Properties ††	4,042	203
Macerich ††	7,800	552
Mack-Cali Realty ††	9,865	253
Marcus & Millichap *	1,517	36
Medical Properties Trust ††	32,006	446
Mid-America Apartment Communities ††	3,800	352
Monmouth Real Estate Investment ††	7,026	96
Monogram Residential Trust ††	18,542	195
National Health Investors ††	4,086	310
National Retail Properties ††	7,200	328
National Storage Affiliates Trust ††	3,691	72
New Senior Investment Group ††	8,475	88
New York ††	18,303	172
NexPoint Residential Trust ††	1,879	35
NorthStar Realty Europe ††	6,769	67
NorthStar Realty Finance ††	9,100	132
Omega Healthcare Investors ††	9,300	296
One Liberty Properties ††	1,385	33
Outfront Media ††	7,000	151
Paramount Group ††	9,100	142
Parkway *††	4,544	82
Pebblebrook Hotel Trust ††	7,662	186
Pennsylvania ††	7,496	146
Physicians Realty Trust ††	14,824	293
Piedmont Office Realty Trust, Cl A ††	7,300	150
Post Properties ††	2,700	178
Potlatch ††	4,501	173
Preferred Apartment Communities, Cl A ††	2,373	31
Prologis ††	27,400	1,429
PS Business Parks ††	2,112	232
Public Storage ††	7,800	1,667
QTS Realty Trust, Cl A ††	5,171	238
Quality Care Properties *††	4,960	81
RAIT Financial Trust ††	9,643	29

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ramco-Gershenson Properties Trust ††	8,732	$151
Rayonier ††	6,200	166
RE/MAX Holdings, Cl A	2,020	88
Realogy Holdings	7,300	167
Realty Income ††	13,700	812
Regency Centers ††	5,600	404
Retail Opportunity Investments ††	11,692	235
Retail Properties of America, Cl A ††	12,000	187
Rexford Industrial Realty ††	7,042	148
RLJ Lodging Trust ††	13,380	264
RMR Group	734	25
Ryman Hospitality Properties ††	4,807	242
Sabra Health Care ††	6,940	162
Saul Centers ††	1,019	62
Select Income ††	7,043	174
Senior Housing Properties Trust ††	11,900	253
Seritage Growth Properties ††	2,667	122
Silver Bay Realty Trust ††	3,530	59
Simon Property Group ††	16,274	3,026
SL Green Realty ††	5,200	511
Spirit Realty Capital ††	24,300	289
St. Joe *	5,503	97
STAG Industrial ††	7,601	175
STORE Capital	7,600	207
Stratus Properties *	681	17
Summit Hotel Properties ††	9,343	121
Sun Communities	3,200	246
Sunstone Hotel Investors ††	23,840	299
Tanger Factory Outlet Centers ††	4,700	164
Taubman Centers ††	3,000	217
Tejon Ranch *	1,457	33
Terreno Realty ††	4,997	130
Tier ††	5,453	80
Trinity Place Holdings *	2,091	20
UDR ††	14,500	507
UMH Properties ††	2,562	31
Universal Health Realty Income Trust ††	1,414	83
Urban Edge Properties	9,916	256
Urstadt Biddle Properties, Cl A ††	3,310	71
Ventas ††	18,100	1,226
VEREIT ††	52,300	492
Vornado Realty Trust ††	9,100	844
Washington ††	8,121	239
Washington Prime Group ††	20,558	216

Adviser Managed Trust / Quarterly Report / October 31, 2016	53

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weingarten Realty Investors ††	5,900	$214
Welltower ††	19,000	1,302
Weyerhaeuser ††	39,000	1,167
Whitestone, Cl B ††	2,729	36
WP Carey ††	5,200	316
Xenia Hotels & Resorts	11,293	176

		56,395

Telecommunication Services – 1.5%
AT&T	325,031	11,958
ATN International	1,188	80
Boingo Wireless *	3,731	36
CenturyLink	28,500	758
Cincinnati Bell *	4,549	89
Cogent Communications Holdings	4,609	170
Consolidated Communications Holdings	5,306	127
FairPoint Communications *	2,224	35
Frontier Communications	59,100	238
General Communication, Cl A *	3,009	48
Globalstar *	38,815	36
Hawaiian Telcom Holdco *	785	16
IDT, Cl B	1,830	33
Inteliquent	3,733	63
Intelsat *	3,368	9
Iridium Communications *	9,220	75
Level 3 Communications *	15,500	870
Lumos Networks *	2,040	29
NII Holdings *	5,860	14
ORBCOMM *	6,863	61
pdvWireless *	1,057	25
SBA Communications, Cl A *	6,600	748
Shenandoah Telecommunications	5,160	136
Spok Holdings	2,137	39
Sprint *	38,300	236
Straight Path Communications *	1,008	24
Telephone & Data Systems	4,800	124
T-Mobile US *	15,300	761
United States Cellular *	400	14
Verizon Communications	215,091	10,346
Vonage Holdings *	20,663	142
Windstream Holdings	10,832	85

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zayo Group Holdings *	8,300	$267

		27,692

Utilities — 2.4%
AES	33,400	393
ALLETE	5,444	334
Alliant Energy	12,400	472
Ameren	13,100	654
American Electric Power	26,100	1,692
American States Water	4,055	162
American Water Works	9,500	703
Aqua America	9,000	276
Artesian Resources, Cl A	816	23
Atlantica Yield	6,352	114
Atmos Energy	5,100	379
Avangrid	2,800	110
Avista	6,990	289
Black Hills	5,659	350
California Water Service Group	5,330	165
Calpine *	18,100	215
CenterPoint Energy	23,500	536
Chesapeake Utilities	1,595	102
CMS Energy	15,000	632
Connecticut Water Service	1,234	64
Consolidated Edison	16,100	1,216
Consolidated Water	1,582	18
Delta Natural Gas	744	18
Dominion Resources	32,500	2,444
DTE Energy	9,500	912
Duke Energy	36,400	2,913
Dynegy, Cl A *	12,969	138
Edison International	16,800	1,235
El Paso Electric	4,431	205
Empire District Electric	4,895	168
Entergy	9,600	707
Eversource Energy	16,800	925
Exelon	47,100	1,605
FirstEnergy	22,800	782
Genie Energy, Cl B	1,470	8
Global Water Resources	935	7
Great Plains Energy	7,800	222
Hawaiian Electric Industries	5,400	159
IDACORP	5,461	428
MDU Resources Group	9,800	257

54	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGE Energy	3,751	$219
Middlesex Water	1,685	61
National Fuel Gas	3,700	194
New Jersey Resources	9,414	320
NextEra Energy	24,300	3,110
NiSource	16,300	379
Northwest Natural Gas	3,045	179
NorthWestern	5,340	307
NRG Energy	15,900	169
NRG Yield, Cl A	3,710	55
NRG Yield, Cl C	6,847	106
OGE Energy	10,100	314
ONE Gas	5,708	350
Ormat Technologies	4,173	201
Otter Tail	4,104	148
Pattern Energy Group, Cl A	7,110	159
PG&E	26,300	1,634
Pinnacle West Capital	6,100	464
PNM Resources	8,827	290
Portland General Electric	9,675	422
PPL	35,700	1,226
Public Service Enterprise Group	26,700	1,124
SCANA	7,100	521
Sempra Energy	13,100	1,403
SJW	1,734	88
South Jersey Industries	8,830	262
Southern	49,700	2,563
Southwest Gas	5,120	371
Spark Energy, Cl A	525	13
Spire	4,905	308
Talen Energy *	9,074	126
TerraForm Global, Cl A	9,596	36
TerraForm Power, Cl A	9,449	117
UGI	8,700	403
Unitil	1,475	60
Vectren	4,200	211
Vivint Solar *	2,653	8
WEC Energy Group	16,700	997
Westar Energy, Cl A	7,200	413
WGL Holdings	5,531	349
Xcel Energy	26,800	1,114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
York Water	1,341	$42

		42,868

		1,251,868

Total Common Stock (Cost $1,732,751) ($ Thousands)		1,781,119

EXCHANGE TRADED FUNDS — 0.9%

United States — 0.9%
iShares MSCI India Fund	447,464	12,994
iShares MSCI Taiwan Fund	231,000	3,641
SPDR S&P 500 Trust Fund	752	160

		16,795

Total Exchange Traded Funds (Cost $15,668) ($ Thousands)		16,795

PREFERRED STOCK — 0.6%

Brazil — 0.4%
Banco Bradesco	125,630	1,328
Braskem	8,000	71
Centrais Eletricas Brasileiras *	11,100	96
Cia Brasileira de Distribuicao	7,300	141
Cia Energetica de Minas Gerais	36,500	112
Cia Energetica de Sao Paulo	10,300	48
Cia Paranaense de Energia	5,300	61
Gerdau	47,100	164
Itau Unibanco Holding	143,000	1,738
Itausa - Investimentos Itau	178,510	531
Lojas Americanas	26,700	176
Petroleo Brasileiro *	179,800	1,005
Suzano Papel e Celulose, Cl A	21,300	76
Telefonica Brasil	20,500	298
Vale	88,300	577

		6,422

Chile — 0.0%
Embotelladora Andina	13,317	53

Adviser Managed Trust / Quarterly Report / October 31, 2016	55

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Sociedad Quimica y Minera de Chile, Cl B	4,440	$132

		185

Colombia — 0.0%
Bancolombia	19,672	187
Grupo Aval Acciones y Valores	185,117	77
Grupo de Inversiones Suramericana	4,812	61

		325

Germany — 0.1%
Bayerische Motoren Werke	1,579	120
FUCHS PETROLUB	2,014	90
Henkel & KGaA	5,376	689
Porsche Automobil Holding	4,436	239
Schaeffler	4,809	73
Volkswagen	5,585	766

		1,977

South Korea — 0.1%
Amorepacific	630	110
Hyundai Motor	2,908	251
LG Chemical	400	63
LG Household & Health Care	100	42
Samsung Electronics	798	918

		1,384

Total Preferred Stock (Cost $7,884) ($ Thousands)		10,293

	Number of
	Rights

RIGHTS — 0.0%

Italy — 0.0%
EXOR, Expires 11/11/2016*	3,210	–

Spain — 0.0%
Banco Santander *‡	428,605	24
Ferrovial*‡	14,027	6

		30

Sweden — 0.0%
Tele2 AB, Expires 11/20/2016*	9,320	3

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)

United States — 0.0%
Durata Therapeutics*‡	1,300	$–

Total Rights (Cost $—) ($ Thousands)		33

Total Investments — 98.9% (Cost $1,756,303) ($ Thousands)@		$1,808,240

A list of the open futures contracts held by the Fund at October 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
MSCI EAFE Index E-MINI	23	Dec-2016	$(44)
MSCI Emerging Markets E-MINI	148	Dec-2016	(51)
Russell 2000 Index E-MINI	48	Dec-2016	(196)
S&P 500 Index E-MINI	75	Dec-2016	(120)
S&P Mid Cap 400 Index E-MINI	6	Dec-2016	(21)

			$(432)

For the period ended October 31, 2016 , the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,828,540 ($ Thousands).

*	Non-income producing security.

†	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

††	Real Estate Investment Trust.

‡	Expiration date unavailable.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total such value of these securities as of October 31, 2016, was $2,309 ($ Thousands), and represented 0.13% of the net assets of the Fund.

56	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Equity Fund (Concluded)

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia, Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-voting depository receipt

PJSC — Private Joint Stock Company

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

The following is a list of inputs used as of October 31, 2016 in valuing the investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,781,119	$–	$–	$1,781,119
Exchange Traded Funds	16,795	–	–	16,795
Preferred Stock	10,110	183	–	10,293
Rights	33	–	–^	33

Total Investments in Securities	$1,808,057	$183	$–	$1,808,240

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(432)	$—	$—	$(432)

Total Other Financial Instruments	$(432)	$—	$—	$(432)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

^ Represents securities in which the fair value is $0 or has been rounded to $0.

@ At October 31, 2016, the tax basis cost of the Fund’s
investments was $1,756,303 ($ Thousands), and the unrealized appreciation and depreciation were $114,486 ($ Thousands) and
$(62,549) ($ Thousands), respectively.

For the period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended October 31, 2016 ($ Thousands):

Security Description	Value 8/1/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized (Depreciation)	Value	Dividend Income

SEI Investments	$ 293	$ —	$ —	$ —	(5)	$ 288	$ —

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Adviser Managed Trust / Quarterly Report / October 31, 2016	57

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.2%

Consumer Discretionary — 3.9%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (A)	$350	$366
4.625%, 01/15/2022 (A)	256	264
21st Century Fox America
6.650%, 11/15/2037	100	130
6.150%, 02/15/2041	250	310
4.500%, 02/15/2021	100	110
3.000%, 09/15/2022	300	310
24 Hour Holdings III
8.000%, 06/01/2022 (A)	125	104
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	197
Advance Auto Parts
4.500%, 12/01/2023	100	107
Amazon.com
4.950%, 12/05/2044	100	117
4.800%, 12/05/2034	100	114
2.500%, 11/29/2022	200	204
AMC Entertainment
5.750%, 06/15/2025	88	88
AMC Entertainment Holdings
5.875%, 11/15/2026 (A)	155	156
AMC Networks
5.000%, 04/01/2024	150	152
4.750%, 12/15/2022	100	102
American Axle & Manufacturing
6.625%, 10/15/2022	100	105
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	100	103
American Honda Finance MTN
2.250%, 08/15/2019	200	204
1.700%, 02/22/2019	25	25
1.700%, 09/09/2021	150	148
1.600%, 07/13/2018	100	101
American Tire Distributors
10.250%, 03/01/2022 (A)	100	92
APX Group
8.750%, 12/01/2020	200	193
7.875%, 12/01/2022	58	61
6.375%, 12/01/2019	150	155
Aramark Services
5.125%, 01/15/2024 (A)	183	192
Asbury Automotive Group
6.000%, 12/15/2024	100	103
Ashtead Capital
5.625%, 10/01/2024 (A)	200	210
AutoNation
4.500%, 10/01/2025	100	105
AutoZone
3.700%, 04/15/2022	80	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Beazer Homes USA
8.750%, 03/15/2022 (A)	$105	$112
Bed Bath & Beyond
5.165%, 08/01/2044	100	95
Block Financial
4.125%, 10/01/2020	100	104
BorgWarner
4.375%, 03/15/2045	50	51
3.375%, 03/15/2025	100	101
Boyd Gaming
6.875%, 05/15/2023	137	147
6.375%, 04/01/2026 (A)	100	107
Brookfield Residential Properties
6.500%, 12/15/2020 (A)	100	103
6.125%, 07/01/2022 (A)	100	101
Caesars Entertainment Resort Properties
11.000%, 10/01/2021	200	215
8.000%, 10/01/2020	150	156
Caesars Growth Properties Holdings
9.375%, 05/01/2022	100	106
CBS
5.500%, 05/15/2033	175	191
4.000%, 01/15/2026	235	250
3.500%, 01/15/2025	100	103
CCO Holdings
5.875%, 04/01/2024 (A)	317	335
5.750%, 02/15/2026 (A)	600	625
Cengage Learning
9.500%, 06/15/2024 (A)	111	105
Charter Communications Operating
6.834%, 10/23/2055 (A)	35	42
6.484%, 10/23/2045 (A)	165	193
6.384%, 10/23/2035 (A)	50	58
4.908%, 07/23/2025 (A)	150	162
4.464%, 07/23/2022 (A)	250	266
3.579%, 07/23/2020 (A)	55	57
Chinos Intermediate Holdings PIK
7.750%, 05/01/2019 (A)	52	21
Cinemark
4.875%, 06/01/2023	150	150
Claire's Stores
9.000%, 03/15/2019 (A)	200	100
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	300	290
6.500%, 11/15/2022	400	408
Comcast
5.700%, 05/15/2018	250	267
4.750%, 03/01/2044	200	226
4.600%, 08/15/2045	100	111
4.400%, 08/15/2035	200	220
4.250%, 01/15/2033	100	107
4.200%, 08/15/2034	400	429

Adviser Managed Trust / Quarterly Report / October 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 07/15/2046	$100	$92
3.375%, 02/15/2025	150	158
3.375%, 08/15/2025	65	68
2.750%, 03/01/2023	100	103
Council of Europe Development Bank
1.750%, 11/14/2019	50	50
1.625%, 03/10/2020	100	101
1.000%, 03/07/2018	125	125
CSC Holdings
10.875%, 10/15/2025 (A)	300	345
10.125%, 01/15/2023 (A)	300	338
5.500%, 04/15/2027 (A)	285	289
CST Brands
5.000%, 05/01/2023	100	105
Daimler Finance North America
8.500%, 01/18/2031	50	80
Delphi Automotive PLC
3.150%, 11/19/2020	200	206
Diamond Resorts International
10.750%, 09/01/2024 (A)	75	70
7.750%, 09/01/2023 (A)	45	44
Discovery Communications
6.350%, 06/01/2040	100	109
5.050%, 06/01/2020	125	137
DISH DBS
7.750%, 07/01/2026	326	358
5.875%, 07/15/2022	300	310
5.875%, 11/15/2024	360	362
Dollar General
3.250%, 04/15/2023	100	102
Dollar Tree
5.750%, 03/01/2023	400	426
5.250%, 03/01/2020	105	109
DR Horton
4.000%, 02/15/2020	55	58
3.750%, 03/01/2019	45	46
ESH Hospitality
5.250%, 05/01/2025 (A)	200	198
Expedia
4.500%, 08/15/2024	50	52
Fiat Chrysler Automobiles
5.250%, 04/15/2023	200	204
4.500%, 04/15/2020	100	102
First Quality Finance
4.625%, 05/15/2021 (A)	100	100
Ford Motor
7.450%, 07/16/2031	200	263
4.750%, 01/15/2043	125	125
Ford Motor Credit
5.875%, 08/02/2021	250	284
5.000%, 05/15/2018	225	235
4.389%, 01/08/2026	200	211

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.219%, 01/09/2022	$200	$204
2.943%, 01/08/2019	400	408
General Motors
6.600%, 04/01/2036	100	118
6.250%, 10/02/2043	250	286
5.000%, 04/01/2035	50	51
3.500%, 10/02/2018	150	154
General Motors Financial
4.000%, 01/15/2025	100	100
4.000%, 10/06/2026	50	50
3.700%, 05/09/2023	35	35
3.450%, 04/10/2022	150	152
3.200%, 07/13/2020	100	102
3.200%, 07/06/2021	150	151
3.100%, 01/15/2019	150	153
2.400%, 04/10/2018	125	126
2.400%, 05/09/2019	30	30
2.350%, 10/04/2019	50	50
George Washington University
4.868%, 09/15/2045	50	57
Goodyear Tire & Rubber
5.125%, 11/15/2023	250	258
5.000%, 05/31/2026	185	187
Gray Television
5.875%, 07/15/2026 (A)	125	124
5.125%, 10/15/2024 (A)	100	97
Group 1 Automotive
5.000%, 06/01/2022	100	100
Guitar Center
6.500%, 04/15/2019 (A)	100	90
Hanesbrands
4.875%, 05/15/2026 (A)	150	153
4.625%, 05/15/2024 (A)	176	179
Hilton Domestic Operating
4.250%, 09/01/2024 (A)	170	170
Hilton Worldwide Finance
5.625%, 10/15/2021	200	206
Home Depot
5.875%, 12/16/2036	200	265
4.400%, 04/01/2021	100	111
4.400%, 03/15/2045	150	168
3.500%, 09/15/2056	200	186
3.000%, 04/01/2026	100	104
2.625%, 06/01/2022	150	155
2.000%, 06/15/2019	100	102
2.000%, 04/01/2021	50	50
iHeartCommunications
9.000%, 12/15/2019	100	76
9.000%, 09/15/2022	500	355
International Game Technology
6.250%, 02/15/2022 (A)	300	318
5.625%, 02/15/2020 (A)	200	212

2	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Isle of Capri Casinos
5.875%, 03/15/2021	$100	$104
Jaguar Holding II
6.375%, 08/01/2023 (A)	152	153
Jaguar Land Rover Automotive
5.625%, 02/01/2023 (A)	150	155
4.250%, 11/15/2019 (A)	150	155
Japan Finance Organization for Municipalities
4.000%, 01/13/2021	100	108
JC Penney
5.875%, 07/01/2023 (A)	100	103
K Hovnanian Enterprises
7.250%, 10/15/2020 (A)	100	90
KFC Holding
5.250%, 06/01/2026 (A)	192	200
5.000%, 06/01/2024 (A)	162	169
Kohl’s
4.750%, 12/15/2023	100	108
L Brands
6.875%, 11/01/2035	150	159
6.750%, 07/01/2036	120	128
5.625%, 02/15/2022	150	164
Landry’s
6.750%, 10/15/2024 (A)	100	102
Laureate Education
9.250%, 09/01/2019 (A)	300	277
Lear
5.250%, 01/15/2025	70	75
Lennar
4.750%, 11/15/2022	100	104
4.500%, 06/15/2019	100	105
Levi Strauss
6.875%, 05/01/2022	100	105
LG FinanceCo
5.875%, 11/01/2024 (A)	105	106
Live Nation Entertainment
4.875%, 11/01/2024 (A)	115	115
LKQ
4.750%, 05/15/2023	100	103
Lowe’s
6.650%, 09/15/2037	100	140
4.625%, 04/15/2020	100	109
4.250%, 09/15/2044	50	53
3.700%, 04/15/2046	150	148
3.375%, 09/15/2025	100	107
3.125%, 09/15/2024	100	105
Macy’s Retail Holdings
4.500%, 12/15/2034	100	92
3.450%, 01/15/2021	50	52
2.875%, 02/15/2023	125	120
Magna International
3.625%, 06/15/2024	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marriott International
3.125%, 10/15/2021	$100	$104
3.125%, 06/15/2026	50	50
2.300%, 01/15/2022	50	50
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	132
Mattel
2.350%, 05/06/2019	100	101
McClatchy
9.000%, 12/15/2022	100	104
McDonald’s MTN
6.300%, 10/15/2037	150	193
5.350%, 03/01/2018	200	211
4.875%, 12/09/2045	125	140
4.700%, 12/09/2035	175	192
3.700%, 01/30/2026	30	32
2.750%, 12/09/2020	120	124
2.100%, 12/07/2018	20	20
MDC Partners
6.500%, 05/01/2024 (A)	150	128
Men’s Wearhouse
7.000%, 07/01/2022	150	138
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024 (A)	108	115
4.500%, 09/01/2026 (A)	185	182
MGM Resorts International
7.750%, 03/15/2022	200	231
6.625%, 12/15/2021	200	223
6.000%, 03/15/2023	200	217
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (A)	155	157
Monitronics International
9.125%, 04/01/2020	100	95
MPG Holdco I
7.375%, 10/15/2022	100	102
NBCUniversal Media
5.950%, 04/01/2041	100	130
5.150%, 04/30/2020	350	390
NCL
5.250%, 11/15/2019 (A)	100	102
4.625%, 11/15/2020 (A)	85	86
Neiman Marcus Group
8.000%, 10/15/2021 (A)	300	247
Netflix
5.875%, 02/15/2025	138	153
5.500%, 02/15/2022	125	135
5.375%, 02/01/2021	100	109
4.375%, 11/15/2026 (A)	120	118
Newell Brands
5.500%, 04/01/2046	250	294
5.375%, 04/01/2036	30	35
4.200%, 04/01/2026	50	54

Adviser Managed Trust / Quarterly Report / October 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 04/01/2023	$60	$64
3.150%, 04/01/2021	50	52
2.600%, 03/29/2019	45	46
Newell Rubbermaid
4.000%, 12/01/2024	100	105
Nexstar Broadcasting
6.875%, 11/15/2020	100	104
Nexstar Escrow
5.625%, 08/01/2024 (A)	82	81
NIKE
3.875%, 11/01/2045	100	104
Nordstrom
5.000%, 01/15/2044	100	102
Omnicom Group
3.625%, 05/01/2022	100	106
3.600%, 04/15/2026	100	104
O’Reilly Automotive
3.550%, 03/15/2026	50	52
Penske Automotive Group
5.750%, 10/01/2022	50	52
5.500%, 05/15/2026	105	104
Pinnacle Entertainment
5.625%, 05/01/2024 (A)	60	60
Priceline Group
3.600%, 06/01/2026	50	52
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	488	519
PulteGroup
5.500%, 03/01/2026	100	104
5.000%, 01/15/2027	207	205
4.250%, 03/01/2021	0	–
PVH
4.500%, 12/15/2022	100	103
Quebecor Media
5.750%, 01/15/2023	150	157
QVC
4.450%, 02/15/2025	100	99
Regal Entertainment Group
5.750%, 03/15/2022	150	155
Royal Caribbean Cruises
5.250%, 11/15/2022	100	109
RSI Home Products
6.500%, 03/15/2023 (A)	67	71
Sally Holdings
5.750%, 06/01/2022	100	104
5.625%, 12/01/2025	150	160
Scientific Games International
10.000%, 12/01/2022	300	278
7.000%, 01/01/2022 (A)	225	239
Scripps Networks Interactive
2.750%, 11/15/2019	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Serta Simmons Bedding
8.125%, 10/01/2020 (A)	$100	$104
Service International
5.375%, 05/15/2024	100	105
Sinclair Television Group
6.125%, 10/01/2022	100	106
5.375%, 04/01/2021	150	155
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	212
5.375%, 04/15/2025 (A)	175	179
5.375%, 07/15/2026 (A)	157	159
Six Flags Entertainment
5.250%, 01/15/2021 (A)	100	103
Staples
2.750%, 01/12/2018	150	151
Starbucks
2.700%, 06/15/2022	200	208
Starwood Hotels & Resorts Worldwide
3.750%, 03/15/2025	100	103
Starz
5.000%, 09/15/2019	150	152
Station Casinos
7.500%, 03/01/2021	25	26
Summit Materials
6.125%, 07/15/2023	200	205
Target
6.000%, 01/15/2018	100	106
3.500%, 07/01/2024	150	162
2.300%, 06/26/2019	300	307
Taylor Morrison Communities
5.250%, 04/15/2021 (A)	92	94
TEGNA
5.125%, 07/15/2020	250	260
Tempur Sealy International
5.500%, 06/15/2026	64	66
Tenneco
5.000%, 07/15/2026	105	106
Time
5.750%, 04/15/2022 (A)	100	96
Time Warner
6.200%, 03/15/2040	275	335
3.600%, 07/15/2025	200	208
3.550%, 06/01/2024	200	207
2.950%, 07/15/2026	85	84
2.100%, 06/01/2019	350	353
Time Warner Cable
8.750%, 02/14/2019	100	115
8.250%, 04/01/2019	200	229
6.550%, 05/01/2037	100	117
5.875%, 11/15/2040	200	219
5.000%, 02/01/2020	250	270
4.500%, 09/15/2042	100	94

4	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TJX
2.250%, 09/15/2026	$150	$144
Tops Holding
8.000%, 06/15/2022 (A)	83	73
Toyota Motor Credit MTN
3.300%, 01/12/2022	200	213
2.800%, 07/13/2022	50	52
2.250%, 10/18/2023	50	50
2.150%, 03/12/2020	200	203
1.900%, 04/08/2021	50	50
1.700%, 02/19/2019	50	50
1.550%, 07/13/2018	175	176
1.550%, 10/18/2019	50	50
1.200%, 04/06/2018	50	50
Tribune Media
5.875%, 07/15/2022	200	200
TRU Taj
12.000%, 08/15/2021 (A)	100	102
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	200	203
University of Southern California
3.028%, 10/01/2039	250	246
Univision Communications
6.750%, 09/15/2022 (A)	150	158
5.125%, 05/15/2023 (A)	100	101
5.125%, 02/15/2025 (A)	347	348
Viacom
5.850%, 09/01/2043	100	112
4.850%, 12/15/2034	200	203
4.250%, 09/01/2023	125	133
2.200%, 04/01/2019	150	151
Viking Cruises
8.500%, 10/15/2022 (A)	100	101
Walt Disney
4.125%, 06/01/2044	125	136
3.000%, 02/13/2026	100	103
2.350%, 12/01/2022	50	51
2.300%, 02/12/2021	100	102
1.100%, 12/01/2017	200	200
Whirlpool
3.700%, 05/01/2025	200	208
WPP Finance
3.750%, 09/19/2024	100	105
Wyndham Worldwide
4.250%, 03/01/2022	100	106
Wynn Las Vegas
5.500%, 03/01/2025 (A)	400	401
5.375%, 03/15/2022	100	103
ZF North America Capital
4.750%, 04/29/2025 (A)	250	264
4.500%, 04/29/2022 (A)	300	318

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 04/29/2020 (A)	$50	$52

		45,804

Consumer Staples — 2.0%
Albertsons
6.625%, 06/15/2024 (A)	212	220
5.750%, 03/15/2025 (A)	165	163
Alliance One International
9.875%, 07/15/2021	150	125
Altria Group
9.700%, 11/10/2018	106	123
9.250%, 08/06/2019	100	120
5.375%, 01/31/2044	200	244
4.000%, 01/31/2024	100	110
2.850%, 08/09/2022	100	103
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	400	457
4.700%, 02/01/2036	400	443
4.625%, 02/01/2044	100	111
3.700%, 02/01/2024	300	321
3.650%, 02/01/2026	400	421
3.300%, 02/01/2023	300	313
2.650%, 02/01/2021	300	307
2.150%, 02/01/2019	62	63
1.900%, 02/01/2019	500	504
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	158
5.375%, 01/15/2020	200	222
3.750%, 07/15/2042	100	98
Archer-Daniels-Midland
4.479%, 03/01/2021	50	56
4.016%, 04/16/2043	100	104
Avon International Operations
7.875%, 08/15/2022 (A)	70	75
Avon Products
7.000%, 03/15/2023	100	95
B&G Foods
4.625%, 06/01/2021	100	103
Brown-Forman
4.500%, 07/15/2045	35	39
Bunge Finance
3.500%, 11/24/2020	50	52
Campbell Soup
4.500%, 02/15/2019	100	107
Coca-Cola
2.875%, 10/27/2025	200	207
2.450%, 11/01/2020	200	207
2.250%, 09/01/2026	50	49
1.650%, 11/01/2018	300	303
1.550%, 09/01/2021	50	49
Coca-Cola Femsa
2.375%, 11/26/2018	150	153

Adviser Managed Trust / Quarterly Report / October 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Colgate-Palmolive MTN
4.000%, 08/15/2045	$50	$55
3.250%, 03/15/2024	50	54
2.300%, 05/03/2022	100	102
1.750%, 03/15/2019	50	51
ConAgra Foods
3.200%, 01/25/2023	118	121
Constellation Brands
4.250%, 05/01/2023	250	264
3.750%, 05/01/2021	100	106
Costco Wholesale
1.700%, 12/15/2019	100	101
1.125%, 12/15/2017	100	100
Cott Beverages
6.750%, 01/01/2020	80	83
5.375%, 07/01/2022	100	102
CVS Health
5.300%, 12/05/2043	50	59
5.125%, 07/20/2045	255	297
4.875%, 07/20/2035	100	113
4.000%, 12/05/2023	100	108
3.875%, 07/20/2025	200	213
2.875%, 06/01/2026	100	99
2.800%, 07/20/2020	200	206
2.750%, 12/01/2022	100	102
2.250%, 12/05/2018	125	127
2.125%, 06/01/2021	50	50
1.900%, 07/20/2018	100	101
Dean Foods
6.500%, 03/15/2023 (A)	47	50
Diageo Capital
2.625%, 04/29/2023	100	102
Diageo Investment
2.875%, 05/11/2022	150	156
Dr Pepper Snapple Group
2.550%, 09/15/2026	100	97
2.000%, 01/15/2020	100	101
Edgewell Personal Care
4.700%, 05/24/2022	100	105
Energizer Holdings
5.500%, 06/15/2025 (A)	113	114
Estee Lauder
4.375%, 06/15/2045	50	55
Fresh Market
9.750%, 05/01/2023 (A)	100	85
General Mills
3.150%, 12/15/2021	200	211
Hershey
3.200%, 08/21/2025	100	105
HRG Group
7.875%, 07/15/2019	100	105
7.750%, 01/15/2022	200	208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ingles Markets
5.750%, 06/15/2023	$100	$103
Ingredion
3.200%, 10/01/2026	100	102
JBS USA LUX
5.875%, 07/15/2024 (A)	250	251
5.750%, 06/15/2025 (A)	100	98
JM Smucker
4.375%, 03/15/2045	100	107
4.250%, 03/15/2035	20	21
3.500%, 03/15/2025	100	105
Kellogg
4.000%, 12/15/2020	200	216
Kimberly-Clark
6.625%, 08/01/2037	100	145
3.050%, 08/15/2025	50	52
2.750%, 02/15/2026	50	51
2.150%, 08/15/2020	50	51
1.400%, 02/15/2019	35	36
Kraft Foods Group
6.125%, 08/23/2018	200	216
5.000%, 06/04/2042	100	111
3.500%, 06/06/2022	100	105
Kraft Heinz Foods
6.875%, 01/26/2039	100	134
6.500%, 02/09/2040	100	130
5.200%, 07/15/2045	100	112
4.375%, 06/01/2046	60	61
3.950%, 07/15/2025	100	107
3.000%, 06/01/2026	55	54
2.800%, 07/02/2020	200	206
Kroger
4.000%, 02/01/2024	200	215
3.875%, 10/15/2046	100	96
2.000%, 01/15/2019	200	202
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	125	128
McCormick
3.250%, 11/15/2025	35	37
Mead Johnson Nutrition
4.125%, 11/15/2025	30	32
3.000%, 11/15/2020	230	238
Molson Coors Brewing
5.000%, 05/01/2042	93	105
4.200%, 07/15/2046	40	40
3.000%, 07/15/2026	200	198
1.450%, 07/15/2019	25	25
Mondelez International
4.000%, 02/01/2024	260	288
NBTY
7.625%, 05/15/2021 (A)	193	189

6	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PepsiCo
5.500%, 01/15/2040	$100	$126
5.000%, 06/01/2018	150	159
4.600%, 07/17/2045	145	165
4.500%, 01/15/2020	200	219
4.250%, 10/22/2044	100	109
3.600%, 03/01/2024	200	216
3.500%, 07/17/2025	100	108
2.750%, 03/05/2022	150	156
Philip Morris International
6.375%, 05/16/2038	200	269
5.650%, 05/16/2018	200	213
4.500%, 03/26/2020	100	109
4.250%, 11/10/2044	50	52
4.125%, 03/04/2043	50	51
2.750%, 02/25/2026	50	51
2.125%, 05/10/2023	25	25
1.875%, 02/25/2021	50	50
1.375%, 02/25/2019	30	30
Pilgrim’s Pride
5.750%, 03/15/2025 (A)	133	136
Post Holdings
7.750%, 03/15/2024 (A)	160	177
5.000%, 08/15/2026 (A)	323	314
Procter & Gamble
5.550%, 03/05/2037	100	136
4.700%, 02/15/2019	200	215
3.100%, 08/15/2023	100	107
2.450%, 11/03/2026	50	50
1.700%, 11/03/2021	50	50
Revlon Consumer Products
5.750%, 02/15/2021	100	101
Reynolds American
6.875%, 05/01/2020	100	116
5.850%, 08/15/2045	100	124
5.700%, 08/15/2035	100	121
4.450%, 06/12/2025	100	110
3.250%, 06/12/2020	254	265
Rite Aid
6.750%, 06/15/2021	300	315
6.125%, 04/01/2023 (A)	165	174
Smithfield Foods
6.625%, 08/15/2022	200	211
Spectrum Brands
5.750%, 07/15/2025	149	161
Sysco
4.850%, 10/01/2045	15	16
3.750%, 10/01/2025	25	26
3.300%, 07/15/2026	100	102
2.600%, 10/01/2020	150	154
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	129

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tyson Foods
4.500%, 06/15/2022	$100	$110
3.950%, 08/15/2024	50	53
Unilever Capital
5.900%, 11/15/2032	100	136
4.250%, 02/10/2021	100	110
1.375%, 07/28/2021	100	99
US Foods
5.875%, 06/15/2024 (A)	115	120
Vector Group
7.750%, 02/15/2021	147	154
Walgreen
5.250%, 01/15/2019	24	26
Walgreens Boots Alliance
4.800%, 11/18/2044	100	107
4.650%, 06/01/2046	20	21
3.800%, 11/18/2024	100	105
3.450%, 06/01/2026	30	31
3.300%, 11/18/2021	100	105
3.100%, 06/01/2023	30	30
2.600%, 06/01/2021	65	66
1.750%, 11/17/2017	150	151
1.750%, 05/30/2018	35	35
Wal-Mart Stores
6.500%, 08/15/2037	250	357
5.250%, 09/01/2035	200	256
4.300%, 04/22/2044	225	252
3.300%, 04/22/2024	200	214
3.250%, 10/25/2020	100	106
2.550%, 04/11/2023	150	154
1.125%, 04/11/2018	300	300
WhiteWave Foods
5.375%, 10/01/2022	100	112

		23,328

Energy — 3.5%
Anadarko Petroleum
6.600%, 03/15/2046	150	186
6.450%, 09/15/2036	125	148
4.850%, 03/15/2021	250	271
Antero Midstream Partners
5.375%, 09/15/2024 (A)	150	151
Antero Resources
5.625%, 06/01/2023	44	45
5.375%, 11/01/2021	200	203
5.125%, 12/01/2022	200	201
Apache
5.100%, 09/01/2040	200	211
4.750%, 04/15/2043	100	104
3.250%, 04/15/2022	100	103
Baker Hughes
5.125%, 09/15/2040	100	116

Adviser Managed Trust / Quarterly Report / October 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Blue Racer Midstream
6.125%, 11/15/2022 (A)	$128	$125
Boardwalk Pipelines
5.950%, 06/01/2026	100	111
BP Capital Markets
3.994%, 09/26/2023	38	41
3.535%, 11/04/2024	100	105
3.506%, 03/17/2025	200	210
3.245%, 05/06/2022	100	105
3.119%, 05/04/2026	100	101
2.315%, 02/13/2020	200	203
2.237%, 05/10/2019	200	203
2.112%, 09/16/2021	150	150
1.676%, 05/03/2019	47	47
Buckeye Partners
2.650%, 11/15/2018	150	152
California Resources
8.000%, 12/15/2022 (A)	298	201
Calumet Specialty Products Partners
6.500%, 04/15/2021	100	80
Canadian Natural Resources
6.250%, 03/15/2038	150	171
3.900%, 02/01/2025	100	102
Carrizo Oil & Gas
7.500%, 09/15/2020	100	104
6.250%, 04/15/2023	115	118
Cenovus Energy
3.000%, 08/15/2022	200	194
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024 (A)	250	265
Chesapeake Energy
8.000%, 12/15/2022 (A)	382	387
Chevron
4.950%, 03/03/2019	225	243
3.326%, 11/17/2025	50	53
3.191%, 06/24/2023	100	106
2.954%, 05/16/2026	100	102
2.566%, 05/16/2023	100	101
2.419%, 11/17/2020	50	51
2.355%, 12/05/2022	100	101
2.193%, 11/15/2019	125	127
2.100%, 05/16/2021	100	101
1.790%, 11/16/2018	50	50
1.561%, 05/16/2019	100	100
1.344%, 11/09/2017	50	50
1.104%, 12/05/2017	100	100
CNOOC Nexen Finance
4.250%, 04/30/2024	400	426
Columbia Pipeline Group
3.300%, 06/01/2020	150	155
Concho Resources
5.500%, 04/01/2023	350	358

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ConocoPhillips
6.500%, 02/01/2039	$225	$287
5.750%, 02/01/2019	100	108
4.950%, 03/15/2026	50	56
4.200%, 03/15/2021	100	109
4.150%, 11/15/2034	100	99
3.350%, 11/15/2024	100	102
3.350%, 05/15/2025	95	97
2.400%, 12/15/2022	150	149
1.050%, 12/15/2017	100	99
CONSOL Energy
8.000%, 04/01/2023	50	49
5.875%, 04/15/2022	350	324
Continental Resources
5.000%, 09/15/2022	100	98
4.500%, 04/15/2023	450	429
3.800%, 06/01/2024	250	230
Crestwood Midstream Partners
6.250%, 04/01/2023	70	71
CVR Refining
6.500%, 11/01/2022	100	92
DCP Midstream
5.850%, 05/21/2043 (A)(B)	100	85
3.875%, 03/15/2023	100	97
Denbury Resources
9.000%, 05/15/2021 (A)	74	76
5.500%, 05/01/2022	112	88
4.625%, 07/15/2023	156	114
Devon Energy
5.600%, 07/15/2041	100	104
5.000%, 06/15/2045	150	145
3.250%, 05/15/2022	100	100
Devon Financing
7.875%, 09/30/2031	100	127
Diamond Offshore Drilling
4.875%, 11/01/2043	125	92
Diamondback Energy
4.750%, 11/01/2024 (A)	75	75
Ecopetrol
5.875%, 09/18/2023	100	107
5.875%, 05/28/2045	200	177
4.125%, 01/16/2025	225	214
Enable Midstream Partners
2.400%, 05/15/2019	100	99
Enbridge Energy Partners
9.875%, 03/01/2019	50	58
5.500%, 09/15/2040	100	104
Encana
6.500%, 02/01/2038	200	214
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	100	102

8	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energy Transfer Equity
5.875%, 01/15/2024	$150	$153
5.500%, 06/01/2027	195	190
Energy Transfer Partners
6.125%, 12/15/2045	100	104
5.950%, 10/01/2043	100	103
5.200%, 02/01/2022	100	110
5.150%, 03/15/2045	100	93
4.900%, 03/15/2035	250	234
4.750%, 01/15/2026	150	155
3.600%, 02/01/2023	185	184
EnLink Midstream Partners
4.850%, 07/15/2026	45	46
Ensco
5.750%, 10/01/2044	200	133
5.200%, 03/15/2025	50	41
4.500%, 10/01/2024	120	96
Enterprise Products Operating
5.200%, 09/01/2020	100	111
5.100%, 02/15/2045	225	239
4.850%, 08/15/2042	100	101
4.850%, 03/15/2044	250	253
3.950%, 02/15/2027	20	21
3.700%, 02/15/2026	100	102
3.350%, 03/15/2023	200	205
2.850%, 04/15/2021	30	31
2.550%, 10/15/2019	100	102
EOG Resources
3.150%, 04/01/2025	200	203
2.625%, 03/15/2023	100	100
EP Energy
9.375%, 05/01/2020	300	236
6.375%, 06/15/2023	118	80
Extraction Oil & Gas Holdings
7.875%, 07/15/2021 (A)	66	70
Exxon Mobil
4.114%, 03/01/2046	200	216
3.567%, 03/06/2045	50	50
3.043%, 03/01/2026	100	103
2.726%, 03/01/2023	200	204
2.709%, 03/06/2025	100	102
2.222%, 03/01/2021	40	41
1.912%, 03/06/2020	100	101
1.708%, 03/01/2019	100	101
Genesis Energy
6.750%, 08/01/2022	100	103
Gibson Energy
6.750%, 07/15/2021 (A)	121	124
Globe Luxembourg SCA
9.625%, 05/01/2018 (A)	200	192
Gulfport Energy
6.000%, 10/15/2024 (A)	135	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Halliburton
7.450%, 09/15/2039	$100	$139
6.150%, 09/15/2019	100	112
5.000%, 11/15/2045	100	109
4.850%, 11/15/2035	100	108
3.800%, 11/15/2025	100	104
3.500%, 08/01/2023	100	102
Hess
7.125%, 03/15/2033	100	114
5.600%, 02/15/2041	50	50
4.300%, 04/01/2027	150	149
Hilcorp Energy I
5.750%, 10/01/2025 (A)	167	167
Husky Energy
4.000%, 04/15/2024	200	210
Jupiter Resources
8.500%, 10/01/2022 (A)	150	123
Kinder Morgan
5.550%, 06/01/2045	100	104
5.300%, 12/01/2034	250	253
5.050%, 02/15/2046	90	87
4.300%, 06/01/2025	100	104
3.050%, 12/01/2019	325	333
Kinder Morgan Energy Partners
5.500%, 03/01/2044	250	253
4.300%, 05/01/2024	200	207
4.250%, 09/01/2024	100	103
2.650%, 02/01/2019	100	101
Laredo Petroleum
7.375%, 05/01/2022	100	103
Magellan Midstream Partners
4.200%, 03/15/2045	200	193
Marathon Oil
5.200%, 06/01/2045	50	47
2.800%, 11/01/2022	100	95
Marathon Petroleum
6.500%, 03/01/2041	150	162
5.125%, 03/01/2021	50	55
2.700%, 12/14/2018	50	51
McDermott International
8.000%, 05/01/2021 (A)	100	97
MEG Energy
7.000%, 03/31/2024 (A)	100	82
6.375%, 01/30/2023 (A)	200	165
Memorial Production Partners
7.625%, 05/01/2021	100	41
MPLX
4.875%, 06/01/2025	100	105
4.500%, 07/15/2023	150	154
Murphy Oil
6.875%, 08/15/2024	185	195
4.700%, 12/01/2022	50	48

Adviser Managed Trust / Quarterly Report / October 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National Oilwell Varco
3.950%, 12/01/2042	$100	$76
2.600%, 12/01/2022	100	94
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	100	76
Newfield Exploration
5.625%, 07/01/2024	195	203
5.375%, 01/01/2026	177	182
Nexen Energy
6.400%, 05/15/2037	200	253
NGL Energy Partners
7.500%, 11/01/2023 (A)	120	120
NGPL PipeCo
9.625%, 06/01/2019 (A)	100	105
Niska Gas Storage
6.500%, 04/01/2019	100	98
Noble Energy
5.250%, 11/15/2043	100	105
4.150%, 12/15/2021	50	53
3.900%, 11/15/2024	100	103
Noble Holding International
5.250%, 03/15/2042	80	45
Northern Oil and Gas
8.000%, 06/01/2020	100	79
Oasis Petroleum
6.875%, 03/15/2022	200	198
Occidental Petroleum
4.400%, 04/15/2046	50	53
4.100%, 02/01/2021	200	216
2.700%, 02/15/2023	100	102
ONEOK
7.500%, 09/01/2023	80	91
4.250%, 02/01/2022	100	99
ONEOK Partners
6.200%, 09/15/2043	50	57
3.200%, 09/15/2018	200	205
Pacific Drilling
5.375%, 06/01/2020 (A)	200	57
Parsley Energy
7.500%, 02/15/2022 (A)	100	106
PBF Holding
8.250%, 02/15/2020	150	153
7.000%, 11/15/2023 (A)	70	65
PDC Energy
7.750%, 10/15/2022	100	106
Permian Resources
13.000%, 11/30/2020 (A)	100	118
7.375%, 11/01/2021 (A)	100	74
7.125%, 11/01/2020 (A)	150	111
Petroleos Mexicanos
6.625%, 06/15/2035	300	302
6.500%, 06/02/2041	260	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.375%, 02/04/2021 (A)	$100	$109
5.750%, 03/01/2018	200	210
3.500%, 01/30/2023	250	236
2.378%, 04/15/2025	81	83
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)	100	112
5.625%, 01/23/2046	300	259
5.500%, 02/04/2019 (A)	60	63
4.625%, 09/21/2023 (A)	120	120
4.500%, 01/23/2026	150	145
3.500%, 07/23/2020	250	251
PHI
5.250%, 03/15/2019	100	96
Phillips 66
5.875%, 05/01/2042	100	122
4.875%, 11/15/2044	100	107
Phillips 66 Partners
4.900%, 10/01/2046	25	25
3.550%, 10/01/2026	25	25
2.646%, 02/15/2020	150	151
Pioneer Natural Resources
7.200%, 01/15/2028	66	83
3.950%, 07/15/2022	200	213
Plains All American Pipeline
4.700%, 06/15/2044	100	92
4.650%, 10/15/2025	100	106
3.600%, 11/01/2024	100	99
2.600%, 12/15/2019	100	101
Puget Energy
5.625%, 07/15/2022	100	114
3.650%, 05/15/2025	50	51
Puget Sound Energy
4.300%, 05/20/2045	50	55
Puma International Financing
6.750%, 02/01/2021 (A)	200	206
QEP Resources
5.375%, 10/01/2022	100	99
5.250%, 05/01/2023	100	98
Range Resources
5.000%, 03/15/2023 (A)	150	145
4.875%, 05/15/2025	188	180
Rice Energy
6.250%, 05/01/2022	150	153
Rockies Express Pipeline
6.000%, 01/15/2019 (A)	100	104
Rowan
4.875%, 06/01/2022	125	108
RSP Permian
6.625%, 10/01/2022	150	158
Sabine Pass Liquefaction
5.750%, 05/15/2024	200	211
5.625%, 02/01/2021	450	474

10	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 03/01/2025	$294	$311
Sanchez Energy
6.125%, 01/15/2023	300	257
Sasol Financing International
4.500%, 11/14/2022	200	205
Schlumberger Investment
3.650%, 12/01/2023	100	107
SESI
7.125%, 12/15/2021	53	52
Seven Generations Energy
8.250%, 05/15/2020 (A)	100	106
Shell International Finance BV
6.375%, 12/15/2038	200	264
4.375%, 03/25/2020	100	108
4.375%, 05/11/2045	100	104
4.300%, 09/22/2019	150	161
4.125%, 05/11/2035	200	208
4.000%, 05/10/2046	50	49
3.750%, 09/12/2046	50	48
2.875%, 05/10/2026	50	50
2.500%, 09/12/2026	50	49
2.250%, 11/10/2020	150	152
2.250%, 01/06/2023	100	99
2.125%, 05/11/2020	200	202
1.875%, 05/10/2021	50	50
1.750%, 09/12/2021	50	49
1.625%, 11/10/2018	100	100
1.375%, 05/10/2019	50	50
1.375%, 09/12/2019	50	50
SM Energy
6.125%, 11/15/2022	30	30
5.625%, 06/01/2025	113	108
5.000%, 01/15/2024	100	93
Southwestern Energy
6.700%, 01/23/2025	100	95
4.100%, 03/15/2022	400	358
Spectra Energy Partners
4.750%, 03/15/2024	100	109
3.500%, 03/15/2025	100	101
2.950%, 09/25/2018	100	102
Statoil
4.800%, 11/08/2043	100	114
3.700%, 03/01/2024	200	217
2.250%, 11/08/2019	250	254
1.200%, 01/17/2018	100	100
1.150%, 05/15/2018	100	100
Suncor Energy
6.500%, 06/15/2038	200	256
6.100%, 06/01/2018	100	107
Sunoco
6.375%, 04/01/2023	83	85
6.250%, 04/15/2021	156	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 08/01/2020	$120	$122
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	125	126
3.900%, 07/15/2026	100	101
Targa Resources Partners
5.125%, 02/01/2025 (A)	50	50
4.250%, 11/15/2023	50	47
4.125%, 11/15/2019	115	116
Tesoro Logistics
6.250%, 10/15/2022	110	116
6.125%, 10/15/2021	100	105
5.500%, 10/15/2019	105	112
Total Capital International
3.750%, 04/10/2024	150	162
2.875%, 02/17/2022	100	104
2.700%, 01/25/2023	100	102
2.100%, 06/19/2019	250	254
TransCanada PipeLines
6.200%, 10/15/2037	250	319
4.875%, 01/15/2026	100	115
2.500%, 08/01/2022	100	100
1.875%, 01/12/2018	150	150
Transocean
9.000%, 07/15/2023 (A)	225	220
8.125%, 12/15/2021	200	193
Transocean Phoenix 2
7.750%, 10/15/2024 (A)	125	131
Tullow Oil
6.250%, 04/15/2022 (A)	200	183
Valero Energy
6.625%, 06/15/2037	100	117
3.650%, 03/15/2025	200	203
Weatherford International
8.250%, 06/15/2023	139	144
7.750%, 06/15/2021	119	120
4.500%, 04/15/2022	100	90
Western Gas Partners
3.950%, 06/01/2025	100	100
Whiting Petroleum
5.750%, 03/15/2021	100	93
5.000%, 03/15/2019	200	190
Williams
5.750%, 06/24/2044	100	102
4.550%, 06/24/2024	300	305
Williams Partners
6.300%, 04/15/2040	100	107
4.875%, 03/15/2024	125	128
4.300%, 03/04/2024	260	267
3.900%, 01/15/2025	100	100
3.600%, 03/15/2022	150	153
WPX Energy
7.500%, 08/01/2020	75	79

Adviser Managed Trust / Quarterly Report / October 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 01/15/2022	$100	$100
5.250%, 09/15/2024	150	142
XTO Energy
6.500%, 12/15/2018	100	111

		41,032

Financials — 7.3%
Aflac
3.625%, 11/15/2024	100	107
2.400%, 03/16/2020	100	102
African Development Bank
1.125%, 09/20/2019	100	100
African Development Bank MTN
0.875%, 03/15/2018	400	399
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	100	102
Allstate
5.750%, 08/15/2053 (B)	100	107
Ally Financial
5.750%, 11/20/2025	100	102
3.750%, 11/18/2019	100	100
3.600%, 05/21/2018	200	202
American Express
7.000%, 03/19/2018	150	161
4.050%, 12/03/2042	100	101
2.650%, 12/02/2022	100	102
American Express Credit MTN
2.375%, 05/26/2020	50	51
2.250%, 08/15/2019	100	102
2.250%, 05/05/2021	350	353
1.800%, 07/31/2018	100	100
American Financial Group
3.500%, 08/15/2026	50	50
American International Group MTN
5.850%, 01/16/2018	150	158
American International Group
4.500%, 07/16/2044	250	254
4.125%, 02/15/2024	100	108
3.875%, 01/15/2035	100	97
2.300%, 07/16/2019	200	203
Ameriprise Financial
3.700%, 10/15/2024	100	107
Andina de Fomento
4.375%, 06/15/2022	100	110
Aon
3.500%, 06/14/2024	200	208
Arch Capital Group
5.144%, 11/01/2043	150	160
Ares Capital
3.625%, 01/19/2022	100	100
Asian Development Bank MTN
2.000%, 01/22/2025	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 04/24/2026	$100	$100
1.875%, 04/12/2019	100	102
1.750%, 09/11/2018	350	355
1.750%, 08/14/2026	100	97
1.625%, 08/26/2020	100	101
1.625%, 03/16/2021	150	151
1.500%, 01/22/2020	350	352
1.375%, 01/15/2019	100	101
Australia & New Zealand Banking Group MTN
3.700%, 11/16/2025	250	270
AXIS Specialty Finance
5.150%, 04/01/2045	100	104
Bank of America
7.750%, 05/14/2038	275	391
6.110%, 01/29/2037	150	182
1.750%, 06/05/2018	500	502
1.650%, 03/26/2018	300	301
Bank of America MTN
5.650%, 05/01/2018	200	211
5.625%, 07/01/2020	200	224
5.000%, 05/13/2021	250	277
5.000%, 01/21/2044	150	172
4.750%, 04/21/2045	40	42
4.100%, 07/24/2023	415	446
4.000%, 04/01/2024	285	304
4.000%, 01/22/2025	250	257
3.875%, 08/01/2025	100	105
3.500%, 04/19/2026	300	308
2.650%, 04/01/2019	300	306
2.625%, 10/19/2020	100	102
2.625%, 04/19/2021	100	101
2.250%, 04/21/2020	150	151
Bank of Montreal MTN
1.900%, 08/27/2021	100	99
1.800%, 07/31/2018	50	50
1.350%, 08/28/2018	100	100
Bank of New York Mellon
3.550%, 09/23/2021	100	107
Bank of New York Mellon MTN
3.000%, 02/24/2025	150	155
3.000%, 10/30/2028	85	85
2.800%, 05/04/2026	50	51
2.600%, 08/17/2020	200	205
2.450%, 11/27/2020	50	51
2.300%, 09/11/2019	200	204
2.050%, 05/03/2021	50	50
Bank of Nova Scotia
2.800%, 07/21/2021	50	52
2.450%, 03/22/2021	250	255
2.050%, 10/30/2018	100	101
1.875%, 04/26/2021	300	299
1.700%, 06/11/2018	100	100

12	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.650%, 06/14/2019	$150	$150
1.450%, 04/25/2018	200	200
Barclays
5.250%, 08/17/2045	200	217
3.650%, 03/16/2025	250	245
3.250%, 01/12/2021	300	304
BB&T MTN
2.625%, 06/29/2020	100	103
2.450%, 01/15/2020	150	153
Bear Stearns
7.250%, 02/01/2018	195	209
Berkshire Hathaway
4.500%, 02/11/2043	50	56
3.125%, 03/15/2026	35	36
3.000%, 02/11/2023	150	157
2.750%, 03/15/2023	200	206
2.200%, 03/15/2021	35	36
2.100%, 08/14/2019	200	204
Berkshire Hathaway Finance
5.400%, 05/15/2018	100	106
4.250%, 01/15/2021	100	110
1.700%, 03/15/2019	60	61
BlackRock
3.500%, 03/18/2024	200	215
BNP Paribas
2.375%, 05/21/2020	200	203
BNP Paribas MTN
5.000%, 01/15/2021	150	167
2.450%, 03/17/2019	300	304
BPCE
2.500%, 12/10/2018	320	325
Branch Banking & Trust
3.625%, 09/16/2025	250	264
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019	100	100
Capital One
1.650%, 02/05/2018	300	300
Capital One Bank
2.250%, 02/13/2019	350	354
Capital One Financial
3.750%, 07/28/2026	50	50
3.200%, 02/05/2025	100	101
Charles Schwab
3.450%, 02/13/2026	70	74
Chubb INA Holdings
3.350%, 05/15/2024	200	211
3.150%, 03/15/2025	100	104
2.300%, 11/03/2020	200	204
CIT Group
5.500%, 02/15/2019 (A)	300	316
5.250%, 03/15/2018	200	207
5.000%, 08/15/2022	200	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citigroup
6.675%, 09/13/2043	$90	$116
6.125%, 08/25/2036	200	237
4.750%, 05/18/2046	50	51
4.600%, 03/09/2026	35	37
4.450%, 09/29/2027	500	527
3.875%, 03/26/2025	300	307
3.700%, 01/12/2026	300	312
3.400%, 05/01/2026	150	153
3.300%, 04/27/2025	300	305
3.200%, 10/21/2026	200	200
2.700%, 03/30/2021	100	102
2.650%, 10/26/2020	200	203
2.350%, 08/02/2021	50	50
2.150%, 07/30/2018	50	50
2.050%, 12/07/2018	150	151
1.800%, 02/05/2018	300	301
1.700%, 04/27/2018	300	300
Citizens Financial Group
4.350%, 08/01/2025	100	103
2.375%, 07/28/2021	30	30
CME Group
3.000%, 03/15/2025	100	104
CNA Financial
4.500%, 03/01/2026	100	107
CNO Financial Group
5.250%, 05/30/2025	140	141
Commonwealth Bank of Australia
2.500%, 09/20/2018	250	255
Commonwealth Bank of Australia MTN
2.300%, 03/12/2020	250	253
Cooperatieve Rabobank
5.250%, 08/04/2045	250	282
4.625%, 12/01/2023	250	269
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	250	271
2.500%, 01/19/2021	250	256
Credit Suisse
1.700%, 04/27/2018	300	300
Credit Suisse MTN
3.625%, 09/09/2024	250	259
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	262
3.800%, 06/09/2023 (A)	250	253
3.750%, 03/26/2025	250	248
3.450%, 04/16/2021 (A)	250	255
Deutsche Bank
4.500%, 04/01/2025	200	186
1.875%, 02/13/2018	150	148
Deutsche Bank MTN
4.296%, 05/24/2028 (B)	300	271
3.700%, 05/30/2024	250	240

Adviser Managed Trust / Quarterly Report / October 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 05/12/2021	$100	$98
2.850%, 05/10/2019	100	99
DFC Finance PIK
12.000%, 06/16/2020 (A)	87	53
Discover Bank
4.200%, 08/08/2023	250	267
Discover Financial Services
3.850%, 11/21/2022	100	103
Enova International
9.750%, 06/01/2021	100	94
European Bank for Reconstruction & Development MTN
1.750%, 06/14/2019	100	101
1.750%, 11/26/2019	200	203
0.875%, 07/22/2019	250	249
European Investment Bank MTN
1.375%, 09/15/2021	250	248
European Investment Bank
2.875%, 09/15/2020	125	132
2.125%, 10/15/2021	500	512
2.000%, 03/15/2021	150	153
1.875%, 02/10/2025	400	395
1.750%, 06/17/2019	200	202
1.625%, 03/16/2020	100	101
1.625%, 12/15/2020	500	503
1.625%, 06/15/2021	150	150
1.375%, 06/15/2020	300	300
1.250%, 05/15/2018	500	501
1.250%, 12/16/2019	250	249
1.125%, 08/15/2018	600	600
1.000%, 06/15/2018	250	250
FBM Finance
8.250%, 08/15/2021 (A)	130	136
Fifth Third Bancorp
2.875%, 07/27/2020	150	155
Fifth Third Bank
1.625%, 09/27/2019	200	199
Fifth Third Bank MTN
2.150%, 08/20/2018	250	253
Franklin Resources
2.850%, 03/30/2025	150	153
Goldman Sachs Group
6.750%, 10/01/2037	625	788
6.250%, 02/01/2041	100	128
6.150%, 04/01/2018	150	159
5.750%, 01/24/2022	130	150
3.750%, 05/22/2025	250	260
3.750%, 02/25/2026	60	63
3.500%, 01/23/2025	300	308
2.875%, 02/25/2021	100	102
2.625%, 01/31/2019	250	255
2.600%, 04/23/2020	300	305

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.550%, 10/23/2019	$200	$204
2.375%, 01/22/2018	300	303
2.350%, 11/15/2021	90	89
Goldman Sachs Group MTN
6.000%, 06/15/2020	350	395
4.800%, 07/08/2044	100	109
3.850%, 07/08/2024	200	211
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	150	128
Hartford Financial Services Group
5.500%, 03/30/2020	150	167
4.300%, 04/15/2043	100	96
HSBC
2.375%, 11/13/2019	300	303
2.350%, 03/05/2020	350	351
HSBC Finance
6.676%, 01/15/2021	300	342
HSBC Holdings
6.500%, 05/02/2036	200	250
6.500%, 09/15/2037	225	282
5.250%, 03/14/2044	200	219
4.300%, 03/08/2026	400	425
2.950%, 05/25/2021	250	254
2.650%, 01/05/2022	200	199
HUB International
7.875%, 10/01/2021 (A)	150	153
Huntington National Bank
1.700%, 02/26/2018	250	250
Industrial & Commercial Bank of China
2.452%, 10/20/2021	250	250
Inter-American Development Bank
3.200%, 08/07/2042	100	105
3.000%, 02/21/2024	300	323
1.125%, 08/28/2018	200	200
1.000%, 05/13/2019	500	498
0.875%, 03/15/2018	200	200
Inter-American Development Bank MTN
1.750%, 10/15/2019	700	709
Intercontinental Exchange
3.750%, 12/01/2025	55	58
2.750%, 12/01/2020	55	57
International Bank for Reconstruction & Development
2.500%, 11/25/2024	200	208
2.500%, 07/29/2025	150	156
2.125%, 11/01/2020	450	463
1.875%, 03/15/2019	500	509
1.750%, 04/19/2023	350	350
1.625%, 02/10/2022	200	200
1.250%, 07/26/2019	350	351
0.875%, 07/19/2018	350	349

14	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Bank for Reconstruction & Development MTN
1.625%, 03/09/2021	$350	$352
1.375%, 05/24/2021	250	249
1.125%, 11/27/2019	250	249
0.875%, 08/15/2019	500	496
International Finance
1.750%, 09/16/2019	100	101
0.875%, 06/15/2018	500	499
International Finance MTN
1.750%, 09/04/2018	200	203
1.125%, 07/20/2021	100	98
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	191
5.017%, 06/26/2024 (A)	400	371
Intesa Sanpaolo
3.875%, 01/16/2018	200	204
Invesco Finance
5.375%, 11/30/2043	150	173
Jefferies Group
6.875%, 04/15/2021	100	116
JPMorgan Chase
6.400%, 05/15/2038	100	135
6.300%, 04/23/2019	200	222
5.625%, 08/16/2043	190	223
4.950%, 06/01/2045	100	110
4.625%, 05/10/2021	150	165
4.350%, 08/15/2021	100	109
4.250%, 10/01/2027	295	314
3.900%, 07/15/2025	100	106
3.875%, 02/01/2024	200	215
3.625%, 05/13/2024	425	447
3.300%, 04/01/2026	150	153
3.250%, 09/23/2022	200	208
3.125%, 01/23/2025	200	202
2.950%, 10/01/2026	200	198
2.750%, 06/23/2020	100	102
2.700%, 05/18/2023	100	100
2.550%, 10/29/2020	485	493
2.550%, 03/01/2021	200	203
2.250%, 01/23/2020	350	352
2.200%, 10/22/2019	250	253
1.850%, 03/22/2019	150	151
JPMorgan Chase MTN
1.700%, 03/01/2018	150	150
JPMorgan Chase Bank
1.650%, 09/23/2019	250	251
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	40
KeyBank
2.500%, 12/15/2019	250	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KeyCorp MTN
2.900%, 09/15/2020	$80	$82
KFW
2.750%, 10/01/2020	200	210
2.500%, 11/20/2024	300	312
2.125%, 01/17/2023	150	153
2.000%, 10/04/2022	250	254
2.000%, 05/02/2025	250	251
1.875%, 04/01/2019	525	533
1.625%, 03/15/2021	250	251
1.500%, 02/06/2019	150	151
1.500%, 06/15/2021	500	499
1.250%, 09/30/2019	250	250
1.000%, 01/26/2018	400	400
0.875%, 04/19/2018	250	250
KFW MTN
1.500%, 04/20/2020	1,500	1,507
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025	150	155
2.250%, 10/01/2021	150	154
2.000%, 01/13/2025	100	100
1.000%, 04/04/2018	300	300
Lazard Group
3.750%, 02/13/2025	50	51
Legg Mason
4.750%, 03/15/2026	50	53
Leucadia National
5.500%, 10/18/2023	100	105
Lincoln National
3.350%, 03/09/2025	150	154
Lloyds Bank
2.400%, 03/17/2020	200	202
2.300%, 11/27/2018	200	203
2.050%, 01/22/2019	200	201
Manufacturers & Traders Trust
2.100%, 02/06/2020	250	252
Markel
5.000%, 04/05/2046	100	106
Marsh & McLennan
3.750%, 03/14/2026	25	27
2.350%, 03/06/2020	100	101
MetLife
4.875%, 11/13/2043	100	110
4.600%, 05/13/2046	100	108
4.368%, 09/15/2023	285	316
4.050%, 03/01/2045	100	99
3.600%, 04/10/2024	200	212
3.600%, 11/13/2025	100	106
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	200	215
2.950%, 03/01/2021	200	205

Adviser Managed Trust / Quarterly Report / October 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.750%, 01/25/2021	$175	$198
2.650%, 01/27/2020	200	203
1.875%, 01/05/2018	150	151
Morgan Stanley MTN
6.375%, 07/24/2042	250	334
5.500%, 07/24/2020	275	306
4.875%, 11/01/2022	165	181
4.350%, 09/08/2026	340	361
4.300%, 01/27/2045	100	105
4.000%, 07/23/2025	155	165
3.875%, 01/27/2026	250	264
3.125%, 07/27/2026	95	95
2.500%, 04/21/2021	210	212
2.450%, 02/01/2019	600	609
2.375%, 07/23/2019	300	304
2.200%, 12/07/2018	150	151
MSCI
5.750%, 08/15/2025 (A)	62	66
5.250%, 11/15/2024 (A)	150	157
4.750%, 08/01/2026 (A)	130	131
MUFG Union Bank
2.625%, 09/26/2018	250	254
Nasdaq
5.250%, 01/16/2018	150	156
National Australia Bank MTN
2.625%, 01/14/2021	300	307
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	150	176
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	200	211
Nationstar Mortgage
6.500%, 07/01/2021	100	99
Navient MTN
5.500%, 01/15/2019	350	357
5.500%, 01/25/2023	150	136
NFP
9.000%, 07/15/2021 (A)	117	119
Nomura Holdings MTN
2.750%, 03/19/2019	300	306
Nordic Investment Bank
1.125%, 02/25/2019	200	200
Nordic Investment Bank MTN
1.125%, 03/19/2018	200	200
Oesterreichische Kontrollbank
1.875%, 01/20/2021	300	304
1.375%, 02/10/2020	100	100
Old Republic International
3.875%, 08/26/2026	50	49
OneMain Financial Holdings
7.250%, 12/15/2021 (A)	150	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 12/15/2019 (A)	$190	$197
Opal Acquisition
8.875%, 12/15/2021 (A)	100	82
PetSmart
7.125%, 03/15/2023 (A)	333	348
PNC Bank
3.300%, 10/30/2024	250	262
2.450%, 11/05/2020	250	255
2.250%, 07/02/2019	250	254
1.500%, 02/23/2018	250	251
PNC Bank MTN
2.150%, 04/29/2021	250	252
Principal Financial Group
3.400%, 05/15/2025	150	154
Private Export Funding
3.250%, 06/15/2025	150	162
2.300%, 09/15/2020	150	155
Progressive
3.700%, 01/26/2045	50	50
2.450%, 01/15/2027	150	147
Prudential Financial(B)
5.875%, 09/15/2042	100	110
5.625%, 06/15/2043	200	215
Prudential Financial MTN
5.700%, 12/14/2036	100	119
4.600%, 05/15/2044	50	53
3.500%, 05/15/2024	100	105
2.350%, 08/15/2019	100	102
Quicken Loans
5.750%, 05/01/2025 (A)	250	247
Regions Financial
3.200%, 02/08/2021	150	156
Reinsurance Group of America
3.950%, 09/15/2026	30	31
Royal Bank of Canada
2.300%, 03/22/2021	150	152
2.100%, 10/14/2020	200	202
2.000%, 10/01/2018	125	127
Royal Bank of Canada MTN
2.350%, 10/30/2020	250	254
2.200%, 07/27/2018	250	253
2.000%, 12/10/2018	100	101
1.800%, 07/30/2018	50	50
Royal Bank of Scotland Group
6.125%, 12/15/2022	300	317
6.000%, 12/19/2023	375	387
5.125%, 05/28/2024	300	297
4.800%, 04/05/2026	200	204
S&P Global
4.400%, 02/15/2026	100	111
4.000%, 06/15/2025	50	54

16	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander Holdings USA
2.700%, 05/24/2019	$100	$101
2.650%, 04/17/2020	100	100
Santander Issuances
5.179%, 11/19/2025	200	207
Santander UK
3.050%, 08/23/2018	100	102
2.375%, 03/16/2020	150	151
Santander UK Group Holdings
2.875%, 10/16/2020	100	100
Santander UK Group Holdings MTN
3.125%, 01/08/2021	300	304
Springleaf Finance
8.250%, 12/15/2020	100	108
7.750%, 10/01/2021	100	104
5.250%, 12/15/2019	200	201
Stifel Financial
4.250%, 07/18/2024	50	50
Sumitomo Mitsui Banking
2.450%, 01/16/2020	250	253
Sumitomo Mitsui Financial Group
3.784%, 03/09/2026	100	107
2.934%, 03/09/2021	100	102
2.632%, 07/14/2026	100	97
2.442%, 10/19/2021	250	251
2.058%, 07/14/2021	250	246
SunTrust Banks
2.900%, 03/03/2021	150	155
Svenska Handelsbanken MTN
2.250%, 06/17/2019	250	254
1.875%, 09/07/2021	250	247
Synchrony Financial
4.250%, 08/15/2024	100	104
3.700%, 08/04/2026	100	98
2.700%, 02/03/2020	100	101
2.600%, 01/15/2019	50	51
TD Ameritrade Holding
2.950%, 04/01/2022	100	103
TMX Finance
8.500%, 09/15/2018 (A)	100	75
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	153
2.250%, 11/05/2019	100	102
2.125%, 04/07/2021	150	151
1.950%, 01/22/2019	100	101
1.750%, 07/23/2018	50	50
1.625%, 03/13/2018	150	151
Travelers
3.750%, 05/15/2046	25	26
Travelers MTN
6.250%, 06/15/2037	200	271

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS MTN
2.375%, 08/14/2019	$500	$509
Unum Group
3.875%, 11/05/2025	50	51
3.000%, 05/15/2021	30	30
US Bancorp MTN
3.600%, 09/11/2024	150	159
2.375%, 07/22/2026	150	146
2.200%, 04/25/2019	250	255
USI
7.750%, 01/15/2021 (A)	150	152
Voya Financial
5.650%, 05/15/2053 (B)	100	99
2.900%, 02/15/2018	115	117
Walter Investment Management
7.875%, 12/15/2021	125	96
Wells Fargo
5.625%, 12/11/2017	150	157
5.606%, 01/15/2044	150	176
5.375%, 11/02/2043	280	320
3.900%, 05/01/2045	150	150
3.000%, 04/22/2026	250	249
2.500%, 03/04/2021	250	253
2.150%, 01/15/2019	250	252
Wells Fargo MTN
4.900%, 11/17/2045	165	177
4.300%, 07/22/2027	100	106
4.125%, 08/15/2023	250	267
4.100%, 06/03/2026	235	247
3.450%, 02/13/2023	300	308
3.000%, 02/19/2025	100	100
2.600%, 07/22/2020	250	255
2.150%, 01/30/2020	400	403
Wells Fargo Bank
1.750%, 05/24/2019	250	251
Wells Fargo Bank MTN
1.650%, 01/22/2018	100	100
Westpac Banking
2.850%, 05/13/2026	200	200
2.700%, 08/19/2026	100	98
2.600%, 11/23/2020	50	51
2.250%, 01/17/2019	100	101
2.100%, 05/13/2021	50	50
2.000%, 08/19/2021	100	100
1.950%, 11/23/2018	100	101
1.650%, 05/13/2019	50	50
1.600%, 08/19/2019	100	100
Westpac Banking MTN
1.600%, 01/12/2018	100	100
XLIT
5.500%, 03/31/2045	100	97

Adviser Managed Trust / Quarterly Report / October 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 03/31/2025	$100	$101

		86,675

Health Care — 2.9%
Abbott Laboratories
5.125%, 04/01/2019	100	108
2.950%, 03/15/2025	100	101
2.000%, 03/15/2020	100	101
AbbVie
4.700%, 05/14/2045	135	139
4.500%, 05/14/2035	140	143
4.450%, 05/14/2046	250	247
4.400%, 11/06/2042	150	147
4.300%, 05/14/2036	50	50
3.600%, 05/14/2025	100	102
3.200%, 11/06/2022	45	46
3.200%, 05/14/2026	100	98
2.900%, 11/06/2022	100	101
2.850%, 05/14/2023	50	50
2.500%, 05/14/2020	100	101
2.300%, 05/14/2021	100	100
1.800%, 05/14/2018	265	266
1.750%, 11/06/2017	150	151
Acadia Healthcare
5.625%, 02/15/2023	100	100
Actavis
3.250%, 10/01/2022	50	52
Actavis Funding
4.850%, 06/15/2044	50	53
4.750%, 03/15/2045	100	105
4.550%, 03/15/2035	300	310
3.850%, 06/15/2024	100	104
3.800%, 03/15/2025	200	207
3.450%, 03/15/2022	100	104
3.000%, 03/12/2020	300	309
Aetna
4.375%, 06/15/2046	200	203
4.250%, 06/15/2036	40	41
3.200%, 06/15/2026	200	201
2.800%, 06/15/2023	25	25
2.400%, 06/15/2021	55	55
2.200%, 03/15/2019	150	152
1.900%, 06/07/2019	70	71
1.700%, 06/07/2018	30	30
1.500%, 11/15/2017	200	200
Agilent Technologies
3.050%, 09/22/2026	65	65
AMAG Pharmaceuticals
7.875%, 09/01/2023 (A)	65	61
AmerisourceBergen
4.250%, 03/01/2045	25	26
3.400%, 05/15/2024	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amgen
5.150%, 11/15/2041	$200	$227
4.400%, 05/01/2045	125	127
3.875%, 11/15/2021	100	108
3.625%, 05/22/2024	150	158
3.125%, 05/01/2025	150	152
2.600%, 08/19/2026	100	96
2.250%, 08/19/2023	100	98
2.200%, 05/22/2019	150	152
1.850%, 08/19/2021	50	49
Amsurg
5.625%, 07/15/2022	200	204
Anthem
5.100%, 01/15/2044	150	170
4.650%, 01/15/2043	150	159
3.500%, 08/15/2024	150	155
3.300%, 01/15/2023	100	103
2.250%, 08/15/2019	100	101
Ascension Health
3.945%, 11/15/2046	35	36
AstraZeneca
6.450%, 09/15/2037	200	272
4.375%, 11/16/2045	100	106
3.375%, 11/16/2025	100	104
2.375%, 11/16/2020	100	102
Baxalta
5.250%, 06/23/2045	100	113
2.875%, 06/23/2020	50	51
2.000%, 06/22/2018	100	101
Baxter International
3.500%, 08/15/2046	100	90
Becton Dickinson
4.685%, 12/15/2044	50	54
3.125%, 11/08/2021	100	105
2.675%, 12/15/2019	100	103
1.800%, 12/15/2017	200	201
Biogen
5.200%, 09/15/2045	100	113
3.625%, 09/15/2022	200	213
Boston Scientific
6.000%, 01/15/2020	100	112
3.850%, 05/15/2025	100	105
Bristol-Myers Squibb
4.500%, 03/01/2044	50	58
3.250%, 08/01/2042	100	96
1.750%, 03/01/2019	50	51
Capsugel
7.000%, 05/15/2019 (A)	78	78
Cardinal Health
2.400%, 11/15/2019	150	153
1.700%, 03/15/2018	100	100

18	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Catholic Health Initiatives
2.950%, 11/01/2022	$200	$201
Celgene
5.000%, 08/15/2045	150	161
3.875%, 08/15/2025	150	157
3.625%, 05/15/2024	150	155
2.875%, 08/15/2020	100	103
2.250%, 05/15/2019	100	101
Centene
6.125%, 02/15/2024	176	187
5.625%, 02/15/2021	154	161
4.750%, 05/15/2022	190	193
4.750%, 01/15/2025	90	90
CHS
8.000%, 11/15/2019	250	220
7.125%, 07/15/2020	250	202
6.875%, 02/01/2022	500	381
Cigna
3.250%, 04/15/2025	150	152
Concordia International
9.500%, 10/21/2022 (A)	175	107
7.000%, 04/15/2023 (A)	71	41
ConvaTec Finance International PIK
8.250%, 01/15/2019 (A)	200	200
Covidien International Finance
6.550%, 10/15/2037	50	69
CR Bard
3.000%, 05/15/2026	50	50
Danaher
4.375%, 09/15/2045	20	23
3.350%, 09/15/2025	20	21
2.400%, 09/15/2020	250	256
1.650%, 09/15/2018	20	20
DaVita
5.750%, 08/15/2022	100	103
5.125%, 07/15/2024	350	342
5.000%, 05/01/2025	295	285
Dignity Health
2.637%, 11/01/2019	136	139
DJO Finco
8.125%, 06/15/2021 (A)	144	132
Double Eagle Acquisition
7.500%, 10/01/2024 (A)	110	113
Eli Lilly
3.700%, 03/01/2045	200	206
Endo
6.500%, 02/01/2025 (A)	200	169
6.000%, 07/15/2023 (A)	200	174
Endo Finance
5.375%, 01/15/2023 (A)	200	170
Envision Healthcare
5.125%, 07/01/2022 (A)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Express Scripts Holding
4.800%, 07/15/2046	$35	$35
4.750%, 11/15/2021	100	111
4.500%, 02/25/2026	150	161
3.500%, 06/15/2024	50	51
3.400%, 03/01/2027	40	39
3.000%, 07/15/2023	50	50
2.250%, 06/15/2019	200	202
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (A)	200	227
5.625%, 07/31/2019 (A)	50	54
Gilead Sciences
5.650%, 12/01/2041	100	121
4.500%, 02/01/2045	225	234
4.400%, 12/01/2021	275	305
4.150%, 03/01/2047	200	198
3.700%, 04/01/2024	50	53
3.650%, 03/01/2026	175	183
2.950%, 03/01/2027	100	99
1.950%, 03/01/2022	30	30
1.850%, 09/04/2018	100	101
GlaxoSmithKline Capital
6.375%, 05/15/2038	150	209
5.650%, 05/15/2018	250	266
Grifols Worldwide Operations
5.250%, 04/01/2022	150	156
HCA
6.500%, 02/15/2020	300	332
5.375%, 02/01/2025	450	460
5.000%, 03/15/2024	150	156
HealthSouth
5.750%, 11/01/2024	215	222
Hologic
5.250%, 07/15/2022 (A)	153	162
Howard Hughes Medical Institute
3.500%, 09/01/2023	200	219
Humana
3.850%, 10/01/2024	200	211
inVentiv Health
9.000%, 01/15/2018 (A)	100	101
inVentiv Health PIK
10.000%, 08/15/2018 (A)	100	103
Johnson & Johnson
5.150%, 07/15/2018	100	107
4.375%, 12/05/2033	200	231
3.700%, 03/01/2046	100	106
3.550%, 03/01/2036	100	106
2.450%, 12/05/2021	50	52
2.450%, 03/01/2026	50	51
2.050%, 03/01/2023	50	51
1.875%, 12/05/2019	100	102
1.650%, 03/01/2021	50	50

Adviser Managed Trust / Quarterly Report / October 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.125%, 03/01/2019	$30	$30
Kindred Healthcare
8.750%, 01/15/2023	150	145
8.000%, 01/15/2020	45	45
6.375%, 04/15/2022	100	93
Kinetic Concepts
9.625%, 10/01/2021 (A)	300	290
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	53
2.625%, 02/01/2020	150	152
Life Technologies
6.000%, 03/01/2020	100	111
LifePoint Health
5.875%, 12/01/2023	50	51
5.500%, 12/01/2021	150	155
5.375%, 05/01/2024 (A)	145	144
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	100	95
5.625%, 10/15/2023 (A)	150	141
4.875%, 04/15/2020 (A)	129	129
McKesson
3.796%, 03/15/2024	100	106
2.284%, 03/15/2019	200	203
MEDNAX
5.250%, 12/01/2023 (A)	175	183
Medtronic
4.625%, 03/15/2044	50	57
4.625%, 03/15/2045	200	226
4.375%, 03/15/2035	250	274
3.500%, 03/15/2025	350	372
2.750%, 04/01/2023	100	103
2.500%, 03/15/2020	200	205
1.375%, 04/01/2018	100	100
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	54
Merck
6.550%, 09/15/2037	50	70
4.150%, 05/18/2043	100	110
3.700%, 02/10/2045	50	51
2.800%, 05/18/2023	100	103
2.750%, 02/10/2025	300	306
2.350%, 02/10/2022	100	102
Merck Sharp & Dohme
5.000%, 06/30/2019	100	109
Molina Healthcare
5.375%, 11/15/2022	125	130
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	170	182
Mylan
5.250%, 06/15/2046 (A)	65	66
3.950%, 06/15/2026	100	100
3.150%, 06/15/2021 (A)	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.600%, 06/24/2018	$100	$101
2.500%, 06/07/2019 (A)	60	61
Novartis Capital
4.400%, 05/06/2044	150	170
4.000%, 11/20/2045	100	108
3.400%, 05/06/2024	100	108
3.000%, 11/20/2025	100	104
Novartis Securities Investment
5.125%, 02/10/2019	100	108
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	200	172
Perrigo
2.300%, 11/08/2018	200	201
Pfizer
7.200%, 03/15/2039	150	224
6.200%, 03/15/2019	325	360
4.400%, 05/15/2044	50	56
3.400%, 05/15/2024	100	108
2.750%, 06/03/2026	50	51
1.950%, 06/03/2021	50	50
1.450%, 06/03/2019	50	50
1.200%, 06/01/2018	50	50
Quest Diagnostics
3.500%, 03/30/2025	200	207
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	112	114
Sanofi
4.000%, 03/29/2021	50	55
1.250%, 04/10/2018	200	200
Select Medical
6.375%, 06/01/2021	100	99
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	250	246
2.875%, 09/23/2023	100	98
2.400%, 09/23/2021	100	99
1.900%, 09/23/2019	100	100
St. Jude Medical
4.750%, 04/15/2043	100	105
Stryker
4.625%, 03/15/2046	30	32
3.500%, 03/15/2026	25	26
3.375%, 05/15/2024	100	104
3.375%, 11/01/2025	200	208
2.000%, 03/08/2019	30	30
Team Health
7.250%, 12/15/2023 (A)	75	85
Tenet Healthcare
8.125%, 04/01/2022	350	342
6.750%, 06/15/2023	428	393
6.000%, 10/01/2020	200	211
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	100	101

20	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	$100	$105
Teva Pharmaceutical Finance Netherlands
III BV
4.100%, 10/01/2046	100	93
3.150%, 10/01/2026	55	53
2.800%, 07/21/2023	200	197
2.200%, 07/21/2021	200	198
Teva Pharmaceuticals
1.700%, 07/19/2019	40	40
Thermo Fisher Scientific
4.150%, 02/01/2024	150	162
3.600%, 08/15/2021	100	106
3.150%, 01/15/2023	100	102
2.950%, 09/19/2026	55	54
UnitedHealth Group
6.875%, 02/15/2038	100	140
6.000%, 02/15/2018	200	212
4.750%, 07/15/2045	50	58
4.625%, 07/15/2035	200	228
4.375%, 03/15/2042	150	163
3.950%, 10/15/2042	100	102
3.875%, 10/15/2020	100	108
3.750%, 07/15/2025	50	54
2.700%, 07/15/2020	130	134
1.900%, 07/16/2018	60	60
Universal Hospital Services
7.625%, 08/15/2020	100	96
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (A)	250	215
6.125%, 04/15/2025 (A)	600	474
5.875%, 05/15/2023 (A)	575	453
Vizient
10.375%, 03/01/2024 (A)	80	89
WellCare Health Plans
5.750%, 11/15/2020	125	129
Wyeth
5.950%, 04/01/2037	200	258
Zimmer Biomet Holdings
4.450%, 08/15/2045	100	99
4.250%, 08/15/2035	100	99
3.550%, 04/01/2025	100	102
2.700%, 04/01/2020	100	102
Zoetis
4.500%, 11/13/2025	50	55
3.450%, 11/13/2020	25	26
1.875%, 02/01/2018	100	100

		34,645

Industrials — 2.7%
3M MTN
5.700%, 03/15/2037	100	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 09/19/2046	$100	$94
3.000%, 08/07/2025	50	53
1.375%, 08/07/2018	50	50
ABB Finance
2.875%, 05/08/2022	100	104
ACCO Brands
6.750%, 04/30/2020	100	105
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	50	40
ADS Waste Holdings
8.250%, 10/01/2020	50	52
ADT
6.250%, 10/15/2021	200	219
4.875%, 07/15/2032 (A)	100	85
3.500%, 07/15/2022	100	94
AECOM
5.875%, 10/15/2024	50	53
5.750%, 10/15/2022	200	210
AerCap Ireland Capital
4.625%, 10/30/2020	150	158
4.500%, 05/15/2021	150	156
3.950%, 02/01/2022	175	178
3.750%, 05/15/2019	175	180
Ahern Rentals
7.375%, 05/15/2023 (A)	138	90
Air Lease
3.750%, 02/01/2022	100	105
3.375%, 06/01/2021	35	36
2.625%, 09/04/2018	100	101
Aircastle
6.250%, 12/01/2019	100	109
5.500%, 02/15/2022	100	107
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	207
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (A)	200	182
Allison Transmission
5.000%, 10/01/2024 (A)	145	148
American Airlines Group
5.500%, 10/01/2019 (A)	150	155
4.625%, 03/01/2020 (A)	100	101
American Airlines Pass-Through Trust,
Ser 2015-2, Cl AA
3.600%, 09/22/2027	98	103
American Airlines Pass-Through Trust,
Ser 2016-3, Cl AA
3.000%, 10/15/2028	100	101
Amsted Industries
5.000%, 03/15/2022 (A)	50	50
Avis Budget Car Rental
5.500%, 04/01/2023	150	149

Adviser Managed Trust / Quarterly Report / October 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BCD Acquisition
9.625%, 09/15/2023 (A)	$95	$98
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	100	87
Boeing
4.875%, 02/15/2020	100	111
3.500%, 03/01/2045	100	98
0.950%, 05/15/2018	200	199
Bombardier
7.500%, 03/15/2025 (A)	260	232
6.125%, 01/15/2023 (A)	100	87
6.000%, 10/15/2022 (A)	250	222
Brand Energy & Infrastructure Services
8.500%, 12/01/2021 (A)	100	100
Builders FirstSource
5.625%, 09/01/2024 (A)	185	187
Burlington Northern Santa Fe
4.900%, 04/01/2044	150	174
4.700%, 10/01/2019	100	109
4.550%, 09/01/2044	100	111
4.150%, 04/01/2045	150	159
3.850%, 09/01/2023	200	218
3.400%, 09/01/2024	150	159
3.000%, 04/01/2025	100	103
Canadian National Railway
4.500%, 11/07/2043	50	57
3.200%, 08/02/2046	100	94
2.950%, 11/21/2024	150	157
Canadian Pacific Railway
9.450%, 08/01/2021	75	97
6.125%, 09/15/2115	30	36
4.800%, 09/15/2035	20	22
2.900%, 02/01/2025	200	204
Caterpillar
4.300%, 05/15/2044	100	108
3.900%, 05/27/2021	100	109
3.803%, 08/15/2042	100	101
3.400%, 05/15/2024	150	159
Caterpillar Financial Services
1.700%, 08/09/2021	50	49
Caterpillar Financial Services MTN
7.150%, 02/15/2019	100	112
2.100%, 06/09/2019	200	203
Cenveo
6.000%, 08/01/2019 (A)	100	88
Clean Harbors
5.250%, 08/01/2020	100	102
5.125%, 06/01/2021	150	154
CNH Industrial
4.500%, 08/15/2023	100	101
CNH Industrial Capital
4.375%, 11/06/2020	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 07/16/2018	$100	$101
Cortes NP Acquisition
9.250%, 10/15/2024 (A)	140	146
CSX
4.250%, 11/01/2066	50	48
4.100%, 03/15/2044	75	77
3.800%, 11/01/2046	50	48
3.700%, 10/30/2020	128	136
3.400%, 08/01/2024	150	159
2.600%, 11/01/2026	50	49
Deere
3.900%, 06/09/2042	100	105
2.600%, 06/08/2022	50	51
DigitalGlobe
5.250%, 02/01/2021 (A)	100	101
Dover
5.375%, 03/01/2041	100	124
Eaton
4.150%, 11/02/2042	100	103
4.000%, 11/02/2032	100	104
2.750%, 11/02/2022	150	153
Emerson Electric
5.000%, 04/15/2019	70	76
2.625%, 02/15/2023	125	128
Equifax
2.300%, 06/01/2021	50	50
FedEx
5.100%, 01/15/2044	50	57
4.550%, 04/01/2046	100	107
4.000%, 01/15/2024	200	219
3.900%, 02/01/2035	100	99
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	200	201
Fluor
3.500%, 12/15/2024	200	211
Fortive
3.150%, 06/15/2026 (A)	200	202
Gardner Denver
6.875%, 08/15/2021 (A)	50	49
Gates Global
6.000%, 07/15/2022 (A)	200	189
GATX
3.250%, 09/15/2026	100	98
2.600%, 03/30/2020	100	101
GCP Applied Technologies
9.500%, 02/01/2023 (A)	100	113
GE Capital International Funding
4.418%, 11/15/2035	751	819
2.342%, 11/15/2020	1,000	1,020
General Cable
5.750%, 10/01/2022	100	95

22	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Dynamics
2.250%, 11/15/2022	$100	$101
1.000%, 11/15/2017	50	50
General Electric
5.250%, 12/06/2017	200	209
4.500%, 03/11/2044	200	225
2.700%, 10/09/2022	250	258
General Electric MTN
6.875%, 01/10/2039	115	169
6.750%, 03/15/2032	101	139
5.875%, 01/14/2038	200	261
5.300%, 02/11/2021	125	142
GFL Environmental
9.875%, 02/01/2021 (A)	130	142
Griffon
5.250%, 03/01/2022	100	101
H&E Equipment Services
7.000%, 09/01/2022	150	158
HD Supply
5.750%, 04/15/2024 (A)	200	210
5.250%, 12/15/2021 (A)	135	143
Herc Rentals
7.750%, 06/01/2024 (A)	67	67
7.500%, 06/01/2022 (A)	180	180
Hertz
5.875%, 10/15/2020	100	103
5.500%, 10/15/2024 (A)	140	136
Honeywell International
5.300%, 03/01/2018	200	211
2.500%, 11/01/2026	50	49
1.850%, 11/01/2021	50	50
1.400%, 10/30/2019	50	50
Hubbell
3.350%, 03/01/2026	50	51
Huntington Ingalls Industries
5.000%, 11/15/2025 (A)	200	210
Icahn Enterprises
6.000%, 08/01/2020	250	245
5.875%, 02/01/2022	150	143
4.875%, 03/15/2019	200	199
IHS Markit
5.000%, 11/01/2022 (A)	110	116
Illinois Tool Works
3.500%, 03/01/2024	100	108
1.950%, 03/01/2019	100	101
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	100	122
4.250%, 06/15/2023	150	164
International Lease Finance
7.125%, 09/01/2018 (A)	500	544
JB Hunt Transport Services
3.300%, 08/15/2022	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
John Deere Capital
2.550%, 01/08/2021	$100	$103
John Deere Capital MTN
3.350%, 06/12/2024	200	212
2.800%, 03/06/2023	100	103
1.350%, 01/16/2018	250	251
1.250%, 10/09/2019	100	99
Johnson Controls
4.950%, 07/02/2064	25	25
4.625%, 07/02/2044	100	106
3.625%, 07/02/2024	100	106
Kansas City Southern
4.950%, 08/15/2045	100	110
KLX
5.875%, 12/01/2022 (A)	245	249
Koninklijke Philips
3.750%, 03/15/2022	150	162
L-3 Communications
5.200%, 10/15/2019	100	109
4.950%, 02/15/2021	100	109
Lockheed Martin
4.700%, 05/15/2046	100	113
4.500%, 05/15/2036	100	112
4.250%, 11/15/2019	100	108
4.070%, 12/15/2042	150	155
3.800%, 03/01/2045	100	99
3.550%, 01/15/2026	100	106
2.900%, 03/01/2025	25	25
2.500%, 11/23/2020	100	103
Masco
4.450%, 04/01/2025	145	151
4.375%, 04/01/2026	70	73
Navios Maritime Holdings
7.375%, 01/15/2022 (A)	100	52
Nielsen Finance
5.000%, 04/15/2022 (A)	450	459
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	100	104
Norfolk Southern
4.450%, 06/15/2045	100	109
3.950%, 10/01/2042	100	100
3.850%, 01/15/2024	200	216
2.900%, 06/15/2026	35	35
Northrop Grumman
4.750%, 06/01/2043	25	28
3.850%, 04/15/2045	100	101
3.250%, 08/01/2023	150	159
1.750%, 06/01/2018	50	50
Novelis
6.250%, 08/15/2024 (A)	190	198
5.875%, 09/30/2026 (A)	250	253

Adviser Managed Trust / Quarterly Report / October 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Owens Corning
4.200%, 12/01/2024	$100	$106
PACCAR Financial
1.400%, 05/18/2018	65	65
PACCAR Financial MTN
1.650%, 08/11/2021	50	50
1.300%, 05/10/2019	45	45
Parker-Hannifin MTN
4.200%, 11/21/2034	135	148
Pitney Bowes
3.375%, 10/01/2021	100	100
Ply Gem Industries
6.500%, 02/01/2022	150	157
Precision Castparts
2.500%, 01/15/2023	100	102
1.250%, 01/15/2018	100	100
Raytheon
3.125%, 10/15/2020	100	105
2.500%, 12/15/2022	100	103
Republic Services
3.550%, 06/01/2022	150	161
2.900%, 07/01/2026	30	30
Rexel
5.250%, 06/15/2020 (A)	100	103
Roper Technologies
3.850%, 12/15/2025	25	26
3.000%, 12/15/2020	100	104
Ryder System MTN
2.875%, 09/01/2020	50	51
2.650%, 03/02/2020	100	102
Schaeffler Finance MTN
4.250%, 05/15/2021 (A)	400	411
Sensata Technologies
5.000%, 10/01/2025 (A)	40	41
4.875%, 10/15/2023 (A)	100	104
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	200	217
Signode Industrial Group
6.375%, 05/01/2022 (A)	150	152
Southwest Airlines
2.750%, 11/06/2019	100	103
Spirit AeroSystems
3.850%, 06/15/2026	25	26
Stanley Black & Decker
5.750%, 12/15/2053 (B)	100	106
2.900%, 11/01/2022	100	104
Terex
6.000%, 05/15/2021	150	153
Textron
7.250%, 10/01/2019	125	142
TransDigm
6.500%, 07/15/2024	350	368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.375%, 06/15/2026 (A)	$177	$181
Tyco International Finance
3.900%, 02/14/2026	200	215
Union Pacific
4.821%, 02/01/2044	50	59
4.163%, 07/15/2022	100	112
4.050%, 03/01/2046	150	158
3.875%, 02/01/2055	100	96
2.250%, 02/15/2019	125	127
United Airlines Pass-Through Trust, Cl A
4.300%, 08/15/2025	135	146
United Airlines Pass-Through Trust, Cl AA
3.450%, 12/01/2027	50	53
United Airlines Pass-Through Trust, Ser 2016-1, Cl A
3.450%, 07/07/2028	30	31
United Airlines Pass-Through Trust, Ser 2016-1, Cl AA
3.100%, 07/07/2028	50	51
United Airlines Pass-Through Trust, Ser 2016-2, Cl AA
2.875%, 10/07/2028	100	100
United Parcel Service
6.200%, 01/15/2038	150	208
3.400%, 11/15/2046	50	49
3.125%, 01/15/2021	100	106
2.400%, 11/15/2026	50	49
United Rentals North America
6.125%, 06/15/2023	100	104
4.625%, 07/15/2023	385	398
United Technologies
6.125%, 07/15/2038	200	265
5.375%, 12/15/2017	100	105
4.500%, 04/15/2020	100	110
4.500%, 06/01/2042	100	109
4.150%, 05/15/2045	100	106
3.100%, 06/01/2022	250	264
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/2024	155	177
Verisk Analytics
5.500%, 06/15/2045	100	105
Waste Management
6.100%, 03/15/2018	100	106
4.750%, 06/30/2020	100	110
4.100%, 03/01/2045	50	53
3.125%, 03/01/2025	100	104
WESCO Distribution
5.375%, 12/15/2021	100	102
West
5.375%, 07/15/2022 (A)	200	193
Wise Metals Group
8.750%, 12/15/2018 (A)	100	99

24	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WW Grainger
4.600%, 06/15/2045	$50	$57
XPO Logistics
6.500%, 06/15/2022 (A)	255	265
6.125%, 09/01/2023 (A)	50	52

		31,628

Information Technology — 2.5%
Activision Blizzard
3.400%, 09/15/2026 (A)	50	50
2.300%, 09/15/2021 (A)	30	30
Adobe Systems
3.250%, 02/01/2025	150	156
Alibaba Group Holding
3.600%, 11/28/2024	200	206
2.500%, 11/28/2019	200	203
Alphabet
3.625%, 05/19/2021	100	109
Amkor Technology
6.375%, 10/01/2022	100	103
Analog Devices
3.900%, 12/15/2025	100	107
Apple
4.650%, 02/23/2046	200	220
4.500%, 02/23/2036	50	56
4.375%, 05/13/2045	150	159
3.850%, 05/04/2043	100	98
3.850%, 08/04/2046	35	34
3.450%, 05/06/2024	150	160
3.450%, 02/09/2045	100	92
3.250%, 02/23/2026	300	313
2.850%, 05/06/2021	175	183
2.850%, 02/23/2023	150	156
2.700%, 05/13/2022	200	206
2.500%, 02/09/2025	75	75
2.450%, 08/04/2026	100	98
2.250%, 02/23/2021	50	51
1.700%, 02/22/2019	20	20
1.550%, 02/07/2020	200	201
1.550%, 08/04/2021	100	99
1.100%, 08/02/2019	100	99
1.000%, 05/03/2018	200	200
Applied Materials
5.100%, 10/01/2035	35	41
3.900%, 10/01/2025	35	38
2.625%, 10/01/2020	50	51
Arrow Electronics
4.000%, 04/01/2025	100	100
Autodesk
4.375%, 06/15/2025	100	102
Automatic Data Processing
3.375%, 09/15/2025	25	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 09/15/2020	$50	$51
Avaya
10.500%, 03/01/2021 (A)	200	66
Avnet
4.625%, 04/15/2026	25	26
Baidu
2.750%, 06/09/2019	200	204
Belden
5.500%, 09/01/2022 (A)	50	51
BMC Software Finance
8.125%, 07/15/2021 (A)	350	320
Boxer Parent PIK
9.000%, 10/15/2019 (A)	100	92
CA
3.600%, 08/01/2020	50	52
Camelot Finance
7.875%, 10/15/2024 (A)	135	138
CDW
6.000%, 08/15/2022	50	53
5.500%, 12/01/2024	75	79
5.000%, 09/01/2023	131	134
Cisco Systems
5.900%, 02/15/2039	100	131
5.500%, 01/15/2040	100	127
4.950%, 02/15/2019	100	108
4.450%, 01/15/2020	300	326
2.950%, 02/28/2026	200	207
2.200%, 02/28/2021	50	51
1.850%, 09/20/2021	100	100
1.650%, 06/15/2018	100	101
1.600%, 02/28/2019	100	101
1.400%, 02/28/2018	100	100
CommScope
5.000%, 06/15/2021 (A)	150	153
CommScope Technologies Finance
6.000%, 06/15/2025 (A)	307	322
Corning
1.500%, 05/08/2018	100	100
Diamond 1 Finance
8.350%, 07/15/2046 (A)	100	121
8.100%, 07/15/2036 (A)	150	179
6.020%, 06/15/2026 (A)	200	218
5.875%, 06/15/2021 (A)	271	286
5.450%, 06/15/2023 (A)	115	123
4.420%, 06/15/2021 (A)	200	209
3.480%, 06/01/2019 (A)	200	205
eBay
3.450%, 08/01/2024	50	51
2.600%, 07/15/2022	100	100
2.200%, 08/01/2019	100	101
Electronic Arts
4.800%, 03/01/2026	50	55

Adviser Managed Trust / Quarterly Report / October 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 03/01/2021	$50	$53
EMC
2.650%, 06/01/2020	300	292
1.875%, 06/01/2018	350	345
Fidelity National Information Services
4.500%, 08/15/2046	25	24
3.625%, 10/15/2020	200	211
3.500%, 04/15/2023	100	104
3.000%, 08/15/2026	50	49
2.250%, 08/15/2021	30	30
First Data
7.000%, 12/01/2023 (A)	565	592
5.750%, 01/15/2024 (A)	400	406
5.000%, 01/15/2024 (A)	250	254
Fiserv
4.625%, 10/01/2020	100	109
Flex
4.750%, 06/15/2025	50	54
FLIR Systems
3.125%, 06/15/2021	150	153
Gogo Intermediate Holdings
12.500%, 07/01/2022 (A)	90	97
Harris
4.854%, 04/27/2035	35	38
3.832%, 04/27/2025	50	52
Hewlett Packard Enterprise
6.600%, 10/15/2045 (A)	50	52
6.450%, 10/15/2035 (A)	50	52
5.150%, 10/15/2025 (A)	100	107
4.650%, 10/15/2022 (A)	250	269
3.850%, 10/15/2020 (A)	50	53
3.100%, 10/05/2018 (A)	100	102
HP
4.300%, 06/01/2021	250	269
Hughes Satellite Systems
6.625%, 08/01/2026 (A)	85	84
5.250%, 08/01/2026 (A)	105	104
Inception Manager/Rackspace
8.625%, 11/15/2024 (A)	205	205
Infor Software Parent PIK
7.125%, 05/01/2021 (A)	150	152
Infor US
6.500%, 05/15/2022	301	311
Informatica
7.125%, 07/15/2023 (A)	151	141
Ingram Micro
4.950%, 12/15/2024	100	101
Intel
4.900%, 07/29/2045	40	46
4.800%, 10/01/2041	100	114
4.250%, 12/15/2042	150	159
3.700%, 07/29/2025	45	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 10/01/2021	$100	$106
2.700%, 12/15/2022	50	52
2.600%, 05/19/2026	150	151
2.450%, 07/29/2020	185	191
1.350%, 12/15/2017	100	100
International Business Machines
7.625%, 10/15/2018	200	224
4.700%, 02/19/2046	100	112
4.000%, 06/20/2042	100	102
3.625%, 02/12/2024	350	377
2.875%, 11/09/2022	100	104
2.250%, 02/19/2021	100	102
1.125%, 02/06/2018	100	100
KLA-Tencor
4.650%, 11/01/2024	100	109
Lam Research
2.750%, 03/15/2020	100	102
Mastercard
3.375%, 04/01/2024	100	106
Maxim Integrated Products
2.500%, 11/15/2018	200	203
Micron Technology
5.500%, 02/01/2025	150	147
5.250%, 08/01/2023 (A)	301	295
Microsoft
4.500%, 10/01/2040	100	111
4.450%, 11/03/2045	300	330
4.200%, 06/01/2019	100	108
4.000%, 02/12/2055	100	98
3.950%, 08/08/2056	150	146
3.750%, 02/12/2045	100	100
3.700%, 08/08/2046	100	98
3.500%, 02/12/2035	150	150
3.450%, 08/08/2036	100	99
2.700%, 02/12/2025	200	203
2.400%, 08/08/2026	200	196
2.375%, 02/12/2022	100	102
2.375%, 05/01/2023	100	101
2.000%, 11/03/2020	200	203
2.000%, 08/08/2023	100	99
1.625%, 12/06/2018	100	101
1.550%, 08/08/2021	100	99
1.100%, 08/08/2019	300	298
Motorola Solutions
4.000%, 09/01/2024	200	202
3.500%, 03/01/2023	100	100
NCR
6.375%, 12/15/2023	150	159
4.625%, 02/15/2021	100	101
NetApp
3.375%, 06/15/2021	150	156

26	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nuance Communications
5.375%, 08/15/2020 (A)	$125	$128
NVIDIA
3.200%, 09/16/2026	50	50
2.200%, 09/16/2021	30	30
NXP
4.125%, 06/01/2021 (A)	150	160
NXP BV
4.625%, 06/01/2023 (A)	200	219
3.875%, 09/01/2022 (A)	200	212
Open Text
5.875%, 06/01/2026 (A)	45	48
5.625%, 01/15/2023 (A)	140	145
Oracle
5.750%, 04/15/2018	350	373
5.375%, 07/15/2040	150	179
4.375%, 05/15/2055	100	103
4.300%, 07/08/2034	100	107
4.125%, 05/15/2045	100	101
4.000%, 07/15/2046	150	148
3.900%, 05/15/2035	170	173
3.850%, 07/15/2036	50	50
3.400%, 07/08/2024	100	106
2.950%, 05/15/2025	250	255
2.800%, 07/08/2021	175	182
2.650%, 07/15/2026	140	138
2.500%, 05/15/2022	150	152
2.400%, 09/15/2023	50	50
2.250%, 10/08/2019	50	51
1.900%, 09/15/2021	135	134
Plantronics
5.500%, 05/31/2023 (A)	126	128
PTC
6.000%, 05/15/2024	98	104
Qorvo
7.000%, 12/01/2025	95	104
QUALCOMM
4.800%, 05/20/2045	100	110
4.650%, 05/20/2035	200	217
3.450%, 05/20/2025	100	105
2.250%, 05/20/2020	100	102
Quintiles IMS
6.000%, 11/01/2020 (A)	50	51
5.000%, 10/15/2026 (A)	200	207
4.875%, 05/15/2023 (A)	140	144
Rackspace Hosting
6.500%, 01/15/2024 (A)	110	126
Riverbed Technology
8.875%, 03/01/2023 (A)	80	85
Sabre
5.375%, 04/15/2023 (A)	35	36
5.250%, 11/15/2023 (A)	145	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Seagate HDD Cayman
4.750%, 01/01/2025	$100	$95
3.750%, 11/15/2018	200	206
Solera
10.500%, 03/01/2024 (A)	300	335
SS&C Technologies Holdings
5.875%, 07/15/2023	142	149
Symantec
3.950%, 06/15/2022	200	204
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	100	104
Texas Instruments
1.850%, 05/15/2022	100	99
1.750%, 05/01/2020	100	101
Thomson Reuters
5.650%, 11/23/2043	200	227
3.850%, 09/29/2024	125	132
TIBCO Software
11.375%, 12/01/2021 (A)	150	145
Total System Services
3.750%, 06/01/2023	100	103
Tyco Electronics Group
2.350%, 08/01/2019	200	202
VeriSign
4.625%, 05/01/2023	150	154
Veritas US
10.500%, 02/01/2024 (A)	120	112
ViaSat
6.875%, 06/15/2020	100	103
Visa
4.300%, 12/14/2045	100	111
4.150%, 12/14/2035	130	144
3.150%, 12/14/2025	200	209
2.800%, 12/14/2022	100	104
2.200%, 12/14/2020	200	204
1.200%, 12/14/2017	25	25
Western Digital
10.500%, 04/01/2024 (A)	550	635
Western Union
3.650%, 08/22/2018	100	103
Xerox
6.350%, 05/15/2018	150	159
5.625%, 12/15/2019	100	109
Xilinx
3.000%, 03/15/2021	150	155
Zebra Technologies
7.250%, 10/15/2022	150	162

		29,513

Materials — 1.6%
Agrium
5.250%, 01/15/2045	70	77

Adviser Managed Trust / Quarterly Report / October 31, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 03/15/2035	$200	$196
Air Products & Chemicals
3.350%, 07/31/2024	100	107
Airgas
3.050%, 08/01/2020	100	104
Albemarle
4.150%, 12/01/2024	100	106
Aleris International
9.500%, 04/01/2021 (A)	100	107
Allegheny Technologies
7.875%, 08/15/2023	75	72
Anglo American Capital
4.125%, 09/27/2022 (A)	100	99
3.625%, 05/14/2020 (A)	300	301
ArcelorMittal
7.250%, 02/25/2022	100	113
6.125%, 06/01/2025	100	110
Arconic
5.125%, 10/01/2024	175	182
ARD Finance PIK
7.125%, 09/15/2023 (A)	100	99
Ardagh Packaging Finance Holdings
7.250%, 05/15/2024 (A)	275	290
4.625%, 05/15/2023 (A)	150	152
Ashland
4.750%, 08/15/2022	200	207
3.875%, 04/15/2018	100	102
Axalta Coating Systems
4.875%, 08/15/2024 (A)	150	152
Ball
5.250%, 07/01/2025	190	202
4.375%, 12/15/2020	60	64
4.000%, 11/15/2023	150	152
Barrick
5.250%, 04/01/2042	100	110
4.100%, 05/01/2023	16	17
Barrick North America Finance
4.400%, 05/30/2021	175	191
Bemis
3.100%, 09/15/2026	100	100
Berry Plastics
5.125%, 07/15/2023	125	127
BHP Billiton Finance
6.500%, 04/01/2019	100	111
5.000%, 09/30/2043	100	114
3.850%, 09/30/2023	150	163
Blue Cube Spinco
10.000%, 10/15/2025	100	120
9.750%, 10/15/2023	100	117
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	83	88

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BWAY Holding
9.125%, 08/15/2021 (A)	$50	$52
Cascades
5.500%, 07/15/2022 (A)	100	102
Celanese US Holdings
5.875%, 06/15/2021	30	34
4.625%, 11/15/2022	30	33
Celulosa Arauco y Constitucion
7.250%, 07/29/2019	100	114
CF Industries
5.375%, 03/15/2044	120	103
4.950%, 06/01/2043	120	99
3.450%, 06/01/2023	120	112
Chemours
7.000%, 05/15/2025	130	126
6.625%, 05/15/2023	180	175
Cliffs Natural Resources
8.250%, 03/31/2020 (A)	50	54
Consolidated Energy Finance
6.750%, 10/15/2019 (A)	200	200
Coveris Holdings
7.875%, 11/01/2019 (A)	100	103
CRH America
8.125%, 07/15/2018	66	73
Crown Americas
4.500%, 01/15/2023	100	102
CVR Partners
9.250%, 06/15/2023 (A)	85	83
Dow Chemical
8.550%, 05/15/2019	200	233
4.375%, 11/15/2042	100	100
4.250%, 11/15/2020	100	108
4.250%, 10/01/2034	100	103
3.500%, 10/01/2024	100	105
3.000%, 11/15/2022	50	51
E.I. du Pont de Nemours
6.000%, 07/15/2018	100	108
4.625%, 01/15/2020	100	109
2.800%, 02/15/2023	100	101
Eastman Chemical
4.650%, 10/15/2044	100	101
Ecolab
4.350%, 12/08/2021	100	111
3.700%, 11/01/2046	25	25
2.700%, 11/01/2026	20	20
Eldorado
6.125%, 12/15/2020 (A)	150	151
First Quantum Minerals
7.250%, 05/15/2022 (A)	250	237
7.000%, 02/15/2021 (A)	50	47
6.750%, 02/15/2020 (A)	200	192

28	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FMG Resources
9.750%, 03/01/2022 (A)	$346	$401
Freeport-McMoRan
5.450%, 03/15/2043	350	291
3.875%, 03/15/2023	150	135
3.550%, 03/01/2022	400	367
Georgia-Pacific
8.875%, 05/15/2031	100	157
Goldcorp
3.700%, 03/15/2023	100	103
Hexion
6.625%, 04/15/2020	300	263
HudBay Minerals
9.500%, 10/01/2020	250	256
Huntsman International
4.875%, 11/15/2020	100	104
INEOS Group Holdings
5.875%, 02/15/2019 (A)	100	102
5.625%, 08/01/2024 (A)	200	198
International Paper
7.950%, 06/15/2018	59	65
7.500%, 08/15/2021	100	123
5.150%, 05/15/2046	100	108
4.800%, 06/15/2044	100	102
4.750%, 02/15/2022	100	111
INVISTA Finance
4.250%, 10/15/2019 (A)	100	100
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	125	137
Kinross
5.125%, 09/01/2021	100	104
Lubrizol
6.500%, 10/01/2034	100	132
Lundin Mining
7.500%, 11/01/2020 (A)	20	21
LYB International Finance
4.875%, 03/15/2044	50	53
LyondellBasell Industries
5.000%, 04/15/2019	200	214
4.625%, 02/26/2055	100	95
Martin Marietta Materials
4.250%, 07/02/2024	100	105
Momentive Performance Materials
3.880%, 10/24/2021	145	129
Monsanto
4.700%, 07/15/2064	50	47
4.400%, 07/15/2044	150	149
3.375%, 07/15/2024	100	103
Mosaic
4.250%, 11/15/2023	125	128
New Gold
6.250%, 11/15/2022 (A)	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Newmont Mining
6.250%, 10/01/2039	$50	$59
4.875%, 03/15/2042	125	129
3.500%, 03/15/2022	100	106
Nucor
6.400%, 12/01/2037	100	122
4.000%, 08/01/2023	100	108
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	70	75
5.000%, 01/15/2022 (A)	115	120
Platform Specialty Products
10.375%, 05/01/2021 (A)	200	216
6.500%, 02/01/2022 (A)	68	66
PolyOne
5.250%, 03/15/2023	100	102
Potash Corp of Saskatchewan
3.625%, 03/15/2024	50	52
3.000%, 04/01/2025	100	98
PQ
6.750%, 11/15/2022 (A)	177	191
Praxair
3.200%, 01/30/2026	100	105
2.450%, 02/15/2022	200	205
Resolute Forest Products
5.875%, 05/15/2023	100	85
Reynolds Group Issuer
8.250%, 02/15/2021	200	209
5.750%, 10/15/2020	500	513
5.125%, 07/15/2023 (A)	200	205
Rio Tinto Finance USA
4.125%, 08/21/2042	100	101
3.750%, 09/20/2021	20	21
3.750%, 06/15/2025	350	373
3.500%, 03/22/2022	26	28
RPM International
5.250%, 06/01/2045	50	51
Sherwin-Williams
1.350%, 12/15/2017	100	100
Silgan Holdings
5.000%, 04/01/2020	100	102
Sonoco Products
5.750%, 11/01/2040	100	115
Southern Copper
6.750%, 04/16/2040	100	109
5.375%, 04/16/2020	200	219
3.875%, 04/23/2025	60	60
Standard Industries
6.000%, 10/15/2025 (A)	150	160
5.375%, 11/15/2024 (A)	250	259
Steel Dynamics
5.500%, 10/01/2024	100	106
5.125%, 10/01/2021	100	104

Adviser Managed Trust / Quarterly Report / October 31, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teck Resources
8.500%, 06/01/2024 (A)	$50	$58
8.000%, 06/01/2021 (A)	38	42
3.750%, 02/01/2023	250	236
TPC Group
8.750%, 12/15/2020 (A)	35	29
Tronox Finance
7.500%, 03/15/2022 (A)	138	123
6.375%, 08/15/2020	100	90
United States Steel
8.375%, 07/01/2021 (A)	175	186
Vale
5.625%, 09/11/2042	100	87
Vale Overseas
6.875%, 11/21/2036	150	151
6.250%, 08/10/2026	50	54
5.875%, 06/10/2021	100	107
4.625%, 09/15/2020	50	51
4.375%, 01/11/2022	125	125
Valspar
7.250%, 06/15/2019	100	113
Vulcan Materials
7.500%, 06/15/2021	100	121
WestRock RKT
4.000%, 03/01/2023	200	210
WR Grace & Company
5.125%, 10/01/2021 (A)	100	106

		18,786

Real Estate — 0.8%
Alexandria Real Estate Equities
4.600%, 04/01/2022	350	380
American Campus Communities Operating
Partnership
3.350%, 10/01/2020	50	52
American Tower
4.000%, 06/01/2025	100	105
3.450%, 09/15/2021	150	157
3.375%, 10/15/2026	150	149
2.800%, 06/01/2020	100	102
AvalonBay Communities MTN
3.500%, 11/15/2024	100	104
3.500%, 11/15/2025	100	104
Boston Properties
3.700%, 11/15/2018	150	156
3.125%, 09/01/2023	150	152
Brandywine Operating Partnership
4.100%, 10/01/2024	50	51
Brixmor Operating Partnership
4.125%, 06/15/2026	25	26
3.875%, 08/15/2022	30	31
3.250%, 09/15/2023	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Communications Sales & Leasing
8.250%, 10/15/2023	$210	$222
6.000%, 04/15/2023 (A)	33	34
Corporate Office Properties
5.000%, 07/01/2025	50	53
Crown Castle International
5.250%, 01/15/2023	125	140
4.450%, 02/15/2026	65	70
3.400%, 02/15/2021	55	57
2.250%, 09/01/2021	55	55
CubeSmart
3.125%, 09/01/2026	50	49
DDR
3.625%, 02/01/2025	100	100
Digital Realty Trust
3.950%, 07/01/2022	100	106
Duke Realty
3.875%, 10/15/2022	150	159
DuPont Fabros Technology
5.875%, 09/15/2021	50	52
Equinix
5.875%, 01/15/2026	150	160
5.375%, 01/01/2022	145	154
5.375%, 04/01/2023	150	157
ERP Operating
3.375%, 06/01/2025	100	104
2.375%, 07/01/2019	150	153
Essex Portfolio
3.375%, 04/15/2026	100	101
Federal Realty Investment Trust
4.500%, 12/01/2044	50	54
FelCor Lodging
5.625%, 03/01/2023	100	103
GLP Capital
5.375%, 11/01/2023	100	107
5.375%, 04/15/2026	200	212
4.875%, 11/01/2020	100	107
HCP
5.375%, 02/01/2021	200	223
4.000%, 12/01/2022	50	53
4.000%, 06/01/2025	100	102
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	40
Highwoods Realty
3.200%, 06/15/2021	100	103
Hospitality Properties Trust
4.500%, 03/15/2025	50	51
Host Hotels & Resorts
4.000%, 06/15/2025	65	66
Howard Hughes
6.875%, 10/01/2021 (A)	100	106

30	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Iron Mountain
6.000%, 10/01/2020 (A)	$120	$127
6.000%, 08/15/2023	100	106
5.750%, 08/15/2024	200	205
iStar
5.000%, 07/01/2019	150	150
4.000%, 11/01/2017	100	100
Kennedy-Wilson
5.875%, 04/01/2024	190	192
Kilroy Realty
4.375%, 10/01/2025	100	107
Kimco Realty
3.200%, 05/01/2021	370	383
Lamar Media
5.375%, 01/15/2024	100	105
5.000%, 05/01/2023	100	105
Liberty Property
3.375%, 06/15/2023	95	97
Mack-Cali Realty
3.150%, 05/15/2023	100	94
Mid-America Apartments
4.000%, 11/15/2025	50	53
MPT Operating Partnership
6.375%, 03/01/2024	100	108
5.250%, 08/01/2026	75	76
National Retail Properties
4.000%, 11/15/2025	65	69
Omega Healthcare Investors
5.250%, 01/15/2026	100	106
4.500%, 01/15/2025	50	51
Prologis
3.750%, 11/01/2025	65	70
QCP SNF West
8.125%, 11/01/2023 (A)	130	131
Realogy Group
5.250%, 12/01/2021 (A)	100	105
4.875%, 06/01/2023 (A)	50	50
Realty Income
4.650%, 08/01/2023	150	166
3.250%, 10/15/2022	160	166
Regency Centers
3.900%, 11/01/2025	30	31
Sabra Health Care
5.500%, 02/01/2021	100	104
Select Income
4.500%, 02/01/2025	100	101
Simon Property Group
5.650%, 02/01/2020	250	278
3.500%, 09/01/2025	150	159
2.500%, 09/01/2020	100	103
Tanger Properties
3.125%, 09/01/2026	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UDR MTN
3.750%, 07/01/2024	$100	$105
Ventas Realty
3.250%, 10/15/2026	50	49
2.700%, 04/01/2020	280	286
Vereit Operating Partnership
4.875%, 06/01/2026	157	165
4.600%, 02/06/2024	50	52
3.000%, 02/06/2019	100	101
Weingarten Realty Investors
3.250%, 08/15/2026	50	49
Welltower
6.500%, 03/15/2041	70	87
4.950%, 01/15/2021	145	160
4.250%, 04/01/2026	50	53
Weyerhaeuser
7.375%, 03/15/2032	100	132
WP Carey
4.600%, 04/01/2024	150	156

		10,014

Telecommunication Services — 2.2%
Acosta
7.750%, 10/01/2022 (A)	100	86
Altice Financing
7.500%, 05/15/2026 (A)	425	438
6.625%, 02/15/2023 (A)	200	206
6.500%, 01/15/2022 (A)	150	157
Altice Luxembourg
7.750%, 05/15/2022 (A)	500	522
7.625%, 02/15/2025 (A)	250	260
Altice US Finance I
5.500%, 05/15/2026 (A)	328	335
5.375%, 07/15/2023 (A)	150	153
America Movil
6.375%, 03/01/2035	200	243
6.125%, 03/30/2040	100	120
5.000%, 03/30/2020	250	274
AT&T
6.500%, 09/01/2037	585	700
6.000%, 08/15/2040	100	114
5.800%, 02/15/2019	100	109
5.650%, 02/15/2047	50	55
5.500%, 02/01/2018	200	210
5.150%, 03/15/2042	250	258
5.000%, 03/01/2021	150	165
4.800%, 06/15/2044	100	98
4.750%, 05/15/2046	235	230
4.500%, 05/15/2035	250	248
4.350%, 06/15/2045	100	92
4.125%, 02/17/2026	250	262
3.950%, 01/15/2025	100	104

Adviser Managed Trust / Quarterly Report / October 31, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 03/11/2024	$100	$105
3.800%, 03/15/2022	150	158
3.600%, 02/17/2023	50	51
3.400%, 05/15/2025	350	349
3.000%, 02/15/2022	150	152
3.000%, 06/30/2022	200	203
2.800%, 02/17/2021	50	51
2.450%, 06/30/2020	200	201
1.750%, 01/15/2018	200	200
British Telecommunications
9.375%, 12/15/2030	150	241
CenturyLink
5.800%, 03/15/2022	250	254
5.625%, 04/01/2020	200	213
Cequel Communications Holdings
6.375%, 09/15/2020 (A)	200	206
5.125%, 12/15/2021 (A)	200	195
Consolidated Communications
6.500%, 10/01/2022	100	99
Deutsche Telekom International Finance
8.750%, 06/15/2030	200	305
Frontier Communications
11.000%, 09/15/2025	570	584
10.500%, 09/15/2022	410	426
8.875%, 09/15/2020	150	159
Grupo Televisa
6.000%, 05/15/2018	100	107
5.000%, 05/13/2045	200	189
Inmarsat Finance
4.875%, 05/15/2022 (A)	200	189
Intelsat Jackson Holdings
8.000%, 02/15/2024 (A)	200	201
5.500%, 08/01/2023	300	199
Intelsat Luxembourg
7.750%, 06/01/2021	200	65
Koninklijke
8.375%, 10/01/2030	50	68
Level 3 Financing
5.375%, 08/15/2022	150	154
5.375%, 01/15/2024	140	143
5.375%, 05/01/2025	200	203
MHGE Parent
8.500%, 08/01/2019 (A)	119	120
Millicom International Cellular
6.625%, 10/15/2021 (A)	100	105
6.000%, 03/15/2025 (A)	200	202
Orange
9.000%, 03/01/2031	100	157
5.500%, 02/06/2044	25	30
2.750%, 02/06/2019	200	205
1.625%, 11/03/2019	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Outfront Media Capital
5.250%, 02/15/2022	$200	$207
Qwest
6.750%, 12/01/2021	100	111
Rogers Communications
6.800%, 08/15/2018	100	109
5.000%, 03/15/2044	100	113
Sable International Finance
6.875%, 08/01/2022 (A)	200	207
SBA Communications
4.875%, 07/15/2022	200	204
4.875%, 09/01/2024 (A)	150	150
SFR Group
7.375%, 05/01/2026 (A)	750	757
6.250%, 05/15/2024 (A)	225	225
6.000%, 05/15/2022 (A)	700	718
SoftBank Group
4.500%, 04/15/2020 (A)	400	411
Sprint
7.875%, 09/15/2023	750	742
7.125%, 06/15/2024	350	329
Sprint Communications
9.000%, 11/15/2018 (A)	500	550
Telecom Italia
5.303%, 05/30/2024 (A)	200	203
Telefonica Emisiones
7.045%, 06/20/2036	100	126
5.134%, 04/27/2020	100	110
3.192%, 04/27/2018	300	306
T-Mobile
6.625%, 04/01/2023	300	319
6.500%, 01/15/2026	350	384
6.250%, 04/01/2021	250	260
Unitymedia GmbH
6.125%, 01/15/2025 (A)	200	208
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	203
UPCB Finance VI
6.875%, 01/15/2022 (A)	120	125
Verizon Communications
6.550%, 09/15/2043	157	206
5.012%, 08/21/2054	379	391
4.862%, 08/21/2046	150	159
4.672%, 03/15/2055	117	114
4.522%, 09/15/2048	453	450
4.500%, 09/15/2020	500	544
4.272%, 01/15/2036	600	602
4.150%, 03/15/2024	450	488
3.650%, 09/14/2018	200	207
3.500%, 11/01/2024	500	521
2.625%, 02/21/2020	298	304

32	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Videotron
5.375%, 06/15/2024 (A)	$100	$105
5.000%, 07/15/2022	100	104
Virgin Media Secured Finance
5.375%, 04/15/2021 (A)	180	186
5.250%, 01/15/2026 (A)	250	247
Vodafone Group
6.150%, 02/27/2037	200	238
2.950%, 02/19/2023	300	303
WideOpenWest Finance
10.250%, 07/15/2019	150	157
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	600	617
4.750%, 07/15/2020 (A)	200	201
Windstream Services
6.375%, 08/01/2023	150	133
WMG Acquisition
6.750%, 04/15/2022 (A)	100	106
Zayo Group
6.375%, 05/15/2025	100	105
6.000%, 04/01/2023	270	284
Ziggo Bond Finance BV
6.000%, 01/15/2027 (A)	200	196
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	300	296

		26,369

Utilities — 1.8%
AES
7.375%, 07/01/2021	100	113
4.875%, 05/15/2023	200	198
Alabama Power
3.750%, 03/01/2045	100	102
Ameren
2.700%, 11/15/2020	100	103
Ameren Illinois
3.250%, 03/01/2025	100	106
American Electric Power
1.650%, 12/15/2017	100	100
American Water Capital
6.593%, 10/15/2037	100	140
AmeriGas Finance
7.000%, 05/20/2022	100	105
AmeriGas Partners
5.875%, 08/20/2026	120	126
5.625%, 05/20/2024	120	126
Appalachian Power
7.000%, 04/01/2038	100	137
4.450%, 06/01/2045	100	108
3.400%, 06/01/2025	100	105
Arizona Public Service
2.200%, 01/15/2020	150	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Atmos Energy
4.125%, 10/15/2044	$100	$104
Baltimore Gas & Electric
2.400%, 08/15/2026	50	49
Berkshire Hathaway Energy
6.500%, 09/15/2037	350	476
6.125%, 04/01/2036	200	262
2.000%, 11/15/2018	200	202
Black Hills
3.950%, 01/15/2026	100	106
Calpine
6.000%, 01/15/2022 (A)	200	209
5.750%, 01/15/2025	200	195
5.375%, 01/15/2023	200	198
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	200	230
CenterPoint Energy Resources
4.500%, 01/15/2021	100	107
Cleco Corporate Holdings
4.973%, 05/01/2046 (A)	35	38
3.743%, 05/01/2026 (A)	50	51
CMS Energy
2.950%, 02/15/2027	50	50
Commonwealth Edison
3.700%, 03/01/2045	50	50
Connecticut Light & Power
4.150%, 06/01/2045	100	108
Consolidated Edison
2.000%, 05/15/2021	30	30
Consolidated Edison of New York
6.300%, 08/15/2037	100	133
5.850%, 04/01/2018	100	106
4.450%, 03/15/2044	200	222
3.850%, 06/15/2046	50	51
Consumers Energy
4.350%, 08/31/2064	100	109
3.950%, 05/15/2043	50	53
2.850%, 05/15/2022	100	104
Dominion Gas Holdings
4.600%, 12/15/2044	25	27
3.600%, 12/15/2024	100	105
2.500%, 12/15/2019	50	51
Dominion Resources
5.200%, 08/15/2019	100	109
4.050%, 09/15/2042	100	99
2.850%, 08/15/2026	30	30
2.750%, 09/15/2022	250	255
2.500%, 12/01/2019	100	102
DPL
7.250%, 10/15/2021	100	104
DTE Electric
3.700%, 03/15/2045	50	51

Adviser Managed Trust / Quarterly Report / October 31, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 06/01/2046	$50	$52
DTE Energy
3.300%, 06/15/2022	50	53
2.850%, 10/01/2026	50	49
2.400%, 12/01/2019	125	127
Duke Energy
3.750%, 04/15/2024	100	106
3.750%, 09/01/2046	300	284
Duke Energy Carolinas
4.250%, 12/15/2041	100	108
Duke Energy Florida
6.400%, 06/15/2038	450	622
Duke Energy Florida Project Finance
3.112%, 09/01/2036	50	48
Duke Energy Indiana
3.750%, 05/15/2046	50	50
Duke Energy Progress
5.300%, 01/15/2019	100	108
4.150%, 12/01/2044	50	54
Dynegy
7.625%, 11/01/2024	340	326
7.375%, 11/01/2022	240	231
6.750%, 11/01/2019	225	228
Edison International
2.950%, 03/15/2023	50	51
El Paso Electric
5.000%, 12/01/2044	50	57
Emera US Finance
4.750%, 06/15/2046 (A)	35	37
3.550%, 06/15/2026 (A)	235	240
2.150%, 06/15/2019 (A)	20	20
Enel
8.750%, 09/24/2073 (A)(B)	200	233
Entergy
5.125%, 09/15/2020	100	110
4.000%, 07/15/2022	100	107
2.950%, 09/01/2026	30	30
Entergy Arkansas
3.700%, 06/01/2024	100	107
Entergy Mississippi
2.850%, 06/01/2028	25	25
Eversource Energy
3.150%, 01/15/2025	100	103
Exelon
5.100%, 06/15/2045	100	113
3.950%, 06/15/2025	100	107
Exelon Generation
6.250%, 10/01/2039	300	325
5.600%, 06/15/2042	100	103
4.250%, 06/15/2022	100	106
2.950%, 01/15/2020	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FirstEnergy
2.750%, 03/15/2018	$50	$51
FirstEnergy Transmission
4.350%, 01/15/2025 (A)	175	185
Florida Power & Light
5.950%, 02/01/2038	200	266
4.050%, 10/01/2044	75	81
Georgia Power
4.300%, 03/15/2042	125	132
Great Plains Energy
4.850%, 06/01/2021	155	169
Idaho Power MTN
3.650%, 03/01/2045	25	25
Interstate Power & Light
3.700%, 09/15/2046	50	49
3.250%, 12/01/2024	100	104
ITC Holdings
3.250%, 06/30/2026	30	30
Kentucky Utilities
5.125%, 11/01/2040	194	237
MidAmerican Energy
2.400%, 03/15/2019	100	102
National Fuel Gas
5.200%, 07/15/2025	100	107
NextEra Energy Capital Holdings
2.400%, 09/15/2019	150	153
NiSource Finance
6.400%, 03/15/2018	105	112
5.950%, 06/15/2041	100	122
5.650%, 02/01/2045	50	62
Northern States Power
4.125%, 05/15/2044	200	219
2.200%, 08/15/2020	100	102
NRG Energy
7.250%, 05/15/2026 (A)	240	236
6.625%, 01/15/2027 (A)	175	164
6.250%, 07/15/2022	150	150
NRG Yield Operating
5.375%, 08/15/2024	100	102
NSTAR Electric
3.250%, 11/15/2025	50	53
2.700%, 06/01/2026	50	50
Oglethorpe Power
4.250%, 04/01/2046	25	26
Ohio Edison
6.875%, 07/15/2036	200	259
Oklahoma Gas & Electric
4.000%, 12/15/2044	50	51
Oncor Electric Delivery
3.750%, 04/01/2045	100	102
2.950%, 04/01/2025	50	51
2.150%, 06/01/2019	100	101

34	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ONE Gas
2.070%, 02/01/2019	$100	$101
Pacific Gas & Electric
8.250%, 10/15/2018	100	112
6.050%, 03/01/2034	400	525
5.800%, 03/01/2037	100	128
4.750%, 02/15/2044	50	58
4.300%, 03/15/2045	30	33
PacifiCorp
3.600%, 04/01/2024	100	108
Piedmont Natural Gas
3.640%, 11/01/2046	25	24
Potomac Electric Power
6.500%, 11/15/2037	100	138
PPL Capital Funding
3.400%, 06/01/2023	100	104
PPL Electric Utilities
4.150%, 10/01/2045	100	108
Progress Energy
4.400%, 01/15/2021	100	109
PSEG Power
8.625%, 04/15/2031	200	259
3.000%, 06/15/2021	100	102
Public Service Colorado
2.900%, 05/15/2025	100	103
Public Service Electric & Gas MTN
4.150%, 11/01/2045	50	55
4.050%, 05/01/2045	50	54
Public Service of Colorado
3.550%, 06/15/2046	50	49
San Diego Gas & Electric
6.000%, 06/01/2026	250	319
SCANA
4.125%, 02/01/2022	50	52
Sempra Energy
2.850%, 11/15/2020	100	103
2.400%, 03/15/2020	50	51
South Carolina Electric & Gas
5.100%, 06/01/2065	50	57
4.500%, 06/01/2064	100	103
Southern
4.400%, 07/01/2046	50	53
4.250%, 07/01/2036	30	31
3.250%, 07/01/2026	50	51
2.950%, 07/01/2023	25	26
2.350%, 07/01/2021	50	51
2.150%, 09/01/2019	250	253
1.850%, 07/01/2019	35	35
1.550%, 07/01/2018	30	30
Southern California Edison
5.950%, 02/01/2038	200	265
4.650%, 10/01/2043	100	117

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 10/01/2023	$100	$108
Southern California Gas
1.550%, 06/15/2018	100	100
Southern Gas Capital
3.500%, 09/15/2021	200	211
Southern Power
4.150%, 12/01/2025	100	107
2.375%, 06/01/2020	50	51
1.850%, 12/01/2017	100	100
1.500%, 06/01/2018	50	50
Southwestern Electric Power
3.900%, 04/01/2045	50	49
Suburban Propane Partners
5.500%, 06/01/2024	100	102
Talen Energy Supply
6.500%, 06/01/2025	178	149
4.625%, 07/15/2019 (A)	200	190
4.600%, 12/15/2021	100	82
TECO Finance
5.150%, 03/15/2020	100	109
TerraForm Global Operating
13.750%, 08/15/2022 (A)	100	104
TerraForm Power Operating
6.375%, 12/06/2016 (A)(C)	191	192
Union Electric
3.650%, 04/15/2045	100	101
Virginia Electric & Power
8.875%, 11/15/2038	150	250
4.200%, 05/15/2045	25	27
2.950%, 01/15/2022	300	314
WEC Energy Group
3.550%, 06/15/2025	100	106
2.450%, 06/15/2020	100	102
Westar Energy
4.250%, 12/01/2045	100	107
Wisconsin Electric Power
3.100%, 06/01/2025	100	104
Xcel Energy
4.700%, 05/15/2020	125	136

		20,692

Total Corporate Obligations (Cost $361,535) ($ Thousands)		368,486

U.S. TREASURY OBLIGATIONS — 27.2%
U.S. Treasury Bonds
6.250%, 08/15/2023	2,500	3,254
5.375%, 02/15/2031	500	710
5.000%, 05/15/2037	750	1,085
4.750%, 02/15/2037	750	1,051
4.750%, 02/15/2041	2,110	2,988

Adviser Managed Trust / Quarterly Report / October 31, 2016	35

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
4.500%, 02/15/2036	$6,000	$8,158
4.500%, 05/15/2038	150	205
4.375%, 05/15/2040	750	1,006
4.250%, 05/15/2039	250	330
3.875%, 08/15/2040	1,225	1,533
3.625%, 02/15/2044	4,680	5,688
3.375%, 05/15/2044	3,055	3,556
3.125%, 08/15/2044	800	890
3.000%, 11/15/2044	6,025	6,544
3.000%, 05/15/2045	700	760
3.000%, 11/15/2045	1,500	1,629
2.875%, 05/15/2043	3,125	3,317
2.875%, 08/15/2045	750	795
2.625%, 11/15/2020	3,500	3,693
2.500%, 02/15/2045	3,500	3,439
2.500%, 02/15/2046	2,700	2,649
2.500%, 05/15/2046	2,650	2,601
2.250%, 08/15/2046	2,000	1,860
U.S. Treasury Notes
4.250%, 11/15/2017	3,600	3,730
3.625%, 08/15/2019	1,500	1,609
3.625%, 02/15/2020	2,250	2,435
3.625%, 02/15/2021	7,500	8,240
3.500%, 05/15/2020	4,500	4,868
3.125%, 05/15/2021	6,250	6,750
2.750%, 11/15/2023	4,500	4,839
2.750%, 02/15/2024	750	807
2.625%, 08/15/2020	1,500	1,580
2.500%, 05/15/2024	7,450	7,891
2.250%, 07/31/2021	4,000	4,168
2.250%, 11/15/2024	5,000	5,198
2.250%, 11/15/2025	6,000	6,223
2.125%, 08/31/2020	9,000	9,316
2.125%, 01/31/2021	1,500	1,554
2.125%, 09/30/2021	2,500	2,591
2.125%, 05/15/2025	2,500	2,571
2.000%, 09/30/2020	7,000	7,215
2.000%, 10/31/2021	2,000	2,061
2.000%, 11/15/2021	5,000	5,153
2.000%, 02/15/2025	2,850	2,905
2.000%, 08/15/2025	5,200	5,289
1.750%, 09/30/2019	8,800	8,990
1.750%, 12/31/2020	3,500	3,572
1.750%, 01/31/2023	2,000	2,024
1.750%, 05/15/2023	1,750	1,768
1.625%, 07/31/2019	15,130	15,395
1.625%, 02/15/2026	2,650	2,606
1.625%, 05/15/2026	3,000	2,947
1.500%, 05/31/2019	6,650	6,741
1.500%, 05/31/2020	5,000	5,064
1.500%, 02/28/2023	750	747
1.500%, 03/31/2023	2,000	1,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 08/15/2026	$4,500	$4,366
1.375%, 02/29/2020	8,000	8,075
1.375%, 05/31/2020	750	756
1.375%, 01/31/2021	3,500	3,517
1.375%, 04/30/2021	4,000	4,014
1.375%, 05/31/2021	3,000	3,011
1.375%, 08/31/2023	1,500	1,478
1.375%, 09/30/2023	1,000	984
1.250%, 10/31/2018	1,500	1,511
1.250%, 11/15/2018	5,000	5,035
1.250%, 01/31/2019	1,500	1,511
1.250%, 03/31/2021	5,000	4,993
1.250%, 10/31/2021	2,000	1,994
1.125%, 01/15/2019	2,000	2,009
1.125%, 04/30/2020	1,000	1,000
1.125%, 02/28/2021	3,500	3,480
1.125%, 06/30/2021	5,000	4,958
1.125%, 07/31/2021	5,500	5,451
1.125%, 08/31/2021	500	496
1.125%, 09/30/2021	6,500	6,439
1.000%, 05/31/2018	5,000	5,014
1.000%, 09/30/2019	3,000	3,001
0.875%, 01/15/2018	9,750	9,766
0.875%, 03/31/2018	4,000	4,005
0.875%, 05/31/2018	1,000	1,001
0.875%, 07/15/2018	2,000	2,001
0.875%, 06/15/2019	2,000	1,995
0.750%, 01/31/2018	2,000	2,000
0.750%, 02/28/2018	2,100	2,099
0.750%, 04/15/2018	4,250	4,247
0.750%, 04/30/2018	2,000	1,999
0.750%, 07/31/2018	2,000	1,997
0.750%, 08/31/2018	2,000	1,996
0.625%, 11/30/2017	6,500	6,492
0.625%, 06/30/2018	2,000	1,994

Total U.S. Treasury Obligations (Cost $315,551) ($ Thousands)		321,265

MORTGAGE-BACKED SECURITIES — 22.1%

Agency Mortgage-Backed Obligations — 21.5%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	1,924	2,179
5.000%, 09/01/2023 to 11/01/2041	2,993	3,314
4.500%, 08/01/2040 to 02/01/2045	3,775	4,132
4.000%, 03/01/2019 to 12/01/2045	9,339	10,081
3.500%, 10/01/2020 to 04/01/2046	17,336	18,230
3.000%, 09/01/2029 to 10/01/2046	17,391	18,000
2.500%, 10/01/2029 to 10/01/2031	5,295	5,452

36	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	$755	$816
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	760	824
FHLMC Multifamily Structured Pass-Through Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (B)	500	538
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A2
3.389%, 03/25/2024	750	815
FHLMC Multifamily Structured Pass-Through Certificates, Ser K050, Cl A2
3.334%, 08/25/2025 (B)	900	974
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl A2
2.699%, 05/25/2018	99	101
FHLMC TBA
4.000%, 11/01/2040	1,000	1,070
3.500%, 11/15/2041	2,000	2,099
3.000%, 11/01/2042	2,750	2,831
2.500%, 11/15/2027	800	823
FNMA
6.000%, 07/01/2036 to 10/01/2039	1,170	1,341
5.500%, 01/01/2035 to 09/01/2041	3,305	3,752
5.000%, 07/01/2040 to 05/01/2042	3,647	4,046
4.500%, 04/01/2019 to 06/01/2044	7,044	7,733
4.000%, 09/01/2018 to 04/01/2046	18,848	20,142
3.500%, 01/01/2027 to 05/01/2046	30,107	31,652
3.000%, 08/01/2029 to 10/01/2046	29,108	30,137
2.500%, 07/01/2028 to 03/01/2043	8,943	9,204
1.875%, 09/24/2026	300	292
FNMA TBA
3.000%, 11/15/2042	2,475	2,548
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	500	519
FNMA, Ser 2014-M11, Cl 2A
3.308%, 08/25/2026 (B)	970	1,036
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	357
GNMA
6.500%, 11/15/2038	116	140
5.500%, 01/15/2033 to 10/20/2043	1,534	1,736
5.000%, 10/15/2033 to 10/20/2044	2,574	2,852
4.500%, 04/15/2040 to 10/20/2045	5,468	5,979
4.000%, 04/15/2040 to 06/20/2046	11,254	12,069
3.500%, 06/20/2042 to 07/20/2046	24,411	25,906
3.000%, 05/15/2042 to 10/20/2046	15,265	15,931
GNMA TBA
4.000%, 11/01/2035	750	805
3.000%, 11/01/2042	3,550	3,698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

		254,154

Non-Agency Mortgage-Backed Obligations — 0.6%
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	$550	$577
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	288
Commercial Mortgage Trust, Ser 2013-CR13, Cl A2
3.039%, 12/10/2018	500	515
Commercial Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	500	504
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	293
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	700	742
GS Mortgage Securities II, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	290
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A4
4.133%, 08/15/2046 (B)	300	331
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	541
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	1,000	1,055
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	319
WFRBS Commercial Mortgage Trust, Ser 2012- C7, Cl A2
3.431%, 06/15/2045	500	536
WFRBS Commercial Mortgage Trust, Ser 2014- C19, Cl A5
4.101%, 03/15/2047	250	275
WFRBS Commercial Mortgage Trust, Ser 2014- C22, Cl A4
3.488%, 09/15/2057	300	318

		6,584

Total Mortgage-Backed Securities (Cost $257,547) ($ Thousands)		260,738

Adviser Managed Trust / Quarterly Report / October 31, 2016	37

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 15.5%
Angolan Government International Bond
9.500%, 11/12/2025 (A)		$300	$294
Argentine Republic Government International
Bond
8.280%, 12/31/2033		911	1,022
7.625%, 04/22/2046 (A)		750	819
7.500%, 04/22/2026 (A)		1,100	1,202
7.125%, 07/06/2036 (A)		450	464
6.875%, 04/22/2021 (A)		1,000	1,082
6.625%, 07/06/2028 (A)		200	205
6.250%, 04/22/2019 (A)		500	530
3.750%, 03/31/2019 (C)		750	513
Armenia Government International Bond
7.150%, 03/26/2025		200	211
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)		200	207
Bahrain Government International Bond
7.000%, 01/26/2026 (A)		200	213
6.125%, 07/05/2022 (A)		400	423
6.125%, 08/01/2023 (A)		200	211
6.000%, 09/19/2044 (A)		200	169
5.875%, 01/26/2021 (A)		200	210
5.500%, 03/31/2020 (A)		300	314
Belarus Government International Bond
8.950%, 01/26/2018		200	210
Bolivian Government International Bond
5.950%, 08/22/2023		200	235
Brazilian Government International Bond
8.250%, 01/20/2034		650	816
7.125%, 01/20/2037		100	114
6.000%, 04/07/2026		600	661
5.875%, 01/15/2019		500	540
5.625%, 01/07/2041		750	724
5.625%, 02/21/2047		200	191
5.000%, 01/27/2045		650	574
4.875%, 01/22/2021		600	635
4.250%, 01/07/2025		900	891
2.625%, 01/05/2023		750	693
Bundesobligation
0.250%, 10/16/2020	EUR	230	260
0.000%, 04/17/2020		175	195
Bundesrepublik Deutschland
4.750%, 07/04/2034		521	986
2.500%, 07/04/2044		270	425
0.500%, 02/15/2025		955	1,096
0.000%, 08/15/2026		500	539
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		$200	223
Canadian Government International Bond
3.500%, 12/01/2045	CAD	110	112
2.250%, 06/01/2025		744	607
1.750%, 09/01/2019		778	600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.625%, 02/27/2019	$100	$101
1.125%, 03/19/2018	200	200
Chile Government International Bond
3.875%, 08/05/2020	150	163
3.625%, 10/30/2042	150	153
3.125%, 01/21/2026	810	847
Colombia Government International Bond
7.375%, 03/18/2019	850	958
7.375%, 09/18/2037	325	416
6.125%, 01/18/2041	700	800
5.625%, 02/26/2044	500	546
5.000%, 06/15/2045	600	609
4.500%, 01/28/2026	500	535
4.375%, 07/12/2021	400	426
4.000%, 02/26/2024	600	624
2.625%, 03/15/2023	300	290
Costa Rica Government International Bond
7.158%, 03/12/2045	200	209
7.000%, 04/04/2044 (A)	200	207
4.375%, 04/30/2025 (A)	200	190
4.250%, 01/26/2023 (A)	200	194
Croatia Government International Bond
6.750%, 11/05/2019	400	439
6.625%, 07/14/2020 (A)	100	111
6.375%, 03/24/2021	350	389
6.000%, 01/26/2024	450	508
5.500%, 04/04/2023	250	272
Dominican Republic International Bond
7.500%, 05/06/2021	200	220
7.450%, 04/30/2044	350	388
6.875%, 01/29/2026 (A)	350	388
6.850%, 01/27/2045	400	416
6.600%, 01/28/2024	200	217
5.875%, 04/18/2024	200	208
5.500%, 01/27/2025	200	203
Ecuador Government International Bond
10.750%, 03/28/2022 (A)	200	212
10.500%, 03/24/2020	200	211
7.950%, 06/20/2024	400	377
Egypt Government International Bond
6.875%, 04/30/2040	100	91
5.875%, 06/11/2025	300	278
5.750%, 04/29/2020	200	204
El Salvador Government International Bond
7.750%, 01/24/2023	150	164
7.650%, 06/15/2035	60	62
7.625%, 02/01/2041 (A)	300	308
7.375%, 12/01/2019	250	263
6.375%, 01/18/2027	200	199
5.875%, 01/30/2025	125	124
Ethiopia Government International Bond
6.625%, 12/11/2024	200	189

38	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Export Development Canada
1.625%, 12/03/2019		$300	$303
1.000%, 11/01/2018		100	100
Export-Import Bank of Korea
4.375%, 09/15/2021		200	221
2.875%, 01/21/2025		200	204
2.250%, 01/21/2020		200	202
FMS Wertmanagement AoeR MTN
1.000%, 08/16/2019		500	496
France Government International Bond
4.250%, 10/25/2023	EUR	858	1,224
3.750%, 04/25/2021		700	908
3.250%, 10/25/2021		600	773
3.250%, 05/25/2045		320	514
2.500%, 05/25/2030		1,130	1,530
French Republic Government Bond
4.750%, 04/25/2035		145	262
French Treasury Note
1.000%, 07/25/2017		185	205
Gabon Government International Bond
6.950%, 06/16/2025		$200	185
6.375%, 12/12/2024		200	183
Georgia Government International Bond
6.875%, 04/12/2021 (A)		200	223
Ghana Government International Bond
10.750%, 10/14/2030		300	353
8.125%, 01/18/2026		200	192
7.875%, 08/07/2023		200	191
Guatemala Government International Bond
5.750%, 06/06/2022 (A)		200	223
4.875%, 02/13/2028		200	209
Honduras Government International Bond
7.500%, 03/15/2024		200	223
Hungary Government International Bond
7.625%, 03/29/2041		350	533
6.375%, 03/29/2021		800	923
6.250%, 01/29/2020		350	392
5.750%, 11/22/2023		400	467
5.375%, 02/21/2023		400	454
5.375%, 03/25/2024		750	862
4.000%, 03/25/2019		300	313
Indonesia Government International Bond
11.625%, 03/04/2019		300	366
8.500%, 10/12/2035		300	444
7.750%, 01/17/2038		400	561
6.875%, 01/17/2018		300	317
6.750%, 01/15/2044 (A)		275	363
6.625%, 02/17/2037		400	502
5.950%, 01/08/2046 (A)		400	484
5.875%, 03/13/2020		700	779
5.875%, 01/15/2024 (A)		500	580
5.375%, 10/17/2023 (A)		200	226

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.250%, 01/17/2042 (A)		$300	$328
5.125%, 01/15/2045 (A)		400	435
4.875%, 05/05/2021 (A)		450	489
4.750%, 01/08/2026 (A)		400	436
4.625%, 04/15/2043 (A)		200	206
4.125%, 01/15/2025 (A)		400	420
3.750%, 04/25/2022 (A)		400	416
3.375%, 04/15/2023 (A)		200	202
Iraq Government International Bond
5.800%, 01/15/2028 (A)		500	402
Israel Government International Bond
4.500%, 01/30/2043		200	220
4.000%, 06/30/2022		200	220
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034	EUR	330	507
4.750%, 09/01/2028 (A)		654	940
4.000%, 09/01/2020		310	386
3.750%, 05/01/2021		307	384
3.500%, 06/01/2018		452	523
3.250%, 09/01/2046 (A)		190	232
2.250%, 09/01/2036 (A)		150	163
2.150%, 12/15/2021		643	757
2.000%, 12/01/2025		450	513
1.150%, 05/15/2017		1,479	1,634
1.050%, 12/01/2019		422	474
0.650%, 11/01/2020		785	869
Italy Government International Bond MTN
6.875%, 09/27/2023		$100	123
5.375%, 06/15/2033		150	178
Ivory Coast Government International Bond
6.375%, 03/03/2028		200	208
5.750%, 12/31/2032 (C)		495	485
5.375%, 07/23/2024		200	202
Jamaica Government International Bond
7.625%, 07/09/2025		200	234
6.750%, 04/28/2028		300	339
Japan Bank for International Cooperation
2.125%, 02/10/2025		200	198
1.875%, 07/21/2026		200	194
1.750%, 11/13/2018		550	553
Japan Government Five Year Bond
0.200%, 06/20/2017	JPY	70,250	671
0.200%, 12/20/2017		246,000	2,354
0.200%, 12/20/2018		292,550	2,811
0.100%, 03/20/2018		86,000	822
0.100%, 06/20/2019		63,500	610
0.100%, 06/20/2020		115,500	1,112
0.100%, 09/20/2020		209,300	2,016
0.100%, 09/20/2021		55,000	531
Japan Government Ten Year Bond
0.700%, 12/20/2022		136,400	1,369
0.600%, 03/20/2023		117,100	1,171

Adviser Managed Trust / Quarterly Report / October 31, 2016	39

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.500%, 09/20/2024	JPY	339,450	$3,394
0.400%, 09/20/2025		60,000	597
0.100%, 03/20/2026		81,850	792
0.100%, 09/20/2026		56,200	543
Japan Government Thirty Year Bond
2.500%, 03/20/2036		144,150	1,921
1.700%, 09/20/2044		242,650	3,034
0.500%, 09/20/2046		17,000	161
0.300%, 06/20/2046		13,350	120
Japan Government Twenty Year Bond
2.100%, 03/20/2030		231,500	2,799
1.600%, 03/20/2033		130,250	1,519
1.500%, 03/20/2033		140,600	1,618
0.500%, 09/20/2036		22,000	214
Jordan Government International Bond
6.125%, 01/29/2026 (A)		$200	209
Kazakhstan Government International Bond
MTN
6.500%, 07/21/2045 (A)		250	299
5.125%, 07/21/2025 (A)		550	609
4.875%, 10/14/2044 (A)		200	202
3.875%, 10/14/2024 (A)		200	207
Kenya Government International Bond
6.875%, 06/24/2024		400	399
5.875%, 06/24/2019		200	206
Kommunekredit MTN
1.500%, 01/15/2019		100	101
Korea Development Bank
2.500%, 03/11/2020		200	204
2.000%, 09/12/2026		200	191
Korea Government International Bond
3.875%, 09/11/2023		200	224
Lebanon Government International Bond MTN
8.250%, 04/12/2021		500	535
6.650%, 11/03/2028		250	244
6.650%, 02/26/2030		350	338
6.600%, 11/27/2026		1,100	1,069
6.375%, 03/09/2020		200	200
6.100%, 10/04/2022		300	294
6.000%, 01/27/2023		50	49
5.800%, 04/14/2020		550	542
5.450%, 11/28/2019		900	887
5.150%, 11/12/2018		100	98
Malaysia Sukuk Global
4.080%, 04/27/2046 (A)		250	261
Mexico Government International Bond
6.750%, 09/27/2034		825	1,064
6.050%, 01/11/2040		800	951
5.950%, 03/19/2019		250	276
5.750%, 10/12/2110		650	665
5.550%, 01/21/2045		800	896
5.125%, 01/15/2020		850	939

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.750%, 03/08/2044	$900	$898
4.600%, 01/23/2046	600	587
4.350%, 01/15/2047	600	568
4.125%, 01/21/2026	900	951
4.000%, 10/02/2023	850	893
3.625%, 03/15/2022	600	627
3.600%, 01/30/2025	1,100	1,122
3.500%, 01/21/2021	500	526
Mongolia Government International Bond MTN
5.125%, 12/05/2022	200	177
4.125%, 01/05/2018	200	192
Morocco Government International Bond
5.500%, 12/11/2042 (A)	200	225
4.250%, 12/11/2022 (A)	200	213
Mozambique Government International Bond
10.500%, 01/18/2023 (A)	200	113
Namibia Government International Bond
5.500%, 11/03/2021 (A)	200	215
Nigeria Government International Bond
6.375%, 07/12/2023	200	193
5.125%, 07/12/2018	200	201
Oman Government International Bond
4.750%, 06/15/2026 (A)	200	202
3.625%, 06/15/2021 (A)	200	201
Pakistan Government International Bond
8.250%, 04/15/2024	200	225
7.250%, 04/15/2019	250	265
Panama Government International Bond
6.700%, 01/26/2036	500	664
5.200%, 01/30/2020	450	496
4.300%, 04/29/2053	200	204
4.000%, 09/22/2024	450	484
3.875%, 03/17/2028	200	212
3.750%, 03/16/2025	900	954
Paraguay Government International Bond
6.100%, 08/11/2044	200	221
4.625%, 01/25/2023 (A)	200	209
Peruvian Government International Bond
8.750%, 11/21/2033	250	394
7.350%, 07/21/2025	650	889
7.125%, 03/30/2019	300	340
6.550%, 03/14/2037	500	685
5.625%, 11/18/2050	550	698
4.125%, 08/25/2027	200	223
Philippine Government International Bond
10.625%, 03/16/2025	100	159
9.875%, 01/15/2019	150	176
8.375%, 06/17/2019	300	352
7.750%, 01/14/2031	650	982
6.500%, 01/20/2020	200	231
6.375%, 01/15/2032	100	136
6.375%, 10/23/2034	750	1,045

40	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.500%, 03/30/2026	$850	$1,040
5.000%, 01/13/2037	400	488
4.200%, 01/21/2024	450	503
4.000%, 01/15/2021	450	490
3.950%, 01/20/2040	600	646
3.700%, 03/01/2041	600	628
Poland Government International Bond
6.375%, 07/15/2019	850	959
5.125%, 04/21/2021	550	621
5.000%, 03/23/2022	775	878
4.000%, 01/22/2024	500	545
3.250%, 04/06/2026	450	466
3.000%, 03/17/2023	400	412
Province of British Columbia Canada
2.250%, 06/02/2026	100	100
2.000%, 10/23/2022	225	228
Province of Manitoba Canada
3.050%, 05/14/2024	100	107
2.125%, 06/22/2026	100	98
1.125%, 06/01/2018	100	100
Province of Ontario Canada
4.400%, 04/14/2020	200	219
3.200%, 05/16/2024	400	427
2.500%, 09/10/2021	200	207
2.500%, 04/27/2026	200	202
2.000%, 01/30/2019	100	102
1.625%, 01/18/2019	100	101
Province of Quebec Canada
7.500%, 09/15/2029	300	443
3.500%, 07/29/2020	250	268
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	327
6.550%, 04/09/2019 (A)	200	223
6.400%, 01/20/2040 (A)	200	269
5.750%, 01/20/2042 (A)	200	252
5.250%, 01/20/2020 (A)	450	494
4.625%, 06/02/2046 (A)	400	421
4.500%, 01/20/2022 (A)	550	605
3.250%, 06/02/2026 (A)	800	810
2.375%, 06/02/2021 (A)	600	602
Romanian Government International Bond
MTN
6.750%, 02/07/2022 (A)	400	475
6.125%, 01/22/2044 (A)	200	259
4.875%, 01/22/2024 (A)	250	280
4.375%, 08/22/2023 (A)	300	326
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028 (A)	475	831
11.000%, 07/24/2018 (A)	550	632
7.500%, 03/31/2030 (C)	2,060	2,491
5.875%, 09/16/2043 (A)	200	228
5.625%, 04/04/2042 (A)	800	883

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.000%, 04/29/2020	$700	$747
4.875%, 09/16/2023 (A)	800	860
4.500%, 04/04/2022 (A)	400	422
3.500%, 01/16/2019 (A)	400	407
Saudi Government International Bond MTN
4.500%, 10/26/2046 (A)	1,200	1,181
3.250%, 10/26/2026 (A)	1,200	1,183
2.375%, 10/26/2021 (A)	1,000	997
Senegal Government International Bond
6.250%, 07/30/2024	200	206
Serbia Government International Bond
7.250%, 09/28/2021	250	287
5.875%, 12/03/2018	200	212
4.875%, 02/25/2020	400	414
South Africa Government International Bond
6.875%, 05/27/2019	250	276
6.250%, 03/08/2041	200	233
5.875%, 05/30/2022	200	226
5.875%, 09/16/2025	500	561
5.500%, 03/09/2020	800	869
5.375%, 07/24/2044	200	208
5.000%, 10/12/2046	400	388
4.875%, 04/14/2026	200	207
4.665%, 01/17/2024	300	314
4.300%, 10/12/2028	400	388
Sri Lanka Government International Bond
6.850%, 11/03/2025 (A)	200	211
6.825%, 07/18/2026 (A)	200	211
6.250%, 10/04/2020 (A)	200	209
6.250%, 07/27/2021 (A)	200	209
6.125%, 06/03/2025	200	200
6.000%, 01/14/2019	200	206
5.875%, 07/25/2022 (A)	200	204
5.750%, 01/18/2022 (A)	200	203
Svensk Exportkredit MTN
1.875%, 06/23/2020	200	202
1.250%, 04/12/2019	250	250
Trinidad & Tobago Government International
Bond
4.500%, 08/04/2026 (A)	300	305
Turkey Government International Bond
8.000%, 02/14/2034	100	126
7.500%, 11/07/2019	450	500
7.375%, 02/05/2025	650	761
7.250%, 03/05/2038	100	119
7.000%, 03/11/2019	200	216
7.000%, 06/05/2020	350	385
6.875%, 03/17/2036	750	853
6.750%, 04/03/2018	250	264
6.750%, 05/30/2040	500	564
6.625%, 02/17/2045	450	504
6.250%, 09/26/2022	500	544

Adviser Managed Trust / Quarterly Report / October 31, 2016	41

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.000%, 01/14/2041		$600	$619
5.750%, 03/22/2024		750	797
5.625%, 03/30/2021		700	739
4.875%, 10/09/2026		200	199
4.875%, 04/16/2043		625	555
4.250%, 04/14/2026		800	766
3.250%, 03/23/2023		200	186
Ukraine Government AID Bond
1.847%, 05/29/2020		263	267
Ukraine Government International Bond
7.750%, 09/01/2019 (A)		500	498
7.750%, 09/01/2020 (A)		500	495
7.750%, 09/01/2021 (A)		200	197
7.750%, 09/01/2025 (A)		500	479
7.750%, 09/01/2026 (A)		500	477
7.750%, 09/01/2027 (A)		400	380
United Kingdom Gilt
4.750%, 12/07/2038	GBP	220	412
4.500%, 09/07/2034		128	223
4.250%, 06/07/2032		448	746
4.250%, 06/07/2032		75	125
4.250%, 12/07/2040		318	569
3.750%, 09/07/2021		732	1,029
3.750%, 07/22/2052		640	1,191
3.500%, 01/22/2045		145	240
2.250%, 09/07/2023		470	626
2.000%, 07/22/2020		296	382
2.000%, 09/07/2025		165	216
1.250%, 07/22/2018		302	375
Uruguay Government International Bond
7.625%, 03/21/2036		$400	551
5.100%, 06/18/2050		925	922
4.500%, 08/14/2024		600	656
4.375%, 10/27/2027		550	581
Venezuela Government International Bond
12.750%, 08/23/2022		900	521
11.950%, 08/05/2031		1,000	550
11.750%, 10/21/2026		800	442
9.375%, 01/13/2034		650	302
9.250%, 09/15/2027		500	250
9.250%, 05/07/2028		200	93
9.000%, 05/07/2023		600	275
8.250%, 10/13/2024		100	44
7.750%, 10/13/2019		250	127
7.650%, 04/21/2025		500	216
7.000%, 03/31/2038		500	209
Vietnam Government International Bond
6.750%, 01/29/2020		150	167
4.800%, 11/19/2024		200	212
Zambia Government International Bond
8.970%, 07/30/2027		200	196
8.500%, 04/14/2024		200	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.375%, 09/20/2022	$200	$174

Total Sovereign Debt (Cost $177,031) ($ Thousands)		183,360

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FFCB
1.620%, 04/20/2021	250	249
1.100%, 06/01/2018	250	251
0.875%, 09/20/2018	250	249
FHLB
5.500%, 07/15/2036	225	316
1.625%, 06/14/2019	1,250	1,269
1.125%, 04/25/2018 to 07/14/2021	3,000	3,000
1.000%, 12/19/2017	500	502
FHLMC
6.750%, 03/15/2031	500	754
6.250%, 07/15/2032	300	443
2.375%, 01/13/2022	375	392
1.375%, 05/01/2020	1,200	1,209
1.250%, 07/26/2019	250	250
1.100%, 09/13/2018	500	500
1.070%, 09/06/2018	250	250
1.050%, 02/26/2018	250	250
0.875%, 03/07/2018 to 10/12/2018	1,700	1,699
FNMA
6.625%, 11/15/2030	475	707
2.625%, 09/06/2024	600	633
2.125%, 04/24/2026	205	205
1.875%, 02/19/2019 to 12/28/2020	1,250	1,277
1.750%, 09/12/2019	750	765
1.625%, 01/21/2020	375	381
1.500%, 06/22/2020	300	303
1.400%, 08/24/2020	250	249
1.200%, 08/16/2019	250	249
1.125%, 10/19/2018	500	502
1.000%, 02/26/2019	1,000	1,000
0.875%, 12/20/2017 to 08/02/2019	1,750	1,751
Tennessee Valley Authority
5.250%, 09/15/2039	275	368
3.500%, 12/15/2042	125	132
2.875%, 09/15/2024	500	533

Total U.S. Government Agency Obligations (Cost $20,329) ($ Thousands)		20,638

42	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.6%

California — 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	$200	$291
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	275
7.550%, 04/01/2039	350	542
California State, Department of Water Resources, Ser P
2.000%, 05/01/2022	25	25
California State, Earthquake Authority, RB
2.805%, 07/01/2019	100	102
California State, East Bay Municipal Utility District, Water System Revenue, RB
5.874%, 06/01/2040	200	268
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	200	260
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	286
University of California, Ser AQ, RB
4.767%, 05/15/2115	250	258

		2,307

Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	200	252

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	100	129
6.637%, 04/01/2057	200	262

		391

Illinois — 0.1%
Chicago, GO
7.781%, 01/01/2035	250	277
Illinois State, GO
5.100%, 06/01/2033	400	382
4.950%, 06/01/2023	100	105
4.350%, 06/01/2018	73	75

		839

New Jersey — 0.1%
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	225	342
7.102%, 01/01/2041	350	515

		857

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	200	218
New York & New Jersey, Port Authority, RB Callable 06/01/2025 @ 100
4.823%, 06/01/2045	50	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	$200	$235
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	137
New York State, Dormitory Authority, RB
5.500%, 03/15/2030	100	124
5.289%, 03/15/2033	100	124
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	250	351

		1,244

Ohio — 0.0%
American Municipal Power, Ser B, RB
8.084%, 02/15/2050	100	161
Ohio State University, Ser A, RB
4.048%, 12/01/2056	100	107

		268

South Carolina — 0.0%
South Carolina, Public Service Authority, Ser D
2.388%, 12/01/2023	50	50

Tennessee — 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB Callable 04/01/2026 @ 100
4.053%, 07/01/2026	100	107

Texas — 0.1%
Houston, Ser A, GO
6.290%, 03/01/2032	90	112
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	200	269
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	250
University of Texas, Ser A, RB
3.852%, 08/15/2046	50	55

		686

Total Municipal Bonds (Cost $6,633) ($ Thousands)		7,001

ASSET-BACKED SECURITIES — 0.5%
BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/2020	150	150

Adviser Managed Trust / Quarterly Report / October 31, 2016	43

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A3
1.940%, 01/21/2020	$500	$501
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	500	502
Chase Issuance Trust, Ser 2012-A7, Cl A7
2.160%, 09/16/2024	300	304
Chase Issuance Trust, Ser 2015-A5, Cl A5
1.360%, 04/15/2020	100	100
Citibank Credit Card Issuance Trust, Ser 2008- A1, Cl A1
5.350%, 02/07/2020	188	198
Citibank Credit Card Issuance Trust, Ser 2014- A5, Cl A5
2.680%, 06/07/2023	200	209
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%, 08/15/2048	245	265
Discover Card Execution Note Trust, Ser 2014- A4, Cl A4
2.120%, 12/15/2021	200	204
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/2048	500	530
Mercedes-Benz Auto Receivables Trust, Ser 2015-1, Cl A3
1.340%, 12/16/2019	499	501
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl C
2.740%, 01/15/2021	700	711
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	300	301
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	650	679
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A1
1.577%, 01/15/2059	452	453
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	155	156

Total Asset-Backed Securities (Cost $5,729) ($ Thousands)		5,764

	Number of Warrants

WARRANTS — 0.0%
Comstock Resources, Expires 06/15/2020
Strike Price $– *	275	3

Description	Market Value ($ Thousands)

WARRANTS (continued)

Total Warrants (Cost $—) ($ Thousands)	$3

Total Investments — 98.8% (Cost $1,144,355) ($ Thousands) @	$1,167,255

A list of the open forward foreign currency contracts held by the Fund at October 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

11/02/16	CAD	1,803	USD	1,375	$30
12/02/16	CAD	1,777	USD	1,326	—
11/02/16	GBP	4,433	USD	5,762	349
12/02/16	GBP	5,050	USD	6,143	(24)
11/02/16	EUR	15,305	USD	17,187	410
12/02/16	EUR	14,959	USD	16,393	(25)
11/02/16-12/02/16	JPY	6,249,380	USD	60,665	1,157

					$1,897

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2016 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Brown Brothers Harriman	$(106,955)	$108,852	$1,897

			$1,897

For the period ended October 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,180,930 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of October 31, 2016, was $98,469 ($ Thousands) and represented 8.34% of the net assets of the Fund.

(B)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016.

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on October 31, 2016. The coupon on a step bond changes on a specified date.

@ At October 31, 2016 the tax basis cost of the Fund’s investments was $1,144,355 ($ Thousands), and the unrealized appreciation and depreciation were $29,927 ($ Thousands) and $(7,027) ($ Thousands), respectively.

44	Adviser Managed Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Tactical Offensive Fixed Income Fund (Concluded)

AID — Agency for International Development

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of inputs used as of October 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$368,486	$–	$368,486
U.S. Treasury Obligations	–	321,265	–	321,265
Mortgage-Backed Securities	–	260,738	–	260,738
Sovereign Debt	–	183,360	–	183,360
U.S. Government Agency
Obligations	–	20,638	–	20,638
Municipal Bonds	–	7,001	–	7,001
Asset-Backed Securities	–	5,764	–	5,764
Warrants	–	–	3	3

Total Investments in Securities	$–	$1,167,252	$3	$1,167,255

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$1,946	$—	$1,946
Unrealized Depreciation	—	(49)	—	(49)

Total Other Financial Instruments	$—	$1,897	$—	$1,897

For the period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Adviser Managed Trust / Quarterly Report / October 31, 2016	45

Item 2.   Controls and Procedures

a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “1940 Act”)) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 30, 2016

By
/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: December 30, 2016